UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015______________________________________

Ohio National Fund, Inc.

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242

(Address of principal executive offices) (Zip code)

One Financial Way, Cincinnati, Ohio 45242

(Name and address of agent for service)

Registrant’s telephone number, including area code: (513) 794-6971_______________________

Date of fiscal year end: ____12/31/05______

Date of reporting period: ___03/31/05______

Form N-Q is to be used by management investment companies, other than small business investment companies on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ohio National Fund, Inc.
Equity Portfolio
March 31, 2005 (Unaudited)

		Fair
Common Stocks - 99.6%	Shares	Value
Commercial Services & Supplies - 2.7%
Waste Management, Inc.	444,700	$12,829,595

Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	204,900	3,665,661

Computers & Peripherals - 3.0%
International Business Machines Corp.	85,200	7,785,576
Seagate Technology (a)	331,100	6,473,005
		14,258,581
Consumer Finance - 2.0%
Capital One Financial Corp.	131,800	9,854,686

Diversified Financial Services - 6.4%
Citigroup, Inc.	265,000	11,909,100
JPMorgan Chase & Co.	552,771	19,125,877
		31,034,977
Diversified Telecommunication Services - 2.5%
Qwest Communications International (a)	3,253,100	12,036,470

Food & Staples Retailing - 2.7%
Albertson's, Inc.	461,200	9,523,780
The Kroger Co. (a)	226,200	3,625,986
		13,149,766
Health Care Providers & Services - 15.5%
Aetna, Inc.	205,400	15,394,730
Health Net, Inc. (a)	311,000	10,172,810
McKesson Corp.	382,900	14,454,475
UnitedHealth Group, Inc.	364,020	34,720,227
		74,742,242
Industrial Conglomerates - 6.9%
Tyco International Ltd.	982,900	33,222,020

Insurance - 1.8%
The St. Paul Travelers Companies Inc.	233,400	8,572,782

Internet & Catalog Retail - 12.2%
Amazon.Com, Inc. (a)	686,900	23,540,063
eBay, Inc. (a)	352,800	13,145,328
IAC/InterActiveCorp (a)	992,886	22,111,571
		58,796,962
Internet Software & Services - 2.7%
Google, Inc. (a)	61,210	11,049,017
Yahoo!, Inc. (a)	55,800	1,891,620
		12,940,637
Leisure Equipment & Products - 3.4%
Eastman Kodak Co.	500,200	16,281,510

Media - 8.2%
Comcast Corp. (a)	173,433	5,858,567
The DIRECTV Group Inc. (a)	834,400	12,032,048
Time Warner, Inc. (a)	592,100	10,391,355
WPP Group Plc (b)	996,189	11,323,693
		39,605,663
Multiline Retail - 1.4%
Sears Holdings Corp. (a)	51,300	6,831,621

Multi-Utilities & Unregulated Power - 5.2%
The AES Corp. (a)	1,525,100	24,981,138

Pharmaceuticals - 1.0%
Pfizer, Inc.	189,900	4,988,673

Software - 4.1%
Electronic Arts, Inc. (a)	240,900	12,473,802
Intuit, Inc. (a)	172,300	7,541,571
		20,015,373
Specialty Retail - 2.3%
The Home Depot	293,000	11,204,320

Thrifts & Mortgage Finance - 7.3%
Countrywide Financial Corp.	283,300	9,195,918
MGIC Investment Corp.	219,500	13,536,565
Washington Mutual, Inc.	313,100	12,367,450
		35,099,933
Wireless Telecommunication Services - 7.5%
Nextel Communications, Inc. (a)	1,280,440	36,390,105

Total Common Stocks (Cost $357,363,041)		$480,502,715

	Face	Fair
Repurchase Agreements - 0.6%	Amount	Value
Capital Markets - 0.6%
Goldman Sachs 2.830% 04/01/05	$ 2,769,394	$2,769,394
Repurchase Price $2,769,612
Collateralized by:
Fannie Mae Mortgage Back Pool
#255412 6.000% 10/01/34
Fair Value: $2,829,608

Total Repurchase Agreeements (Cost $2,769,394)		$2,769,394

Total Investments - 100.2% (Cost $360,132,435) (c)		$483,272,109
Liabilities in Excess of Other Assets - (0.2)%		(1,062,365)
Total Net Assets - 100.0%		$482,209,744

(a) Represents a non-income producing security.
(b) Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent 2.3% of the
Portfolio's net assets. See Note 2 for detail of these procedures.
(c) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund, Inc.
Money Market Portfolio
March 31, 2005 (Unaudited)

	Face	Amortized
Short-Term Notes - 96.1%	Amount	Cost
Automobiles - 8.8%
American Honda Finance 2.710% 04/27/05	$ 5,700,000	$5,688,786
DaimlerChrysler 2.930% 04/08/05	1,000,000	999,430
Toyota Motor Credit 2.730% 04/29/05	6,145,000	6,131,952
		12,820,168
Beverages - 4.1%
The Coca-Cola Co. 2.820% 04/11/05	3,000,000	2,997,650
The Coca-Cola Co. 2.730% 04/22/05	3,000,000	2,995,223
		5,992,873
Capital Markets - 2.7%
The Goldman Sachs Group, Inc. 2.700% 04/11/05	4,000,000	3,997,000

Chemicals - 4.4%
E.I. Du Pont de Nemours & Co. 2.730% 04/14/05	5,500,000	5,494,578
E.I. Du Pont de Nemours & Co. 2.740% 04/21/05	1,000,000	998,478
		6,493,056
Consumer Finance - 4.6%
American Express Co. 2.670% 04/04/05	5,991,000	5,989,667
American Express Co. 2.730% 04/08/05	769,000	768,592
		6,758,259
Diversified Financial Services - 14.0%
CIT Group Inc. 2.800% 05/02/05	1,000,000	997,589
Citicorp 2.640% 04/01/05	3,431,000	3,431,000
Citicorp 2.750% 04/11/05	3,000,000	2,997,708
HSBC Finance 2.770% 04/20/05	6,500,000	6,490,497
Usaa Capital Corp. 2.750% 04/13/05	6,500,000	6,494,042
		20,410,836
Diversified Telecommunication Services - 3.8%
BellSouth Corp. 2.730% 04/07/05 to 04/12/05 (a)	5,500,000	5,495,791

Food Products - 4.4%
Nestle Capital 2.730% 04/04/05 (a)	6,500,000	6,498,521

Household Durables - 4.4%
Fortune Brands, Inc. 2.770% 04/04/05 (a)	6,500,000	6,498,500

Household Products - 4.4%
Procter & Gamble Co. 2.620% 04/08/05 (a)	2,000,000	1,998,981
Procter & Gamble Co. 2.730% 04/18/05 (a)	2,000,000	1,997,422
Procter & Gamble Co. 2.740% 04/19/05 (a)	2,400,000	2,396,712
		6,393,115
Industrial Conglomerates - 4.3%
General Electric Capital Corp. 2.780% 04/25/05	4,808,000	4,799,089
General Electric Capital Corp. 2.740% 04/29/05	1,500,000	1,496,804
		6,295,893
Insurance - 8.6%
AIG Funding, Inc. 2.760% 04/05/05	3,700,000	3,698,867
American General Finance Corp. 2.760% 04/07/05	2,000,000	1,999,080
Prudential Funding Corp. 2.740% 04/06/05	2,000,000	1,999,239
Prudential Funding Corp. 2.730% 04/13/05	4,818,000	4,813,615
		12,510,801
Machinery - 0.7%
John Deere Capital 2.730% 04/08/05 (a)	1,000,000	999,469

Media - 8.9%
Gannett Inc. 2.730% 04/21/05 (a)	6,500,000	6,490,142
Knight-Ridder, Inc. 2.740% 04/06/05 (a)	5,500,000	5,497,907
Knight-Ridder, Inc. 2.750% 04/26/05 (a)	1,000,000	998,090
		12,986,139
Metals & Mining - 0.7%
Alcoa, Inc. 2.770% 04/05/05	1,000,000	999,692

Pharmaceuticals - 12.9%
Abbott Laboratories 2.570% 04/05/05 (a)	4,300,000	4,298,772
Abbott Laboratories 2.750% 05/03/05 (a)	2,000,000	1,995,111
Merck & Co., Inc. 2.750% 04/28/05	6,000,000	5,987,625
Pfizer, Inc. 2.720% 04/18/05 (a)	6,500,000	6,491,651
		18,773,159
Specialty Retail - 4.4%
The Sherwin Williams Co. 2.680% 04/14/05 (a)	4,000,000	3,996,129
The Sherwin Williams Co. 2.700% 04/19/05 (a)	2,500,000	2,496,625
		6,492,754

Total Short-Term Notes (Cost $140,416,026)		$140,416,026

	Face	Amortized
Variable Rate Demand Notes - 1.9%	Amount	Cost
Municipal Bonds - 1.9%
Alaska Housing Finance Corp. 2.860% 12/01/32 (b)	$ 2,700,000	$2,700,000

Total Variable Rate Demand Notes (Cost $2,700,000)		$2,700,000

	Face	Amortized
Repurchase Agreements - 1.7%	Amount	Cost
Commercial Banks - 1.7%
US Bank 1.900% 04/01/05	$ 2,483,000	$2,483,000
Repurchase price $2,483,131
Collateralized by: Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $2,532,759

Total Repurchase Agreements (Cost $2,483,000)		$2,483,000

Total Investments - 99.7% (Cost $145,599,026) (c)		$145,599,026
Other Assets in Excess of Liabilities - 0.3%		481,335
Total Net Assets - 100.0%		$146,080,361

(a) Represents a security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified buyers, under Rule 144A. At March
31, 2005, the value of these securities amounted to $58,149,823 or 39.8% of the net assets of the Portfolio. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) This bond is a variable rate demand note that is an eligible Security under Rule 2a-7. The rate of interest resets every seven days and the bond is eligible to be repurchased by the broker at any time, at par, with a maximum seven day settlement.
(c) Represents cost for Federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of this Portfolio.

Ohio National Fund, Inc.
Bond Portfolio
March 31, 2005 (Unaudited)

	Face	Fair
Corporate Bonds - 94.8%	Amount	Value
Aerospace & Defense - 0.4%
Boeing Capital Corp.
5.400% 11/30/09	$ 500,000	$514,615

Air Freight & Logistics - 0.9%
Ryder System, Inc.
4.625% 04/01/10	1,000,000	992,012

Auto Components - 1.4%
ArvinMeritor, Inc.
8.750% 03/01/12	500,000	522,500
Delphi Corp.
6.500% 08/15/13	500,000	411,558
Lear Corp.
5.750% 08/01/14 (a)	750,000	722,449
		1,656,507
Automobiles - 3.4%
DaimlerChrysler NA Holding Corp.
4.050% 06/04/08	1,500,000	1,457,775
Ford Motor Credit Co.
7.250% 10/25/11	2,500,000	2,470,233
		3,928,008
Capital Markets - 2.4%
Amvescap PLC
4.500% 12/15/09	1,250,000	1,227,256
Jefferies Group, Inc.
7.750% 03/15/12	1,000,000	1,126,440
The Goldman Sachs Group, Inc.
5.150% 01/15/14	500,000	493,208
		2,846,904
Chemicals - 3.8%
ICI Wilmington, Inc.
4.375% 12/01/08	1,000,000	988,489
IMC Global, Inc.
6.875% 07/15/07	500,000	515,000
Monsanto Co.
7.375% 08/15/12	2,000,000	2,306,806
Olin Corp.
9.125% 12/15/11	500,000	606,373
		4,416,668
Commercial Banks - 0.6%
MBNA America Bank NA
4.625% 08/03/09	750,000	744,629

Commercial Services & Supplies - 2.5%
Cendant Corp.
6.875% 08/15/06	500,000	517,664
Deluxe Corp.
5.000% 12/15/12	1,000,000	970,376
R.R. Donnelley & Sons Co.
4.950% 04/01/14	750,000	736,403
Waste Management, Inc.
5.000% 03/15/14	750,000	739,092
		2,963,535
Computers & Peripherals - 0.9%
NCR Corp.
7.125% 06/15/09	1,000,000	1,077,258

Consumer Finance - 3.4%
Capital One Bank
5.125% 02/15/14	750,000	737,872
Capital One Financial
4.738% 05/17/07	500,000	502,976
General Motors Acceptance Corp.
6.125% 08/28/07	1,000,000	975,647
7.250% 03/02/11	1,000,000	929,530
Household Finance Corp.
6.375% 11/27/12	750,000	812,155
		3,958,180
Containers & Packaging - 1.4%
Rock-Tenn Co.
5.625% 03/15/13	500,000	497,059
Temple-Inland, Inc.
7.875% 05/01/12	1,000,000	1,130,380
		1,627,439
Diversified Financial Services - 0.6%
CIT Group, Inc.
5.000% 02/13/14	750,000	738,386

Diversified Telecommunication Services - 6.1%
AT&T Corp.
8.050% 11/15/11	500,000	570,625
Bellsouth Corp.
4.200% 09/15/09	750,000	733,599
CenturyTel, Inc.
7.875% 08/15/12	1,000,000	1,129,749
Citizens Communications Co.
7.625% 08/15/08	1,000,000	1,055,000
Deutsche Telekom International Finance BV
5.250% 07/22/13	250,000	251,131
France Telecom
8.500% 03/01/11	1,000,000	1,145,604
Liberty Media Corp.
5.700% 05/15/13	750,000	708,020
Sprint Capital Corp.
8.375% 03/15/12	500,000	585,138
Telefonos de Mexico SA de CV
4.750% 01/27/10 (a)	1,000,000	976,882
		7,155,748
Electric Utilities - 7.6%
CenterPoint Energy Resources Corp.
5.950% 01/15/14	500,000	516,821
IPALCO Enterprises, Inc.
8.625% 11/14/11	1,000,000	1,152,500
Metropolitan Edison Co.
4.875% 04/01/14	750,000	726,341
Pepco Holdings, Inc.
4.000% 05/15/10	750,000	722,367
PSEG Power LLC
5.000% 04/01/14	750,000	735,591
Scottish Power Plc
4.910% 03/15/10	1,000,000	1,001,231
Tenaska Georgia Partners LP
9.500% 02/01/2030	500,000	655,864
TransAlta Corp.
6.750% 07/15/12	2,000,000	2,156,634
TXU Corp.
4.800% 11/15/09 (a)	500,000	484,878
TXU Corp.
7.480% 01/01/17	700,000	754,782
		8,907,009
Food & Staples Retailing - 1.3%
Safeway, Inc.
5.800% 08/15/12	500,000	513,945
The Kroger Co.
6.200% 06/15/12	1,000,000	1,058,646
		1,572,591
Food Products - 1.7%
Bunge Ltd. Finance Corp.
5.875% 05/15/13	750,000	778,026
Tyson Foods, Inc.
8.250% 10/01/11	1,000,000	1,161,360
		1,939,386
Gas Utilities - 2.4%
Atmos Energy Corp.
4.000% 10/15/09	1,000,000	963,796
NiSource Finance Corp.
5.400% 07/15/14	750,000	756,744
Southwest Gas Corp.
7.625% 05/15/12	1,000,000	1,134,918
		2,855,458
Health Care Equipment & Supplies - 0.9%
Hospira, Inc.
4.950% 06/15/09	1,000,000	1,007,267

Health Care Providers & Services - 1.7%
HCA, Inc.
5.750% 03/15/14	500,000	479,752
Manor Care, Inc.
6.250% 05/01/13	500,000	528,324
Wellpoint, Inc.
4.250% 12/15/09 (a)	1,000,000	977,265
		1,985,341
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Services, Inc.
7.000% 07/15/06	750,000	772,565
Gtech Holdings Corp.
4.500% 12/01/09 (a)	1,000,000	979,186
Mirage Resorts, Inc.
6.750% 02/01/08	700,000	718,375
Wendy's International, Inc.
6.350% 12/15/05	500,000	507,705
		2,977,831
Household Durables - 4.9%
Centex Corp.
5.125% 10/01/13	500,000	484,943
Lennar Corp.
5.950% 03/01/13	1,000,000	1,030,349
Newell Rubbermaid, Inc.
4.625% 12/15/09	1,000,000	988,319
Pulte Homes, Inc.
8.125% 03/01/11	1,000,000	1,128,930
7.875% 08/01/11	1,000,000	1,121,194
Ryland Group, Inc.
5.375% 01/15/15	1,000,000	970,628
		5,724,363
Industrial Conglomerates - 1.6%
Hutchison Whampoa International Ltd.
6.250% 01/24/14 (a)	1,250,000	1,302,561
Tyco International Group SA
6.000% 11/15/13	500,000	525,856
		1,828,417
Insurance - 4.8%
Assurant, Inc.
5.625% 02/15/14	750,000	762,817
Axis Capital Holdings Ltd.
5.750% 12/01/14	500,000	507,318
Liberty Mutual Group
5.750% 03/15/14 (a)	750,000	738,406
Lincoln National Corp.
6.500% 03/15/08	1,250,000	1,328,566
Loews Corp.
5.250% 03/15/16	750,000	733,203
Marsh & McLennan Cos. Inc.
3.625% 02/15/08	1,000,000	972,004
StanCorp Financial Group, Inc.
6.875% 10/01/12	500,000	541,523
		5,583,837
IT Services - 0.7%
Computer Sciences Corp.
7.375% 06/15/11	750,000	848,858

Leisure Equipment & Products - 0.6%
Eastman Kodak Co.
3.625% 05/15/08	750,000	717,741

Machinery - 2.0%
Briggs & Stratton Corp.
8.875% 03/15/11	550,000	629,750
ITT Corp.
6.750% 11/15/05	700,000	708,750
Timken Co.
5.750% 02/15/10	1,000,000	1,023,070
		2,361,570
Media - 4.1%
Clear Channel Communications, Inc.
5.750% 01/15/13	1,000,000	985,695
Comcast Cable Communications
8.375% 05/01/07	500,000	538,845
8.875% 05/01/17	250,000	316,284
Cox Communications, Inc.
6.750% 03/15/11	1,000,000	1,067,207
Rogers Cable, Inc.
7.875% 05/01/12	1,000,000	1,065,000
Time Warner, Inc.
6.875% 05/01/12	750,000	820,219
		4,793,250
Metals & Mining - 0.9%
Teck Cominco Ltd.
7.000% 09/15/12	1,000,000	1,089,244

Multiline Retail - 0.6%
May Department Stores Co.
5.750% 07/15/14	750,000	753,558

Multi-Utilities & Unregulated Power - 2.9%
Avista Corp.
9.750% 06/01/08	500,000	572,106
Baltimore Gas & Electric Co.
6.200% 04/08/08	1,000,000	1,043,910
Consumers Energy Co.
6.000% 02/15/14	750,000	787,172
Duke Capital LLC
5.500% 03/01/14	750,000	749,390
Kansas Gas & Electric
8.290% 03/29/16	250,000	259,627
		3,412,205
Oil & Gas - 4.6%
Atlantic Richfield Co.
8.550% 03/01/12	200,000	241,442
Enterprise Products Operating LP
4.625% 10/15/09	1,000,000	976,852
Kinder Morgan Energy Partners LP
5.000% 12/15/13	750,000	731,626
Marathon Oil Corp.
6.125% 03/15/12	750,000	801,751
Ocean Energy, Inc.
7.250% 10/01/11	1,000,000	1,119,204
Valero Energy Corp.
6.875% 04/15/12	750,000	833,649
XTO Energy, Inc.
4.900% 02/01/14	750,000	732,374
		5,436,898
Paper & Forest Products - 3.8%
Abitibi-Consolidated, Inc.
7.400% 04/01/18	1,000,000	885,000
Domtar, Inc.
7.875% 10/15/11	1,000,000	1,113,229
International Paper Co.
5.300% 04/01/15	500,000	499,420
Potlatch Corp.
12.500% 12/01/09	1,000,000	1,239,129
Weyerhaeuser Co.
5.250% 12/15/09	668,000	681,682
		4,418,460
Pharmaceuticals - 0.7%
Wyeth
5.500% 02/01/14	750,000	763,839

Real Estate - 9.3%
AvalonBay Communities, Inc.
6.625% 01/15/08	1,000,000	1,050,149
Camden Property Trust
4.375% 01/15/10	1,000,000	975,925
Colonial Realty LP
8.050% 07/15/06	900,000	936,793
Developers Diversified Realty Corp.
3.875% 01/30/09	750,000	723,100
ERP Operating LP
4.750% 06/15/09	750,000	750,963
iStar Financial, Inc.
5.700% 03/01/14	1,000,000	988,270
Mack-Cali Realty LP
4.600% 06/15/13	750,000	708,933
Post Apartment Homes LP
5.125% 10/12/11	750,000	746,692
Simon Property Group LP
4.875% 08/15/10	1,250,000	1,237,459
Spieker Properties, Inc.
7.250% 05/01/09	500,000	541,070
The Rouse Co.
7.200% 09/15/12	1,000,000	1,075,291
Vornado Realty Trust
4.750% 12/01/10	1,250,000	1,224,139
		10,958,784
Road & Rail - 1.0%
CSX Corp.
5.300% 02/15/14	750,000	753,370
Union Pacific Corp.
3.625% 06/01/10	500,000	471,853
		1,225,223
Software - 0.8%
Computer Associates International, Inc.
4.750% 12/01/09 (a)	1,000,000	981,322

Specialty Retail - 2.0%
AutoZone, Inc.
4.750% 11/15/10	1,250,000	1,211,116
Staples, Inc.
7.375% 10/01/12	1,000,000	1,140,758
		2,351,874
Thrifts & Mortgage Finance - 1.6%
Countrywide Home Loans, Inc.
4.125% 09/15/09	750,000	723,358
Radian Group, Inc.
7.750% 06/01/11	1,000,000	1,130,108
		1,853,466
Wireless Telecommunication Services - 1.9%
America Movil SA de CV
5.750% 01/15/15	1,000,000	971,553
AT&T Wireless Services, Inc.
7.875% 03/01/11	750,000	854,068
Intelsat Ltd
7.625% 04/15/12	500,000	437,500
		2,263,121

Total Corporate Bonds (Cost $108,127,101)		$111,230,802

	Face	Fair
Foreign Government Bonds - 0.9%	Amount	Value
Mexico Government International Bond
5.875% 01/15/14	$ 1,000,000	$995,000

Total Foreign Government Bonds (Cost $1,006,187)		$995,000

	Face	Fair
Asset Backed Securities - 0.7%	Amount	Value
Air Freight & Logistics - 0.5%
FedEx Corp.
7.020% 01/15/16	$ 551,903	$611,533

Airlines - 0.2%
Northwest Airlines, Inc.
8.070% 07/02/16	424,555	257,389

Total Asset Backed Securities (Cost $993,757)		$868,922

	Face	Fair
Short-Term Notes - 3.2%	Amount	Value
Consumer Finance - 3.2%
American Express Co.
2.760% 04/01/05	$ 3,764,000	$3,764,000

Total Short-Term Notes (Cost $3,764,000)		$3,764,000

Total Investments - 99.6% (Cost $113,891,045) (b)		$116,858,724
Other Assets in Excess of Liabilities - 0.4%		481,316
Total Net Assets - 100.0%		$117,340,040

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $7,162,949 or 6.1% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund, Inc.
Omni Portfolio
March 31, 2005 (Unaudited)

		Fair
Common Stocks - 73.0%	Shares	Value
Aerospace & Defense - 6.1%
General Dynamics Corp.	9,700	$1,038,385
Honeywell International, Inc.	29,800	1,108,858
L-3 Communications Holdings, Inc.	13,900	987,178
United Technologies Corp.	10,300	1,047,098
		4,181,519
Air Freight & Logistics - 1.4%
FedEx Corp.	10,200	958,290

Beverages - 1.5%
PepsiCo, Inc.	19,900	1,055,297

Biotechnology - 3.5%
Affymetrix, Inc. (a)	6,900	295,596
Amgen, Inc. (a)	21,100	1,228,231
Celgene Corp. (a)	25,900	881,895
		2,405,722
Capital Markets - 4.3%
Franklin Resources, Inc.	14,000	961,100
Morgan Stanley	17,600	1,007,600
The Goldman Sachs Group, Inc.	9,300	1,022,907
		2,991,607
Chemicals - 1.7%
Monsanto Co.	17,700	1,141,650

Commercial Banks - 2.2%
Bank of America Corp.	28,600	1,261,260
US Bancorp	9,500	273,790
		1,535,050
Communications Equipment - 2.0%
Cisco Systems, Inc. (a)	57,400	1,026,886
QUALCOMM, Inc.	9,300	340,845
		1,367,731
Computers & Peripherals - 1.5%
International Business Machines Corp.	11,700	1,069,146

Consumer Finance - 1.1%
MBNA Corp.	30,700	753,685

Containers & Packaging - 1.3%
Temple-Inland, Inc.	12,400	899,620

Diversified Financial Services - 3.3%
Citigroup, Inc.	27,697	1,244,703
JPMorgan Chase & Co.	29,700	1,027,620
		2,272,323
Diversified Telecommunication Services - 1.5%
Sprint Corp.	45,500	1,035,125

Energy Equipment & Services - 1.0%
Transocean, Inc. (a)	13,200	679,272

Food Products - 0.5%
General Mills, Inc.	7,500	368,625

Health Care Equipment & Supplies - 1.7%
PerkinElmer, Inc.	8,900	183,607
Thermo Electron Corp. (a)	39,400	996,426
		1,180,033
Health Care Providers & Services - 6.3%
Caremark Rx, Inc. (a)	8,300	330,174
Community Health Systems, Inc. (a)	20,700	722,637
Health Net, Inc. (a)	31,900	1,043,449
LifePoint Hospitals, Inc. (a)	6,500	284,960
Triad Hospitals, Inc. (a)	4,800	240,480
UnitedHealth Group, Inc.	6,400	610,432
Wellpoint, Inc. (a)	8,600	1,078,010
		4,310,142
Household Durables - 0.4%
Sony Corp. ADR	6,400	256,128

Household Products - 1.9%
Procter & Gamble Co.	24,300	1,287,900

Industrial Conglomerates - 5.0%
3M Co.	10,600	908,314
General Electric Co.	42,100	1,518,126
Tyco International Ltd.	30,400	1,027,520
		3,453,960
Insurance - 2.6%
American International Group, Inc.	15,500	858,855
Hartford Financial Services Group, Inc.	13,200	904,992
		1,763,847
Media - 1.4%
The Walt Disney Co.	33,100	950,963

Multiline Retail - 1.6%
Nordstrom, Inc.	19,400	1,074,372

Oil & Gas - 5.4%
Apache Corp.	16,000	979,680
Exxon Mobil Corp.	12,700	756,920
Occidental Petroleum Corp.	14,600	1,039,082
Suncor Energy, Inc.	23,500	944,935
		3,720,617
Pharmaceuticals - 3.2%
IVAX Corp. (a)	52,800	1,043,856
Pfizer, Inc.	43,800	1,150,626
		2,194,482
Semiconductor & Semiconductor Equipment - 4.2%
Altera Corp. (a)	51,600	1,020,648
Maxim Integrated Products, Inc.	24,600	1,005,402
Xilinx, Inc.	30,600	894,438
		2,920,488
Software - 2.2%
Electronic Arts, Inc. (a)	9,600	497,088
Oracle Corp. (a)	81,400	1,015,872
		1,512,960
Specialty Retail - 1.4%
The Home Depot	25,400	971,296

Textiles, Apparel & Luxury Goods - 1.3%
Reebok International Ltd.	20,100	890,430

Tobacco - 1.5%
Altria Group, Inc.	16,000	1,046,240

Total Common Stocks (Cost $48,886,090)		$50,248,520

	Face	Fair
U.S. Treasury Obligations - 0.1%	Amount	Value
U.S. Treasury Note - 0.1%
3.625% 05/15/13	$ 100,000	$94,945

Total U.S. Treasury Obligations (Cost $95,373)		$94,945

	Face	Fair
Foreign Government Bonds - 0.4%	Amount	Value
Mexico Government International Bond
5.875% 01/15/14	$ 250,000	$248,750

Total Foreign Government Bonds (Cost $249,375)		$248,750

	Face	Fair
Corporate Bonds - 23.6%	Amount	Value
Auto Components - 0.3%
Lear Corp.
5.750% 08/01/14 (b)	$ 250,000	$240,817

Automobiles - 0.7%
DaimlerChrysler NA Holding Corp.
6.500% 11/15/13	250,000	260,422
Ford Motor Credit Co.
7.000% 10/01/13	250,000	242,559
		502,981
Capital Markets - 1.1%
Amvescap Plc
4.500% 12/15/09	250,000	245,451
Mellon Funding Corp.
5.500% 11/15/18	250,000	250,665
The Goldman Sachs Group, Inc.
5.150% 01/15/14	250,000	246,604
		742,720
Commercial Services & Supplies - 0.7%
R.R. Donnelley & Sons Co.
3.750% 04/01/09	250,000	241,407
Waste Management, Inc.
5.000% 03/15/14	250,000	246,364
		487,771
Consumer Finance - 2.2%
Capital One Bank
5.125% 02/15/14	250,000	245,957
General Motors Acceptance Corp.
7.750% 01/19/10	500,000	480,718
Household Finance Corp.
6.375% 11/27/12	500,000	541,437
MBNA America Bank NA
4.625% 08/03/09	250,000	248,209
		1,516,321
Diversified Financial Services - 0.4%
CIT Group, Inc.
5.000% 02/13/14	250,000	246,129

Diversified Telecommunication Services - 1.5%
AT&T Corp.
8.050% 11/15/11	250,000	285,312
Telefonos de Mexico SA de CV
5.500% 01/27/15 (b)	250,000	237,662
Verizon Florida, Inc.
6.125% 01/15/13	500,000	520,440
		1,043,414
Electric Utilities - 1.8%
Pepco Holdings, Inc.
4.000% 05/15/10	250,000	240,789
PSEG Power LLC
5.000% 04/01/14	250,000	245,197
Scottish Power Plc
4.910% 03/15/10	250,000	250,308
Southern Power Co.
4.875% 07/15/15	250,000	239,902
Virginia Electric and Power Co.
4.750% 03/01/13	250,000	244,815
		1,221,011
Food & Staples Retailing - 0.7%
Safeway, Inc.
5.800% 08/15/12	500,000	513,945

Food Products - 0.4%
Bunge Ltd. Finance Corp.
5.875% 05/15/13	250,000	259,342

Gas Utilities - 0.4%
TGT Pipeline LLC
5.500% 02/01/17 (b)	250,000	249,218

Hotels, Restaurants & Leisure - 0.7%
ARAMARK Services, Inc.
8.150% 05/01/05	500,000	501,557

Household Durables - 1.1%
Centex Corp.
5.125% 10/01/13	250,000	242,471
Lennar Corp.
5.500% 09/01/14	250,000	246,545
Newell Rubbermaid, Inc.
4.625% 12/15/09	250,000	247,080
		736,096
Industrial Conglomerates - 0.8%
Hutchison Whampoa International
6.250% 01/24/14 (b)	250,000	260,512
Tyco International Group SA
6.000% 11/15/13	250,000	262,928
		523,440
Insurance - 1.1%
Assurant, Inc.
5.625% 02/15/14	250,000	254,272
MetLife, Inc.
5.375% 12/15/12	250,000	255,766
Travelers Property Casualty Corp.
3.750% 03/15/08	250,000	244,683
		754,721
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.
3.625% 05/15/08	250,000	239,247

Media - 2.2%
Clear Channel Communications
4.250% 05/15/09	250,000	240,842
Comcast Cable Communications
6.200% 11/15/08	250,000	261,370
Cox Communications, Inc.
6.750% 03/15/11	250,000	266,802
Rogers Cable, Inc.
5.500% 03/15/14	250,000	230,625
The Walt Disney Co.
6.200% 06/20/14	500,000	534,850
		1,534,489
Multiline Retail - 0.4%
May Department Stores Co.
4.800% 07/15/09	250,000	248,707

Multi-Utilities & Unregulated Power - 0.7%
Consumers Energy Co.
6.000% 02/15/14	250,000	262,390
Duke Capital LLC
5.500% 03/01/14	250,000	249,797
		512,187
Oil & Gas - 1.4%
Enterprise Products Operating LP
4.625% 10/15/09	250,000	244,213
Occidental Petroleum Corp.
4.250% 03/15/10	250,000	244,793
Valero Energy Corp.
4.750% 06/15/13	250,000	244,059
XTO Energy, Inc.
4.900% 02/01/14	250,000	244,124
		977,189
Paper & Forest Products - 0.6%
International Paper Co.
5.300% 04/01/15	250,000	249,710
Weyerhaeuser Co.
5.950% 11/01/08	133,000	138,781
		388,491
Pharmaceuticals - 0.8%
Wyeth
6.950% 03/15/11	500,000	548,999

Real Estate - 1.8%
Duke Realty LP
4.625% 05/15/13	250,000	239,757
EOP Operating LP
5.875% 01/15/13	250,000	257,099
iStar Financial, Inc.
6.000% 12/15/10	250,000	258,018
Post Apartment Homes LP
5.125% 10/12/11	250,000	248,897
Simon Property Group LP
4.875% 08/15/10	250,000	247,492
		1,251,263
Road & Rail - 0.4%
CSX Corp.
5.300% 02/15/14	250,000	251,123

Specialty Retail - 0.4%
AutoZone, Inc.
4.750% 11/15/10	250,000	242,223

Thrifts & Mortgage Finance - 0.3%
Countrywide Home Loans, Inc.
4.125% 09/15/09	250,000	241,119

Wireless Telecommunication Services - 0.4%
America Movil SA de CV
5.750% 01/15/15	250,000	242,888

Total Corporate Bonds (Cost $16,373,925)		$16,217,408

	Face	Fair
Repurchase Agreements - 2.5%	Amount	Value
Commercial Banks - 2.5%
US Bank 1.900% 04/01/05	$ 1,716,000	$1,716,000
Repurchase price $1,716,091
Collateralized by: Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $1,750,389

Total Repurchase Agreements (Cost $1,716,000)		$1,716,000

Total Investments - 99.6% (Cost $67,320,763) (c)		$68,525,623
Other Assets in Excess of Liabilities - 0.4%		255,882
Total Net Assets - 100.0%		$68,781,505

ADR American Depository Receipt
(a) Represents a non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $989,209 or 1.4% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund, Inc.
International Portfolio
March 31, 2005 (Unaudited)

Foreign Common Stocks - 97.0%	Shares	Fair Value
United Kingdom - 24.6%
Amvescap PLC (b) (6)	323,000	$2,035,413
BAE Systems PLC (b) (3)	414,200	2,031,552
Capita Group PLC (b) (4)	226,500	1,607,862
Diageo PLC (b) (10)	127,400	1,797,540
GlaxoSmithKline PLC (b) (17)	38,800	890,060
Hays PLC (b) (4)	855,370	2,151,486
InterContinental Hotels Group PLC (b) (12)	116,900	1,365,817
ITV PLC (b) (16)	591,300	1,424,406
Reckitt Benckiser PLC (b) (13)	96,850	3,075,415
Rio Tinto PLC (b) (15)	70,100	2,266,241
Royal Bank of Scotland PLC, Edinburgh (b) (2)	75,098	2,389,227
Smiths Industries (b) (3)	126,500	2,034,602
Tesco PLC (b) (9)	582,100	3,481,532
Vodafone Group PLC (b) (22)	2,713,349	7,206,043
		33,757,196
Japan - 18.7%
Dentsu, Inc. (b) (16)	530	1,445,178
Hoya Corp. (b) (21)	12,900	1,416,189
Itoen Ltd. (b) (10)	28,700	1,393,296
Japan Synthetic Rubber (b) (15)	70,500	1,387,321
Matsushita Electric Industrial Co. (b) (5)	170,000	2,495,307
Mitsubishi Tokyo Financial Group, Inc. (b) (2)	324	2,791,025
Mizuho Financial Group, Inc. (b) (2)	400	1,884,305
Sharp Corp. (b) (5)	157,000	2,368,091
Shimizu Corp. (b) (3)	250,000	1,277,435
Sumitomo Chemical Co. (b) (15)	408,000	2,011,690
Takeda Pharmaceutical Co. Ltd. (b) (17)	27,500	1,307,477
Toshiba Corp. (b) (21)	388,000	1,616,133
Toyota Motor Corp. (b) (1)	68,800	2,550,222
Yamanouchi Pharmaceutical Co. Ltd. (b) (17)	51,300	1,731,202
		25,674,871
France - 11.3%
AXA (b) (14)	96,100	2,561,114
BNP Paribas SA (b) (2)	22,490	1,595,036
Sanofi-Aventis (b) (17)	44,600	3,767,109
Schneider Electric SA (b) (3)	34,970	2,737,730
Technip-Coflexip SA (b) (7)	7,000	1,167,272
Total SA, Class B (b) (7)	15,659	3,665,844
		15,494,105
Switzerland - 10.3%
Lonza AG (b) (15)	45,200	2,765,429
Nestle SA (b) (10)	4,790	1,312,609
Novartis AG (b) (17)	97,500	4,551,683
Roche Holding AG - GENUSS (b) (17)	25,515	2,735,915
UBS AG (b) (6)	31,800	2,686,588
		14,052,224
Germany -10.3%
Allianz AG Holding (b) (14)	12,310	1,562,309
Bayerische Motoren Werke AG (b) (1)	30,900	1,401,520
Deutsche Post AG (b) (23)	99,300	2,417,386
SAP AG (b) (20)	25,400	4,073,564
Siemens AG (b) (3)	58,150	4,591,434
		14,046,213
Canada - 4.4%
Alcan Aluminum Ltd. (c) (15)	29,600	1,122,432
Celestica, Inc. (a) (c) (21)	143,400	1,937,334
Glamis Gold Ltd. (a) (c) (15)	76,000	1,186,360
Placer Dome, Inc. (c) (15)	108,400	1,758,248
		6,004,374
Taiwan - 3.7%
Taiwan Semiconductor Manufacturing Co., ADR (c) (19)	599,620	5,084,778

Netherlands - 3.6%
ABN AMRO Holdings NV (b) (2)	74,000	1,835,318
ASM Lithography Holding NV (a) (b) (19)	182,128	3,070,599
		4,905,917
Australia -1.7%
News Corp., Inc. - Class B (c) (16)	135,868	2,392,635

Denmark - 1.7%
GN Store Nord AS (b) (11)	207,900	2,387,626

Spain - 1.4%
Repsol YPF SA (b) (7)	72,110	1,910,265

Singapore - 1.4%
Oversea-Chinese Banking Corp. Ltd. (b) (2)	222,000	1,854,592

Hong Kong - 1.2%
Sun Hung Kai Properties (b) (18)	180,000	1,629,023

Russia -1.1%
Surgutneftegaz ADR (c) (7)	43,400	1,548,295

Greece - 0.9%
Hellenic Telecommuniations Organization (b) (22)	68,400	1,206,027

Hungry - 0.7%
Magyar Tavkozlesi Rt (Matav) (b) (22)	200,400	939,185

Total Foreign Common Stocks (Cost $124,199,677)		$132,887,326

	Face
Repurchase Agreements - 4.5%	Amount	Fair Value
Financial Services - 4.5%
State Street Bank 0.800% 04/01/05 (8)	$ 6,150,000	$6,150,000
Repurchase price $6,150,135
Collateralized by: U.S. Treasury Bond
4.875% 02/15/12
Fair Value $6,276,875
Total Repurchase Agreements (Cost $6,150,000)		$6,150,000

Total Investments - 101.5% (Cost $130,349,677) (d)		$139,037,326
Liabilities in Excess of Other Assets- (1.5%)		(2,068,278)
Total Net Assets - 100%		$136,969,048

Abbreviations:
ADR: American Depository Receipts

(a) Represents a non-income producing security.
(b) Securites denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $117,857,444 or 86.0% of the Portfolio's net assets. As discussed in Note 2 of the Notes of Financial Statements, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c) Security that is denominated in U.S. dollars and traded on a domestic exchange but represents a company that is incorporated in a country other than the United States of America.
(d) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Industry Classifications (% of Net Assets):
Automobiles & Components	(1)	2.9%
Banks	(2)	9.0%
Capital Goods	(3)	9.3%
Commercial Services & Supplies	(4)	2.7%
Consumer Durables & Apparel	(5)	3.6%
Diversified Financials	(6)	3.5%
Energy	(7)	6.1%
Financial Services	(8)	4.5%
Food & Staples Retailing	(9)	2.5%
Food, Beverage & Tobacco	(10)	3.3%
Health Care Equipment & Services	(11)	1.7%
Hotels, Restaurants & Leisure	(12)	1.0%
Household & Personal Products	(13)	2.2%
Insurance	(14)	3.0%
Materials	(15)	9.1%
Media	(16)	3.8%
Pharmaceuticals & Biotechnology	(17)	10.9%
Real Estate	(18)	1.2%
Semiconductors & Semiconductor Equipment	(19)	6.0%
Software & Services	(20)	3.0%
Technology Hardware & Equipment	(21)	3.6%
Telecommunication Services	(22)	6.8%
Transportation	(23)	1.8%

Ohio National Fund, Inc.
Capital Appreciation Portfolio
March 31, 2005 (Unaudited)

		Fair
Common Stocks - 94.9%	Shares	Value
Aerospace & Defense - 1.0%
Empresa Brasileira de Aeronautica SA ADR	44,200	$1,383,460

Biotechnology - 0.9%
Medimmune, Inc. (a)	53,600	1,276,216

Capital Markets - 7.0%
Eaton Vance Corp.	59,400	1,392,336
Janus Capital Group, Inc.	107,300	1,496,835
Mellon Financial Corp.	56,700	1,618,218
The Bank of New York Co., Inc.	94,800	2,753,940
The Charles Schwab Corp.	209,300	2,199,743
		9,461,072
Chemicals - 5.8%
E.I. Du Pont de Nemours & Co.	59,200	3,033,408
Huntsman Corp. (a)	47,500	1,107,700
Lyondell Chemical Co.	55,500	1,549,560
Olin Corp.	64,000	1,427,200
Terra Industries, Inc. (a)	94,100	730,216
		7,848,084
Commercial Banks - 1.1%
Fifth Third Bancorp	35,000	1,504,300

Commercial Services & Supplies - 3.9%
Education Management Corp. (a)	45,400	1,268,930
ITT Educational Services, Inc. (a)	25,800	1,251,300
Manpower, Inc.	62,500	2,720,000
		5,240,230
Communications Equipment - 1.4%
Nokia Corp. ADR	120,000	1,851,600

Diversified Financial Services - 4.9%
Assured Guaranty Ltd.	114,100	2,048,095
JPMorgan Chase & Co.	71,604	2,477,498
Principal Financial Group, Inc.	56,900	2,190,081
		6,715,674
Diversified Telecommunication Services - 2.5%
Citizens Communications Co.	155,000	2,005,700
IDT Corp. (a)	94,900	1,403,571
		3,409,271
Electronic Equipment & Instruments - 2.6%
Agilent Technologies, Inc. (a)	63,000	1,398,600
Symbol Technologies, Inc.	145,700	2,111,193
		3,509,793
Energy Equipment & Services - 10.0%
BJ Services Co.	41,600	2,158,208
Cooper Cameron Corp. (a)	58,100	3,323,901
National-Oilwell, Inc. (a)	37,200	1,737,240
Rowan Cos., Inc. (a)	81,200	2,430,316
Schlumberger Ltd.	40,300	2,840,344
Todco (a)	42,800	1,105,952
		13,595,961
Food & Staples Retailing - 2.6%
Performance Food Group Co. (a)	36,700	1,015,856
The Kroger Co. (a)	161,300	2,585,639
		3,601,495
Health Care Providers & Services - 7.0%
Andrx Corp. (a)	94,700	2,146,849
CIGNA Corp.	24,400	2,178,920
Community Health Systems, Inc. (a)	49,200	1,717,572
Medco Health Solutions, Inc. (a)	28,900	1,432,573
Tenet Healthcare Corp. (a)	178,900	2,062,717
		9,538,631
Household Products - 0.7%
Kimberly-Clark Corp.	14,800	972,804

Insurance - 10.1%
American International Group, Inc.	28,400	1,573,644
Axis Capital Holdings Ltd.	86,100	2,328,144
Conseco, Inc. (a)	89,600	1,829,632
UnumProvident Corp.	194,000	3,301,880
Willis Group Holdings Ltd.	60,000	2,212,200
XL Capital Ltd.	33,400	2,417,158
		13,662,658
Internet & Catalog Retail - 2.1%
IAC/InterActiveCorp (a)	129,200	2,877,284

IT Services - 2.2%
BEA Systems, Inc. (a)	174,700	1,392,359
Hewitt Associates, Inc. (a)	59,400	1,580,040
		2,972,399
Machinery - 1.0%
Navistar International Corp. (a)	36,800	1,339,520

Media - 6.0%
Interpublic Group of Companies, Inc. (a)	57,600	707,328
Radio One, Inc. (a)	123,400	1,820,150
The DIRECTV Group Inc. (a)	92,200	1,329,524
Viacom, Inc. - Class B	65,889	2,294,914
Westwood One, Inc. (a)	99,700	2,028,895
		8,180,811
Metals & Mining - 5.6%
Alcoa, Inc.	86,200	2,619,618
Aluminum Corp. of China Ltd. ADR	18,600	1,088,472
Companhia Vale do Rio Doce ADR	61,600	1,947,176
GrafTech International Ltd. (a)	84,200	479,098
Harmony Gold Mining Co., Ltd. ADR	183,400	1,430,520
		7,564,884
Multi-Utilities & Unregulated Power - 0.5%
Aquila, Inc. (a)	195,300	747,999

Paper & Forest Products - 2.6%
MeadWestvaco Corp.	113,200	3,602,024

Pharmaceuticals - 6.5%
Eli Lilly & Co.	36,500	1,901,650
GlaxoSmithKline PLC ADR	29,000	1,331,680
Merck & Co., Inc.	42,500	1,375,725
Par Pharmaceutical Cos., Inc. (a)	26,800	896,192
Pfizer, Inc.	49,300	1,295,111
Watson Pharmaceuticals, Inc. (a)	65,100	2,000,523
		8,800,881
Road & Rail - 1.5%
CSX Corp.	48,400	2,015,860

Semiconductor & Semiconductor Equipment - 1.2%
MEMC Electronic Materials, Inc. (a)	56,900	765,305
Micron Technology, Inc. (a)	83,500	863,390
		1,628,695
Software - 4.2%
Business Objects SA ADR (a)	35,000	941,150
Manhattan Associates, Inc. (a)	84,300	1,717,191
Microsoft Corp.	124,500	3,009,165
		5,667,506

Total Common Stocks (Cost $123,505,970)		$128,969,112

	Face	Fair
Short-Term Notes - 5.6%	Amount	Value
Consumer Finance - 0.8%
American Express Co.
2.580% 04/01/05	$ 1,040,000	$1,040,000

Diversified Financial Services - 4.8%
Citigroup, Inc.
2.820% 04/01/05	6,496,000	6,496,000

Total Short-Term Notes (Cost $7,536,000)		$7,536,000

Total Investments - 100.5% (Cost $131,041,970) (b)		$136,505,112
Liabilities in Excess of Other Assets - (0.5)%		(618,325)
Total Net Assets - 100.0%		$135,886,787

ADR American Depository Receipt
(a) Represents a non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund, Inc.
Discovery Portfolio
March 31, 2005 (Unaudited)

		Fair
Common Stocks - 95.9%	Shares	Value
Air Freight & Logistics - 4.1%
Forward Air Corp.	14,775	$ 629,120
HUB Group, Inc. (a)	21,575	1,352,105
UTi Worldwide, Inc.	17,375	1,206,694
		3,187,919
Biotechnology - 1.5%
Alkermes, Inc. (a)	116,575	1,210,048

Building Products - 1.8%
ElkCorp	3,650	140,379
Trex Co, Inc. (a)	29,525	1,311,205
		1,451,584
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)	19,800	1,228,194

Commercial Banks - 0.9%
NewAlliance Bancshares, Inc.	49,600	694,400

Commercial Services & Supplies - 2.5%
Education Management Corp. (a)	39,575	1,106,121
Stericycle, Inc. (a)	20,325	898,365
		2,004,486
Communications Equipment - 8.2%
Avocent Corp. (a)	37,625	965,457
Harris Corp.	31,550	1,030,108
Polycom, Inc. (a)	105,375	1,786,106
SafeNet, Inc. (a)	40,975	1,200,977
Tekelec (a)	90,950	1,449,743
		6,432,391
Construction & Engineering - 1.3%
Dycom Industries, Inc. (a)	43,075	990,294

Electrical Equipment - 0.9%
Ametek, Inc.	17,525	705,381

Electronic Equipment & Instruments - 3.7%
Aeroflex, Inc. (a)	141,250	1,317,863
RadiSys (a)	48,200	682,512
Scansource, Inc. (a)	14,100	730,803
Trimble Navigation Ltd. (a)	5,625	190,181
		2,921,359
Energy Equipment & Services - 5.8%
Grant Prideco, Inc. (a)	52,200	1,261,152
National-Oilwell, Inc. (a)	15,450	721,515
Patterson-UTI Energy, Inc.	57,950	1,449,909
Pride International, Inc. (a)	45,250	1,124,010
		4,556,586
Health Care Equipment & Supplies - 2.8%
ArthroCare Corp. (a)	29,275	834,338
I-Flow Corp. (a)	34,575	547,322
Kyphon, Inc. (a)	31,700	797,889
		2,179,549
Health Care Providers & Services - 2.6%
Henry Schein, Inc. (a)	33,750	1,209,600
Option Care, Inc.	42,100	866,839
		2,076,439
Hotels, Restaurants & Leisure - 14.1%
Choice Hotels International, Inc.	20,975	1,299,402
Gaylord Entertainment Co. (a)	45,800	1,850,320
Life Time Fitness, Inc. (a)	35,450	956,441
Pinnacle Entertainment, Inc. (a)	55,150	921,005
RARE Hospitality International, Inc. (a)	39,450	1,218,216
Red Robin Gourmet Burgers, Inc. (a)	16,900	860,379
Station Casinos, Inc.	21,775	1,470,901
WMS Industries, Inc. (a)	89,425	2,518,208
		11,094,872
Household Durables - 2.2%
Tempur-Pedic International, Inc. (a)	94,650	1,766,169

Insurance - 1.0%
HCC Insurance Holdings, Inc.	22,275	805,464

Internet Software & Services - 2.8%
Digitas, Inc. (a)	123,550	1,247,855
Shopping.com Ltd. (a)	53,025	943,845
		2,191,700
IT Services - 0.1%
CACI International, Inc. - Class A (a)	1,825	100,795

Leisure Equipment & Products - 1.7%
Marvel Enterprises, Inc. (a)	68,737	1,374,740

Machinery - 1.9%
Briggs & Stratton Corp.	16,150	588,022
IDEX Corp.	22,400	903,840
		1,491,862
Marine - 2.2%
Diana Shipping, Inc. (a)	34,500	570,630
Dryships, Inc. (a)	60,325	1,175,734
		1,746,364
Metals & Mining - 1.0%
Century Aluminum Co. (a)	12,300	372,198
Glamis Gold Ltd. (a)	24,150	376,982
		749,180
Multiline Retail - 1.4%
Tuesday Morning Corp. (a)	38,775	1,119,434

Oil & Gas - 1.2%
Spinnaker Exploration Co. (a)	27,525	977,963

Pharmaceuticals - 10.8%
Endo Pharmaceuticals Holdings, Inc. (a)	53,175	1,199,096
First Horizon Pharmaceutical Corp. (a)	44,075	743,986
Impax Laboratories, Inc. (a)	131,825	2,109,200
Inspire Pharmaceuticals, Inc. (a)	48,075	392,292
Medicis Pharmaceutical Corp.	77,425	2,321,201
Salix Pharmaceuticals, Ltd. (a)	104,787	1,727,938
		8,493,713
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	20,225	885,248
Old Dominion Freight Line (a)	2,625	81,769
		967,017
Semiconductor & Semiconductor Equipment - 4.5%
Entegris, Inc. (a)	104,450	1,033,010
Intersil Corp.	57,850	1,001,962
Semtech Corp. (a)	21,975	392,693
Sigmatel, Inc. (a)	29,250	1,094,828
		3,522,493
Software - 3.5%
Epicor Software Corp. (a)	150,350	1,969,585
Kanbay International, Inc. (a)	36,675	750,371
		2,719,956
Specialty Retail - 5.2%
CSK Auto Corp. (a)	89,875	1,586,294
Guitar Center, Inc. (a)	29,850	1,636,675
PETCO Animal Supplies, Inc. (a)	23,950	881,600
		4,104,569
Thrifts & Mortgage Finance - 1.0%
BankAtlantic Bancorp, Inc.	43,450	756,030

Trading Companies & Distributors - 2.4%
Hughes Supply, Inc.	63,225	1,880,944

Total Common Stocks (Cost $73,141,317)		$75,501,895

	Face	Fair
Repurchase Agreements - 2.2%	Amount	Value
Commercial Banks - 2.2%
US Bank 1.900% 04/01/05	$ 1,728,000	$1,728,000
Repurchase price $1,728,091
Collateralized by: Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $1,762,629

Total Repurchase Agreements (Cost $1,728,000)		$1,728,000

Total Investments - 98.1% (Cost $74,869,317) (b)		$77,229,895
Other Assets in Excess of Liabilities - 1.9%		1,476,619
Total Net Assets - 100.0%		$78,706,514

(a) Represents a non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund, Inc.
International Small Company Portfolio
March 31, 2005 (Unaudited)

Foreign Common Stocks - 99.3%	Shares	Fair Value
Japan - 19.9%
Aichi Steel Corp. (b) (14)	23,000	$131,961
Arrk Corp. (b) (4)	6,400	239,643
Central Glass Co., Ltd. (b) (3)	20,000	126,825
Chiyoda Corp. (b) (4)	49,000	509,300
Hitachi Koki Co. (b) (5)	30,000	271,004
Iino Kaiun Kaisha, Ltd. (b) (23)	49,000	244,383
Kansai Paint Co. (b) (14)	20,000	123,625
Kawasaki Kisen Kaisha Ltd. (b) (23)	37,000	254,691
Keihin Corp. (b) (1)	13,000	218,755
Koyo Seiko Co. (b) (3)	26,000	350,843
Leopalace21 Corp. (b) (17)	5,200	85,549
Matsumotokiyoshi (b) (9)	4,800	142,085
Meisei Industrial Co., Ltd. (b) (4)	45,000	171,879
Meitec Corp. (b) (4)	3,600	125,391
Mitsubishi Materials Corp. (b) (14)	96,000	228,502
Mitsubishi Securities Co. Ltd. (b) (6)	16,000	148,219
Mitsui Osk Lines (b) (23)	27,000	172,961
Nachi Fujikoshi Corp. (b) (3)	79,000	266,422
Nhk Spring Co. (b) (1)	13,000	90,464
Nippon Light Metal Co. (b) (14)	48,000	124,504
Nippon Thompson (b) (3)	19,000	130,496
Nitori Co. (b) (18)	1,200	77,352
Nsk (b) (3)	27,000	138,672
Pacific Metals Co. Ltd. (b) (14)	41,000	199,988
Rinnai Corp. (b) (5)	3,600	91,238
Ryohin Keikaku Co. Ltd. (b) (18)	5,400	266,501
Sawai Pharmaceutical Co. Ltd. (b) (16)	2,800	83,105
Shinkawa Ltd. (b) (19)	3,900	82,391
Showa Corp. (b) (1)	18,300	257,939
Sumitomo Metal Mining Co. Ltd. (b) (14)	32,000	240,232
Taiyo Nippon Sanso Corp. (b) (14)	46,000	268,839
Teikoku Oil Co. (b) (7)	46,000	335,446
THK Co. Ltd. (b) (3)	6,300	126,906
Ushio (b) (3)	12,000	229,018
USS Co. Ltd. (b) (18)	2,400	185,570
		6,740,699
United Kingdom - 11.3%
Amdocs Ltd. (a) (c) (20)	10,300	292,520
Ark Therapeutics Group PLC (a) (b) (16)	83,756	173,975
Burren Energy PLC (a) (b) (7)	15,146	144,914
Capita Group PLC (b) (4)	50,336	357,322
Corus Group PLC (a) (b) (14)	166,100	169,563
Enterprise Inns PLC (b) (12)	32,800	477,937
Forth Ports PLC (b) (4)	5,976	155,517
Hays PLC (b) (4)	113,700	285,986
Hit Entertainment PLC (b) (15)	30,700	172,870
Intermediate Capital Group PLC (b) (6)	6,200	125,303
Kensington Group PLC (b) (2)	16,900	189,219
Photo-Me International (b) (5)	72,000	143,843
Signet Group PLC (b) (18)	169,000	343,677
The Carphone Warehouse PLC (b) (18)	38,160	116,818
Vedanta Resources PLC (b) (14)	9,000	80,094
William Hill PLC (b) (12)	21,210	220,910
Wood Group (John) PLC (b) (7)	130,800	374,289
		3,824,757
Canada - 8.5%
Alimentation Couche-Tard, Inc., Class B (a) (b) (9)	22,400	324,973
Cognos, Inc. (a) (c) (20)	8,210	344,327
Ensign Resource Service Group, Inc. (b) (7)	8,895	198,165
Industrial Alliance Life Insurance Co. (b) (13)	3,741	173,180
Masonite International Corp. (a) (b) (3)	8,000	278,747
Nova Chemicals Corp. (c) (14)	5,200	223,340
Pason Systems, Inc. (b) (7)	11,000	344,176
Precision Drilling Corp. (a) (b) (7)	3,400	254,361
SNC-Lavalin Group, Inc. (b) (4)	4,506	260,333
Teck Corp., Class B (b) (14)	12,500	463,441
		2,865,043
Germany - 5.9%
Celesio AG (b) (11)	2,550	207,656
Douglas Holding (b) (18)	6,179	225,531
GPC Biotech AG (a) (b) (16)	9,676	112,572
Krones AG (b) (3)	2,866	342,619
ProSieben Sat.1 Media AG (b) (15)	10,000	185,492
Puma AG Rudolf Dassler Sport (b) (5)	1,533	382,326
Stada Arzneimittel AG (b) (16)	12,690	401,152
United Internet AG (b) (20)	4,800	153,078
		2,010,426
France - 5.4%
Dassault Systemes SA (b) (20)	5,000	235,968
Etablissements Maurel et Prom (a) (b) (7)	18,000	383,390
Imerys SA (b) (14)	3,424	258,660
JC Decaux SA (a) (b) (15)	7,704	210,071
Neopost SA (b) (21)	5,805	502,645
Technip-Coflexip SA (b) (7)	1,400	233,454
		1,824,188
Italy - 4.9%
Arnoldo Mondadori Editore (b) (15)	30,653	327,624
Campari Group (b) (10)	5,445	379,085
Gruppo Editoriale L Espresso (b) (15)	20,200	126,635
Hera SpA (b) (24)	61,832	173,609
Lottomatica SpA (b) (12)	5,877	212,724
Recordati SpA (b) (16)	4,139	113,892
Saipem SpA (b) (7)	14,524	184,118
Tod's SpA (b) (5)	3,100	148,656
		1,666,343
Australia - 4.2%
A.B.C. Learning Centres (b) (4)	56,247	241,762
Iluka Resources Ltd. (b) (14)	51,100	224,068
Macquarie Airports (b) (4)	24,700	62,375
Patrick Corp. Ltd. (b) (23)	66,400	301,570
Toll Holdings Ltd. (b) (23)	34,100	367,918
Transurban Group (b) (23)	10,400	56,683
WMC Resources Ltd. (b) (14)	30,110	183,874
		1,438,250
Switzerland - 3.9%
Actelion Ltd. (a) (b) (16)	2,692	272,340
Geberit International AG (b) (3)	346	253,600
Kuehne & Nagel International AG - Reg. (b) (23)	798	172,164
Lindt & Spruengli AG - Reg shares (b) (10)	4	60,744
Lindt & Spruengli AG (b) (10)	158	233,542
Logitech International SA (a) (b) (21)	2,718	165,174
Swatch Group AG, Class B (b) (5)	1,230	169,346
		1,326,910
Ireland - 3.6%
Anglo Irish Bank Corp. PLC (b) (2)	22,800	571,230
DePfa Bank PLC (b) (2)	26,800	423,136
IAWS Group PLC (b) (10)	14,000	211,648
		1,206,014
Hong Kong - 3.5%
China Travel International Investment Hong Kong Ltd. (b) (12)	380,000	116,664
Citic Pacific Ltd. (b) (3)	75,000	219,443
Cosco Pacific Ltd. (b) (23)	82,000	177,801
Esprit Holdings Ltd. (b) (18)	50,500	344,291
Techtronic Industries Co. (b) (5)	151,000	333,603
		1,191,802
Austria - 3.1%
Andritz AG (b) (3)	2,390	213,608
BETandWIN.com Interactive Entertainment AG (a) (b) (12)	4,100	379,961
Boehler-Uddeholm AG (b) (14)	3,061	417,417
Intercell AG (a) (b) (16)	5,000	37,269
		1,048,255
Netherlands - 3.0%
ASM International NV (a) (b) (19)	10,900	180,373
Fugro NV (b) (7)	1,911	173,801
OPG Groep NV (b) (11)	1,300	82,897
Trader Classified Media NV (b) (15)	13,000	187,899
Vedior NV (b) (4)	13,500	240,279
Versatel Telecom International NV (a) (b) (22)	73,800	165,876
		1,031,125
Norway - 2.7%
Aktiv Kapital ASA (b) (6)	21,400	397,524
APL AS (a) (b) (7)	3,100	26,175
Frontline Ltd. (b) (7)	1,666	79,178
ProSafe ASA (b) (7)	8,000	251,183
TGS Nopec Geophysical Co. ASA (a) (b) (7)	5,200	152,188
		906,248
Belgium - 2.4%
Bekaert NV (b) (3)	1,700	142,820
Cmb Sa (b) (23)	6,500	247,555
Umicore (b) (14)	4,000	406,168
		796,543
Spain - 1.8%
ACS Actividades de Constuccion y Servicios, S.A. (b) (3)	6,660	164,858
Grupo Ferrovial, S.A. (b) (4)	4,050	229,357
Indra Sistemas SA (b) (20)	12,771	229,209
		623,424
Singapore & Malaysia - 1.8%
Keppel Corp. Ltd. (b) (3)	66,600	439,225
New Toyo International Holdings Ltd. (b) (14)	201,000	68,117
ST Assembly Test Services Ltd. (a) (b) (19)	87,000	56,204
United Test and Assembly Center Ltd. (a) (b) (20)	124,000	42,714
		606,260
Denmark - 1.5%
GN Store Nord AS (b) (11)	13,000	149,298
Novozymes A/S, Class B (b) (14)	7,325	359,391
		508,689
South Korea - 1.4%
G2R, Inc. (b) (15)	5,000	97,154
Hanarotelecom, Inc. (a) (b) (22)	36,600	103,482
Kiryung Electronics (b) (5)	9,600	69,933
Telechips, Inc. (b) (21)	4,200	71,137
Woongjin.com (b) (15)	18,700	81,373
Wooyoung Co. Ltd. (a) (b) (21)	28,159	68,092
		491,171
Thailand - 1.4%
Airports of Thailand Public Co. Ltd., Foreign Shares (b) (23)	161,300	192,633
Banpu Public Company Ltd. Foreign Shares (b) (14)	65,500	269,568
		462,201
Portugal - 1.3%
Impresa-Sociedade Gestora de Participacoes SA (a) (b) (15)	62,042	446,000

Greece - 1.1%
Germanos S.A. (b) (18)	6,418	197,402
Public Power Corp. (b) (24)	6,600	190,229
		387,631
Sweden - 1.1%
Getinge AB, Class B (b) (11)	25,111	374,953

Luxembourg - 1.0%
Millicom International Cellular S. A., ADR (a) (c) (22)	10,400	210,808
Orco Property (b) (17)	2,600	144,548
		355,356
Cayman Islands - 0.9%
Golden Meditech Co. Ltd. (b) (11)	370,000	76,731
Lifestyle International Holdings Ltd. (b) (18)	54,400	83,253
SinoCom Software Group Ltd.(a) (b) (20)	116,000	66,928
Solomon Systech International Ltd. (b) (21)	256,000	80,229
		307,141
Egypt - 0.9%
Orascom Telecom Holding, GDR (a) (c) (22)	8,200	290,676

Israel - 0.7%
Check Point Software Technologies Ltd. (a) (c) (20)	11,475	249,467

India - 0.7%
India Fund Inc. (c) (6)	8,133	220,974

Bermuda - 0.5%
Midland Realty Holdings Ltd. (b) (17)	290,000	178,768

China - 0.5%
BYD Co. Ltd. (b) (3)	31,100	91,423
ZTE Corporation (a) (b) (21)	22,200	73,436
		164,859
Hungary - 0.4%
BorsodChem RT, GDR, (144A) (c) (14)	9,000	122,896

Total Foreign Common Stocks (Cost 24,501,551)		$33,667,069

Foreign Preferred Stocks - 0.2%	Shares	Fair Value
Brazil - 0.2%
Caemi Mineracao e Metalurgia SA (a) (b) (14)	73,400	$67,902
Total Foreign Preferred Stocks (Cost $45,775)		$67,902

	Face
Repurchase Agreements - 6.3%	Amount	Fair Value
Financial Services - 6.3%
State Street Bank 0.800% 04/01/05 (8)	$ 2,126,000	$2,126,000
Repurchase price $2,126,047
Collateralized by: U.S. Treasury Bond
4.250% 11/15/14
Fair Value $2,173,050
Total Repurchase Agreements (Cost $2,126,000)		$2,126,000

Total Investments - 105.8% (Cost $26,673,326) (e)		$35,860,971
Liabilities in Excess of Other Assets - (5.8%)		(1,970,078)
Total Net Assets - 100%		$33,890,893

Abbreviations:
ADR: American Depository Receipts
GDR: Global Depository Receipts
Footnotes:
(a) Represents a non-income producing security.
(b) Securites denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $31,775,060 or 93.8% of the Portfolio's net assets. As discussed in Note 2 of the Notes of Financial Statements, not all investments are valued at an estimate of fair value that is different from the local close price.
In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c) Security that is denominated in U.S. dollars and traded on a domestic exchange but represents a company that is incorporated in a country other than the United States of America.
(d) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Industry Classifications (% of Net Assets):
Automobiles & Components	(1)	1.7%
Banks	(2)	3.5%
Capital Goods	(3)	10.4%
Commercial Services & Supplies	(4)	8.5%
Consumer Durables & Apparel	(5)	4.8%
Diversified Financials	(6)	2.6%
Energy	(7)	9.2%
Financial Services	(8)	6.3%
Food & Staples Retailing	(9)	1.4%
Food, Beverage & Tobacco	(10)	2.6%
Health Care Equipment & Services	(11)	2.6%
Hotels, Restaurants & Leisure	(12)	4.1%
Insurance	(13)	0.5%
Materials	(14)	13.7%
Media	(15)	5.4%
Pharmaceuticals & Biotechnology	(16)	3.5%
Real Estate	(17)	1.2%
Retailing	(18)	5.4%
Semiconductors & Semiconductor Equipment	(19)	0.9%
Software & Services	(20)	4.8%
Technology Hardware & Equipment	(21)	2.8%
Telecommunication Services	(22)	2.3%
Transportation	(23)	6.5%
Utilities	(24)	1.1%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.
Aggressive Growth Portfolio
March 31, 2005 (Unaudited)

		Fair
Common Stocks - 96.9%	Shares	Value
Aerospace & Defense - 1.0%
Raytheon Co.	4,030	$155,961

Air Freight & Logistics - 4.1%
C.H. Robinson Worldwide, Inc.	2,555	131,659
FedEx Corp.	2,570	241,452
United Parcel Service, Inc.	3,365	244,770
		617,881
Auto Components - 0.9%
Autoliv, Inc.	2,920	139,138

Biotechnology - 7.6%
Amgen, Inc. (a)	3,485	202,862
Celgene Corp. (a)	10,175	346,459
Genentech, Inc. (a)	3,780	213,986
Invitrogen Corp. (a)	2,920	202,064
Neurocrine Biosciences, Inc. (a)	4,745	180,594
		1,145,965
Capital Markets - 1.6%
Merrill Lynch & Co, Inc.	2,765	156,499
Morgan Stanley	1,520	87,020
		243,519
Chemicals - 0.5%
Lyondell Chemical Co.	2,760	77,059

Commercial Banks - 1.9%
Fifth Third Bancorp	3,650	156,877
UCBH Holdings, Inc.	3,220	128,478
		285,355
Commercial Services & Supplies - 1.1%
Stericycle, Inc. (a)	3,835	169,507

Communications Equipment - 6.6%
Cisco Systems, Inc. (a)	14,655	262,178
Corning, Inc. (a)	14,645	162,999
Juniper Networks, Inc. (a)	5,890	129,933
Motorola, Inc.	8,170	122,305
Research In Motion Ltd. (a)	4,165	318,289
		995,704
Computers & Peripherals - 0.8%
EMC Corp. (a)	9,780	120,490

Consumer Finance - 1.1%
SLM Corp.	3,275	163,226

Containers & Packaging - 0.8%
Ball Corp.	2,995	124,233

Diversified Financial Services - 0.5%
Deutsche Boerse AG (b)	438	32,964
JPMorgan Chase & Co.	1,375	47,575
		80,539
Energy Equipment & Services - 3.5%
BJ Services Co.	2,710	140,595
GlobalSantaFe Corp.	5,715	211,683
Transocean, Inc. (a)	3,435	176,765
		529,043
Food & Staples Retailing - 4.1%
Walgreen Co.	3,915	173,904
Wal-Mart Stores, Inc.	2,265	113,499
Whole Foods Market, Inc.	3,205	327,327
		614,730
Health Care Equipment & Supplies - 4.4%
Alcon, Inc.	2,795	249,566
Intuitive Surgical, Inc. (a)	3,025	137,547
Varian Medical Systems, Inc. (a)	7,940	272,183
		659,296
Health Care Providers & Services - 5.3%
Caremark Rx, Inc. (a)	3,665	145,793
Coventry Health Care, Inc. (a)	3,520	239,853
UnitedHealth Group, Inc.	4,350	414,903
		800,549
Hotels, Restaurants & Leisure - 3.6%
Four Seasons Hotels, Inc.	5,240	370,468
Royal Caribbean Cruises Ltd.	3,720	166,247
		536,715
Household Durables - 2.7%
Harman International Industries, Inc.	2,220	196,381
Lennar Corp.	3,810	215,951
		412,332
Household Products - 0.9%
Reckitt Benckiser Plc (b)	4,301	136,542

Industrial Conglomerates - 2.8%
General Electric Co.	6,940	250,256
Tyco International Ltd.	4,920	166,296
		416,552
Internet & Catalog Retail - 1.2%
eBay, Inc. (a)	2,245	83,649
IAC/InterActiveCorp (a)	4,300	95,761
		179,410
Internet Software & Services - 2.8%
Yahoo!, Inc. (a)	12,225	414,428

IT Services - 1.6%
Paychex, Inc.	7,475	245,330

Machinery - 0.6%
Kennametal, Inc.	2,040	96,880

Media - 0.5%
Viacom, Inc. - Class B	2,025	70,531

Multiline Retail - 1.3%
Kohl's Corp. (a)	3,900	201,357

Multi-Utilities & Unregulated Power - 2.2%
Reliant Energy, Inc. (a)	21,150	240,687
The AES Corp. (a)	5,595	91,646
		332,333
Oil & Gas - 3.3%
BP PLC ADR	2,795	174,408
EOG Resources, Inc.	3,280	159,867
Exxon Mobil Corp.	2,645	157,642
		491,917
Personal Products - 1.2%
Avon Products, Inc.	4,295	184,427

Pharmaceuticals - 8.4%
Eli Lilly & Co.	3,420	178,182
MGI Pharma, Inc. (a)	5,495	138,859
Novartis AG (b)	1,260	58,804
Pfizer, Inc.	6,940	182,314
Roche Holding AG (b)	2,744	294,147
Sanofi-Aventis (b)	2,138	180,602
Teva Pharmaceutical Industries, Ltd. ADR	7,340	227,540
		1,260,448
Semiconductor & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (a)	6,635	106,956
Broadcom Corp. (a)	3,660	109,507
Maxim Integrated Products, Inc.	7,110	290,586
Texas Instruments, Inc.	6,380	162,626
		669,675
Software - 7.3%
Amdocs Ltd. (a)	8,855	251,482
Check Point Software Technologies (a)	4,300	93,482
Electronic Arts, Inc. (a)	3,020	156,376
McAfee, Inc. (a)	6,880	155,213
NAVTEQ Corp. (a)	5,920	256,632
SAP AG (b)	1,156	185,413
		1,098,598
Specialty Retail - 6.3%
Abercrombie & Fitch Co. - Class A	7,480	428,155
Esprit Holdings Ltd. (b)	21,500	146,582
The Gap Inc.	6,625	144,690
Urban Outfitters, Inc. (a)	4,715	226,179
		945,606

Total Common Stocks (Cost $12,616,629)		$14,615,276

	Face	Fair
Repurchase Agreements - 0.1%	Amount	Value
Commercial Banks - 0.1%
US Bank 1.900% 04/01/05	$ 11,000	$11,000
Repurchase price $11,001
Collateralized by: Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $11,220

Total Repurchase Agreements (Cost $11,000)		$ 11,000

	Face	Fair
Short-Term Notes - 2.6%	Amount	Value
U.S. Government Agency Issues - 2.6%
Freddie Mac Discount Note 2.540% 04/01/05	$ 400,000	$400,000

Short-Term Notes (Cost $400,000)		$400,000

Total Investments - 99.6% (Cost $13,027,629) (c)		$15,026,276
Other Assets in Excess of Liabilities - 0.4%		57,461
Total Net Assets - 100.0%		$15,083,737

ADR American Depository Receipt
(a) Represents a non-income producing security.
(b) Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent 6.9% of the
Portfolio's net assets. See Note 2 for detail of these procedures.
(c) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund, Inc.
Small Cap Growth Portfolio
March 31, 2005 (Unaudited)

		Fair
Common Stocks - 98.0%	Shares	Value
Aerospace & Defense - 1.5%
Engineered Support Systems, Inc.	4,700	$251,544

Air Freight & Logistics - 2.2%
EGL, Inc. (a)	7,900	180,120
UTi Worldwide, Inc.	2,700	187,515
		367,635
Airlines - 0.4%
Pinnacle Airlines Corp. (a)	6,400	67,968

Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc.	5,800	142,100

Beverages - 2.0%
Constellation Brands, Inc. - Class A (a)	3,300	174,471
Cott Corp. (a)	6,700	162,341
		336,812
Biotechnology - 3.3%
Affymetrix, Inc. (a)	2,400	102,816
Charles River Laboratories International, Inc. (a)	1,964	92,387
Corgentech, Inc. (a)	3,900	9,048
Incyte Corp. (a)	11,000	75,130
Isis Pharmaceuticals, Inc. (a)	8,800	34,056
Neurocrine Biosciences, Inc. (a)	2,600	98,956
NPS Pharmaceuticals, Inc. (a)	4,300	54,266
Telik, Inc. (a)	5,400	81,432
		548,091
Capital Markets - 2.2%
Investors Financial Services Corp.	7,500	366,825

Commercial Banks - 2.3%
Preferred Bank Los Angeles	300	11,970
UCBH Holdings, Inc.	9,500	379,050
		391,020
Commercial Services & Supplies - 3.4%
Charles River Associates, Inc. (a)	5,000	246,750
Korn/Ferry International (a)	4,200	79,926
Labor Ready, Inc. (a)	12,600	234,990
		561,666
Communications Equipment - 0.6%
Avocent Corp. (a)	2,500	64,150
C-COR, Inc. (a)	5,500	33,440
		97,590
Computers & Peripherals - 0.4%
Dot Hill Systems Corp. (a)	11,400	67,830

Construction & Engineering - 1.7%
Dycom Industries, Inc. (a)	8,700	200,013
EMCOR Group, Inc. (a)	1,900	88,958
		288,971
Construction Materials - 0.4%
Beacon Roofing Supply, Inc. (a)	3,200	70,032

Diversified Financial Services - 0.1%
International Securities Exchange, Inc. (a)	500	13,000

Electrical Equipment - 1.0%
Genlyte Group, Inc. (a)	1,900	170,943

Electronic Equipment & Instruments - 4.4%
Benchmark Electronics, Inc. (a)	9,050	288,062
Cognex Corp.	7,700	191,576
Dolby Laboratories, Inc. (a)	1,500	35,250
RadiSys (a)	6,700	94,872
TTM Technologies, Inc. (a)	12,700	132,842
		742,602
Energy Equipment & Services - 2.7%
Patterson-UTI Energy, Inc.	8,100	202,662
TETRA Technologies, Inc. (a)	8,800	250,272
		452,934
Food & Staples Retailing - 0.7%
Performance Food Group Co. (a)	4,300	119,024

Health Care Equipment & Supplies - 5.0%
Advanced Neuromodulation Systems, Inc. (a)	4,350	116,623
ArthroCare Corp. (a)	5,800	165,300
Aspect Medical Systems, Inc. (a)	5,100	110,109
Inamed Corp. (a)	5,250	366,870
Resmed, Inc. (a)	1,500	84,600
		843,502
Health Care Providers & Services - 7.7%
Pediatrix Medical Group, Inc. (a)	6,100	418,399
Psychiatric Solutions, Inc. (a)	5,900	271,400
United Surgical Partners International, Inc. (a)	5,200	238,004
VCA Antech, Inc. (a)	17,400	352,002
		1,279,805
Hotels, Restaurants & Leisure - 3.6%
CKE Restaurants, Inc. (a)	15,400	244,090
Orient-Express Hotels Ltd.	2,300	60,030
Panera Bread Co. (a)	1,800	101,754
Ruby Tuesday, Inc.	8,100	196,749
		602,623
Household Durables - 2.7%
Hovnanian Enterprises, Inc. (a)	4,100	209,100
NVR, Inc. (a)	300	235,500
		444,600
Household Products - 1.4%
Central Garden and Pet Co. (a)	5,200	228,072

Internet Software & Services - 1.0%
Digital River, Inc. (a)	5,000	155,800
The9 Ltd. ADR (a)	400	6,868
		162,668
IT Services - 5.2%
CACI International, Inc. - Class A (a)	6,100	336,903
Cognizant Technology Solutions Corp. (a)	11,500	531,300
		868,203
Machinery - 2.2%
ESCO Technologies, Inc. (a)	3,100	249,085
Middleby Corp.	2,400	118,560
		367,645
Media - 1.1%
Cumulus Media, Inc. (a)	9,300	132,525
Salem Communications Corp. (a)	2,400	49,440
		181,965
Metals & Mining - 1.0%
Steel Dynamics, Inc.	4,700	161,915

Oil & Gas - 5.7%
Patina Oil & Gas Corp.	10,000	400,000
Quicksilver Resources, Inc. (a)	11,300	550,649
		950,649
Pharmaceuticals - 3.5%
Amylin Pharmaceuticals, Inc. (a)	3,200	55,968
First Horizon Pharmaceutical Corp. (a)	9,800	165,424
Medicines Co. (a)	4,300	97,438
Penwest Pharmaceuticals Co. (a)	6,800	84,048
Prestige Brands Hldgs, Inc. (a)	4,700	82,955
Taro Pharmaceuticals Industries (a)	3,100	97,836
		583,669
Real Estate - 3.4%
American Financial Realty Trust	2,300	33,649
BioMed Realty Trust, Inc.	5,000	103,000
The Mills Corp.	4,000	211,600
Ventas, Inc.	9,100	227,136
		575,385
Road & Rail - 1.6%
Landstar System, Inc. (a)	8,400	275,100

Semiconductor & Semiconductor Equipment - 5.4%
August Technology Corp. (a)	5,800	67,976
Cree, Inc. (a)	2,500	54,375
Exar Corp. (a)	7,900	105,860
Microsemi Corp. (a)	14,900	242,721
Power Integrations, Inc. (a)	6,100	127,429
Rudolph Technologies, Inc. (a)	4,900	73,794
Silicon Image, Inc. (a)	16,600	166,996
Standard Microsystems Corp. (a)	3,200	55,552
		894,703
Software - 6.7%
FactSet Research Systems, Inc.	4,200	138,642
Fair Isaac Corp.	3,950	136,038
Foundry Networks, Inc. (a)	9,100	90,090
Magma Design Automation, Inc. (a)	6,500	77,155
RSA Security, Inc. (a)	9,300	147,405
Secure Computing Corp. (a)	9,100	77,987
THQ, Inc. (a)	5,400	151,956
Verint Systems, Inc. (a)	6,000	209,640
Verisity Ltd. (a)	7,200	85,896
		1,114,809
Specialty Retail - 8.0%
Aeropostale, Inc. (a)	8,350	273,462
Chico's FAS, Inc. (a)	10,600	299,556
Electronics Boutique Holdings Corp. (a)	5,400	232,038
Guitar Center, Inc. (a)	4,700	257,701
PETCO Animal Supplies, Inc. (a)	7,300	268,713
		1,331,470
Textiles, Apparel & Luxury Goods - 1.4%
Phillips-Van Heusen	8,800	234,432

Thrifts & Mortgage Finance - 1.3%
BankUnited Financial Corp. (a)	4,900	131,614
Harbor Florida Bancshares, Inc.	2,300	78,430
		210,044

Total Common Stocks (Cost $12,521,396)		$16,367,846

		Fair
Exchange Traded Funds - 0.2%	Shares	Value
iShares Russell 2000 Index Fund	200	$24,430

Total Exchange Traded Funds (Cost $25,022)		$24,430

	Face	Fair
Repurchase Agreements - 1.9%	Amount	Value
Commercial Banks - 1.9%
US Bank 1.900% 04/01/05	$ 320,000	$320,000
Repurchase price $320,017
Collateralized by: Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $326,413

Total Repurchase Agreements (Cost $320,000)		$320,000

Total Investments - 100.1% (Cost $12,866,418) (b)		$16,712,276
Liabilities in Excess of Other Assets - (0.1)%		(15,273)
Total Net Assets - 100.0%		$16,697,003

ADR American Depository Receipt
(a) Represents a non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund, Inc.
Mid Cap Opportunity Portfolio
March 31, 2005 (Unaudited)

		Fair
Common Stocks - 95.8%	Shares	Value
Aerospace & Defense - 1.7%
L-3 Communications Holdings, Inc.	9,250	$656,935
Rockwell Collins, Inc.	18,000	856,620
		1,513,555
Air Freight & Logistics - 1.6%
Expeditors International of Washington, Inc.	13,250	709,537
UTi Worldwide, Inc.	10,150	704,918
		1,414,455
Airlines - 0.9%
Southwest Airlines Co.	53,550	762,552

Biotechnology - 1.0%
Genzyme Corp. (a)	15,450	884,358

Building Products - 1.0%
American Standard Companies, Inc.	18,970	881,726

Chemicals - 1.8%
Huntsman Corp. (a)	38,650	901,318
RPM International, Inc.	37,000	676,360
		1,577,678
Commercial Banks - 1.5%
Compass Bancshares, Inc.	14,260	647,404
Synovus Financial Corp.	24,800	690,928
		1,338,332
Commercial Services & Supplies - 0.8%
The Corporate Executive Board Co.	11,200	716,240

Communications Equipment - 2.4%
Comverse Technology, Inc. (a)	38,700	976,014
F5 Networks, Inc. (a)	13,500	681,615
Sonus Networks, Inc. (a)	124,100	526,184
		2,183,813
Computers & Peripherals - 3.4%
Avid Technology, Inc. (a)	22,000	1,190,640
NCR Corp. (a)	25,000	843,500
SanDisk Corp. (a)	37,050	1,029,990
		3,064,130
Construction Materials - 2.3%
Martin Marietta Materials, Inc.	17,530	980,278
Vulcan Materials Co.	19,200	1,091,136
		2,071,414
Diversified Financial Services - 2.2%
CapitalSource, Inc. (a)	33,780	776,940
Chicago Mercantile Exchange Holdings, Inc.	5,900	1,144,777
		1,921,717
Diversified Telecommunication Services - 0.9%
Telewest Global, Inc. (a)	47,650	847,694

Electric Utilities - 1.0%
Allegheny Energy, Inc. (a)	43,950	908,007

Electronic Equipment & Instruments - 0.9%
Amphenol Corp.	20,500	759,320

Energy Equipment & Services - 5.3%
Baker Hughes, Inc.	18,050	803,044
BJ Services Co.	17,500	907,900
ENSCO International, Inc.	18,000	677,880
Nabors Industries Ltd. (a)	16,400	969,896
National-Oilwell, Inc. (a)	16,560	773,352
Pride International, Inc. (a)	24,800	616,032
		4,748,104
Food & Staples Retailing - 0.8%
Whole Foods Market, Inc.	6,800	694,484

Gas Utilities - 0.7%
UGI Corp.	14,100	640,422

Health Care Equipment & Supplies - 3.9%
C.R. Bard, Inc.	14,090	959,247
Cytyc Corp. (a)	43,450	999,784
Fisher Scientific International, Inc. (a)	11,980	681,902
Kinetic Concepts, Inc. (a)	14,000	835,100
		3,476,033
Health Care Providers & Services - 8.8%
Andrx Corp. (a)	39,700	899,999
CIGNA Corp.	9,210	822,453
Community Health Systems, Inc. (a)	20,800	726,128
DaVita, Inc. (a)	16,725	699,941
Express Scripts, Inc. (a)	9,000	784,710
Medco Health Solutions, Inc. (a)	19,060	944,804
Quest Diagnostics Inc.	11,820	1,242,637
Renal Care Group, Inc. (a)	21,000	796,740
Triad Hospitals, Inc. (a)	19,200	961,920
		7,879,332
Hotels, Restaurants & Leisure - 8.0%
Boyd Gaming Corp.	19,250	1,003,887
Hilton Hotels Corp.	42,150	942,052
Marriott International, Inc. - Class A	10,850	725,431
Penn National Gaming, Inc. (a)	25,000	734,500
Royal Caribbean Cruises Ltd.	18,240	815,146
Scientific Games Corp. - Class A (a)	45,480	1,039,218
Station Casinos, Inc.	14,960	1,010,548
Yum! Brands, Inc.	17,090	885,433
		7,156,215
Household Durables - 3.2%
D.R. Horton, Inc.	32,013	936,060
Fortune Brands, Inc.	8,400	677,292
Lennar Corp.	22,130	1,254,329
		2,867,681
Insurance - 3.0%
Assurant, Inc.	21,850	736,345
Endurance Specialty Holdings Ltd.	24,800	938,432
Genworth Financial, Inc.	35,950	989,344
		2,664,121
Internet Software & Services - 0.9%
VeriSign, Inc. (a)	28,300	812,210

IT Services - 1.7%
CheckFree Corp. (a)	20,900	851,884
Fastclick, Inc. (a)	1,650	19,800
Global Payments, Inc.	10,050	648,124
		1,519,808
Machinery - 0.8%
Harsco Corp.	11,700	697,437

Media - 2.5%
Gemstar-TV Guide International, Inc. (a)	295,250	1,284,338
XM Satellite Radio Holdings, Inc. - Class A (a)	30,640	965,160
		2,249,498
Metals & Mining - 1.8%
Massey Energy Co.	18,400	736,736
Nucor Corp.	15,800	909,448
		1,646,184
Multiline Retail - 1.1%
Dollar General Corp.	44,500	974,995

Multi-Utilities & Unregulated Power - 2.4%
Oneok, Inc.	25,000	770,500
Reliant Energy, Inc. (a)	58,560	666,413
The AES Corp. (a)	42,800	701,064
		2,137,977
Oil & Gas - 2.1%
Overseas Shipholding Group	13,300	836,703
Williams Cos. Inc.	53,700	1,010,097
		1,846,800
Pharmaceuticals - 1.0%
Valeant Pharmaceuticals International	39,250	883,910

Road & Rail - 1.0%
Yellow Roadway Corp. (a)	15,000	878,100

Semiconductor & Semiconductor Equipment - 9.4%
Altera Corp. (a)	41,316	817,230
Broadcom Corp. (a)	27,000	807,840
Freescale Semiconductor, Inc. (a)	49,550	839,872
KLA-Tencor Corp. (a)	17,550	807,476
Lam Research Corp. (a)	34,300	989,898
Linear Technology Corp.	18,900	724,059
Marvell Technology Group Ltd. (a)	21,450	822,393
National Semiconductor Corp.	48,200	993,402
Novellus Systems, Inc. (a)	34,300	916,839
NVIDIA Corp. (a)	30,000	712,800
		8,431,809
Software - 3.8%
Adobe Systems, Inc.	11,995	805,704
Amdocs Ltd. (a)	35,765	1,015,726
Autodesk, Inc.	25,000	744,000
Symantec Corp. (a)	39,700	846,801
		3,412,231
Specialty Retail - 2.8%
Pacific Sunwear Of California (a)	45,790	1,281,204
Staples, Inc.	20,800	653,744
Tiffany & Co.	15,600	538,512
		2,473,460
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc. (a)	12,450	705,044
Polo Ralph Lauren Corp.	20,450	793,460
Quiksilver, Inc. (a)	27,100	786,713
		2,285,217
Thrifts & Mortgage Finance - 0.8%
Sovereign Bancorp, Inc.	32,300	715,768

Trading Companies & Distributors - 0.8%
Hughes Supply, Inc.	23,450	697,638

Wireless Telecommunication Services - 3.2%
American Tower Corp. - Class A (a)	49,300	898,739
Crown Castle International Corp. (a)	53,690	862,261
Nextel Partners, Inc. (a)	51,400	1,128,744
		2,889,744

Total Common Stocks (Cost $74,274,442)		$85,524,169

	Face	Fair
Repurchase Agreements - 4.7%	Amount	Value
Commercial Banks - 4.7%
US Bank 1.900% 04/01/05	$ 4,186,000	$4,186,000
Repurchase price $4,186,221
Collateralized by: Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $4,269,887

Total Repurchase Agreements (Cost $4,186,000)		$4,186,000

Total Investments - 100.5% (Cost $78,460,442) (b)		$89,710,169
Liabilities in Excess of Other Assets - (0.5)%		(436,455)
Total Net Assets - 100.0%		$89,273,714

(a) Represents a non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund, Inc.
S&P 500 Index Portfolio
March 31, 2005 (Unaudited)

		Fair
Common Stocks - 96.0%	Shares	Value
Aerospace & Defense - 2.1%
General Dynamics Corp.	3,400	$363,970
Goodrich Corp.	2,000	76,580
Honeywell International, Inc.	14,400	535,824
L-3 Communications Holdings, Inc.	1,900	134,938
Lockheed Martin Corp.	6,800	415,208
Northrop Grumman Corp.	6,100	329,278
Raytheon Co.	7,700	297,990
Rockwell Collins, Inc.	3,000	142,770
The Boeing Co.	14,100	824,286
United Technologies Corp.	8,700	884,442
		4,005,286
Air Freight & Logistics - 1.0%
FedEx Corp.	5,100	479,145
Ryder System, Inc.	1,100	45,870
United Parcel Service, Inc.	18,900	1,374,786
		1,899,801
Airlines - 0.1%
Delta Air Lines, Inc. (a)	2,400	9,720
Southwest Airlines Co.	12,400	176,576
		186,296
Auto Components - 0.2%
Cooper Tire & Rubber Co.	1,200	22,032
Dana Corp.	2,500	31,975
Delphi Corp.	9,500	42,560
Johnson Controls, Inc.	3,200	178,432
The Goodyear Tire & Rubber Co. (a)	3,000	40,050
Visteon Corp.	2,200	12,562
		327,611
Automobiles - 0.5%
Ford Motor Co.	30,887	349,950
General Motors Corp.	9,500	279,205
Harley-Davidson, Inc.	4,900	283,024
		912,179
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	13,100	620,809
Brown-Forman Corp. - Class B	1,500	82,125
Coca-Cola Enterprises, Inc.	6,000	123,120
Molson Coors Brewing Co.	1,400	108,038
Pepsi Bottling Group, Inc.	3,300	91,905
PepsiCo, Inc.	28,400	1,506,052
The Coca-Cola Co.	38,300	1,595,961
		4,128,010
Biotechnology - 1.1%
Amgen, Inc. (a)	21,206	1,234,401
Applera Corp. - Applied Biosystems Group	3,300	65,142
Biogen Idec, Inc. (a)	5,645	194,809
Chiron Corp. (a)	2,500	87,650
Genzyme Corp. (a)	4,200	240,408
Gilead Sciences, Inc. (a)	7,300	261,340
Medimmune, Inc. (a)	4,200	100,002
		2,183,752
Building Products - 0.2%
American Standard Companies, Inc.	3,000	139,440
Masco Corp.	7,600	263,492
		402,932
Capital Markets - 2.7%
E*Trade Financial Corp. (a)	6,300	75,600
Federated Investors, Inc.	1,600	45,296
Franklin Resources, Inc.	3,300	226,545
Janus Capital Group, Inc.	4,000	55,800
Lehman Brothers Holdings, Inc.	4,700	442,552
Mellon Financial Corp.	7,200	205,488
Merrill Lynch & Co, Inc.	15,700	888,620
Morgan Stanley	18,800	1,076,300
Northern Trust Corp.	3,400	147,696
State Street Corp.	5,600	244,832
T. Rowe Price Group, Inc.	2,100	124,698
The Bank of New York Co., Inc.	13,200	383,460
The Bear Stearns Companies Inc.	1,900	189,810
The Charles Schwab Corp.	19,400	203,894
The Goldman Sachs Group, Inc.	7,600	835,924
		5,146,515
Chemicals - 1.7%
Air Products & Chemicals, Inc.	3,800	240,502
Eastman Chemical Co.	1,300	76,700
Ecolab, Inc.	3,700	122,285
E.I. du Pont de Nemours & Co.	16,800	860,832
Engelhard Corp.	2,100	63,063
Great Lakes Chemical Corp.	900	28,908
Hercules, Inc. (a)	1,900	27,531
International Flavors & Fragrances, Inc.	1,500	59,250
Monsanto Co.	4,543	293,023
PPG Industries, Inc.	2,900	207,408
Praxair, Inc.	5,500	263,230
Rohm & Haas Co.	3,300	158,400
Sigma-Aldrich Corp.	1,200	73,500
The Dow Chemical Co.	16,100	802,585
		3,277,217
Commercial Banks - 5.6%
AmSouth Bancorp	6,000	155,700
Bank of America Corp.	68,468	3,019,439
BB&T Corp.	9,300	363,444
Comerica, Inc.	2,900	159,732
Compass Bancshares, Inc.	2,100	95,340
Fifth Third Bancorp	8,750	376,075
First Horizon National Corp.	2,100	85,659
Huntington Bancshares, Inc.	3,900	93,210
KeyCorp	6,900	223,905
M&T Bank Corp.	1,700	173,502
Marshall & Ilsley Corp.	3,500	146,125
National City Corp.	10,000	335,000
North Fork Bancorporation, Inc.	8,000	221,920
PNC Financial Services Group	4,800	247,104
Regions Financial Corp.	7,868	254,923
SunTrust Banks, Inc.	5,700	410,799
Synovus Financial Corp.	5,300	147,658
US Bancorp	31,290	901,778
Wachovia Corp.	26,795	1,364,133
Wells Fargo & Co.	28,600	1,710,280
Zions Bancorporation	1,500	103,530
		10,589,256
Commercial Services & Supplies - 0.9%
Allied Waste Industries, Inc. (a)	4,600	33,626
Apollo Group, Inc. (a)	2,800	207,368
Avery Dennison Corp.	1,700	105,281
Cendant Corp.	17,800	365,612
Cintas Corp.	2,500	103,275
Equifax, Inc.	2,300	70,587
H&R Block, Inc.	2,800	141,624
Monster Worldwide, Inc. (a)	2,000	56,100
Pitney Bowes, Inc.	3,900	175,968
Robert Half International, Inc.	2,700	72,792
R.R. Donnelley & Sons Co.	3,600	113,832
Waste Management, Inc.	9,600	276,960
		1,723,025
Communications Equipment - 2.4%
ADC Telecommunications, Inc. (a)	13,700	27,263
Andrew Corp. (a)	2,700	31,617
Avaya, Inc. (a)	8,101	94,620
Ciena Corp. (a)	9,700	16,684
Cisco Systems, Inc. (a)	109,200	1,953,588
Comverse Technology, Inc. (a)	3,300	83,226
Corning, Inc. (a)	23,800	264,894
JDS Uniphase Corp. (a)	24,400	40,748
Lucent Technologies, Inc. (a)	74,900	205,975
Motorola, Inc.	41,400	619,758
QUALCOMM, Inc.	27,800	1,018,870
Scientific-Atlanta, Inc.	2,600	73,372
Tellabs, Inc. (a)	7,800	56,940
		4,487,555
Computers & Peripherals - 3.7%
Apple Computer, Inc. (a)	13,800	575,046
Dell, Inc. (a)	41,500	1,594,430
EMC Corp. (a)	40,600	500,192
Gateway, Inc. (a)	5,100	20,553
Hewlett-Packard Co.	48,900	1,072,866
International Business Machines Corp.	27,600	2,522,088
Lexmark International, Inc. (a)	2,100	167,937
NCR Corp. (a)	3,100	104,594
Network Appliance, Inc. (a)	6,200	171,492
QLogic Corp. (a)	1,600	64,800
Sun Microsystems, Inc. (a)	57,100	230,684
		7,024,682
Construction & Engineering - 0.0%
Fluor Corp.	1,400	77,602

Construction Materials - 0.1%
Vulcan Materials Co.	1,700	96,611

Consumer Finance - 1.2%
American Express Co.	19,800	1,017,126
Capital One Financial Corp.	4,200	314,034
MBNA Corp.	21,550	529,052
Providian Financial Corp. (a)	5,000	85,800
SLM Corp.	7,300	363,832
		2,309,844
Containers & Packaging - 0.2%
Ball Corp.	1,900	78,812
Bemis Co.	1,800	56,016
Pactiv Corp. (a)	2,500	58,375
Sealed Air Corp. (a)	1,400	72,716
Temple-Inland, Inc.	1,000	72,550
		338,469
Distributors - 0.1%
Genuine Parts Co.	3,000	130,470

Diversified Financial Services - 3.4%
CIT Group, Inc.	3,600	136,800
Citigroup, Inc.	88,269	3,966,809
JPMorgan Chase & Co.	60,052	2,077,799
Moody's Corp.	2,300	185,978
Principal Financial Group, Inc.	5,100	196,299
		6,563,685
Diversified Telecommunication Services - 2.7%
Alltel Corp.	5,100	279,735
AT&T Corp.	13,550	254,062
BellSouth Corp.	30,900	812,361
CenturyTel, Inc.	2,300	75,532
Citizens Communications Co.	5,700	73,758
Qwest Communications International (a)	28,200	104,340
SBC Communications, Inc.	55,800	1,321,902
Sprint Corp.	24,950	567,613
Verizon Communications, Inc.	46,800	1,661,400
		5,150,703
Electric Utilities - 2.0%
Allegheny Energy, Inc. (a)	2,300	47,518
Ameren Corp.	3,300	161,733
American Electric Power Co, Inc.	6,500	221,390
CenterPoint Energy, Inc.	4,900	58,947
Cinergy Corp.	3,200	129,664
Consolidated Edison, Inc.	4,100	172,938
DTE Energy Co.	2,900	131,892
Edison International	5,500	190,960
Entergy Corp.	3,600	254,376
Exelon Corp.	11,200	513,968
FirstEnergy Corp.	5,600	234,920
FPL Group, Inc.	6,600	264,990
PG&E Corp.	6,100	208,010
Pinnacle West Capital Corp.	1,500	63,765
PPL Corp.	3,200	172,768
Progress Energy, Inc.	4,200	176,190
TECO Energy, Inc.	3,500	54,880
The Southern Co.	12,500	397,875
TXU Corp.	4,100	326,483
Xcel Energy, Inc.	6,800	116,824
		3,900,091
Electrical Equipment - 0.4%
American Power Conversion Corp.	3,000	78,330
Cooper Industries Ltd.	1,600	114,432
Emerson Electric Co.	7,100	461,003
Rockwell Automation, Inc.	3,000	169,920
		823,685
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	7,300	162,060
Jabil Circuit, Inc. (a)	3,100	88,412
Molex, Inc.	2,800	73,808
Sanmina-SCI Corp. (a)	8,800	45,936
Solectron Corp. (a)	16,400	56,908
Symbol Technologies, Inc.	4,100	59,409
Tektronix, Inc.	1,500	36,795
		523,328
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	5,700	253,593
BJ Services Co.	2,700	140,076
Halliburton Co.	8,500	367,625
Nabors Industries Ltd. (a)	2,400	141,936
National-Oilwell, Inc. (a)	2,800	130,760
Noble Corp.	2,300	129,283
Rowan Cos., Inc. (a)	1,800	53,874
Schlumberger Ltd.	10,000	704,800
Transocean, Inc. (a)	5,400	277,884
		2,199,831
Food & Staples Retailing - 2.8%
Albertson's, Inc.	6,200	128,030
Costco Wholesale Corp.	8,000	353,440
CVS Corp.	6,800	357,816
Safeway, Inc. (a)	7,600	140,828
SUPERVALU, Inc.	2,300	76,705
Sysco Corp.	10,800	386,640
The Kroger Co. (a)	12,400	198,772
Walgreen Co.	17,300	768,466
Wal-Mart Stores, Inc.	57,200	2,866,292
		5,276,989
Food Products - 1.2%
Archer-Daniels-Midland Co.	10,550	259,319
Campbell Soup Co.	5,500	159,610
ConAgra Foods, Inc.	8,700	235,074
General Mills, Inc.	6,200	304,730
Hershey Foods Corp.	3,700	223,702
H.J. Heinz Co.	5,900	217,356
Kellogg Co.	5,900	255,293
McCormick & Co, Inc.	2,300	79,189
Sara Lee Corp.	13,300	294,728
Wm. Wrigley Jr. Co.	3,300	216,381
		2,245,382
Gas Utilities - 0.1%
KeySpan Corp.	2,700	105,219
Nicor, Inc.	700	25,963
NiSource, Inc.	4,600	104,834
Peoples Energy Corp.	600	25,152
		261,168
Health Care Equipment & Supplies - 2.1%
Bausch & Lomb, Inc.	900	65,970
Baxter International, Inc.	10,500	356,790
Becton, Dickinson & Co.	4,300	251,206
Biomet, Inc.	4,300	156,090
Boston Scientific Corp. (a)	12,800	374,912
C.R. Bard, Inc.	1,800	122,544
Fisher Scientific International, Inc. (a)	2,000	113,840
Guidant Corp.	5,400	399,060
Hospira, Inc. (a)	2,610	84,224
Medtronic, Inc.	20,400	1,039,380
Millipore Corp. (a)	800	34,720
PerkinElmer, Inc.	2,200	45,386
St Jude Medical, Inc. (a)	6,100	219,600
Stryker Corp.	6,300	281,043
Thermo Electron Corp. (a)	2,700	68,283
Waters Corp. (a)	2,000	71,580
Zimmer Holdings, Inc. (a)	4,170	324,468
		4,009,096
Health Care Providers & Services - 2.5%
Aetna, Inc.	5,000	374,750
AmerisourceBergen Corp.	1,900	108,851
Cardinal Health, Inc.	7,300	407,340
Caremark Rx, Inc. (a)	7,700	306,306
CIGNA Corp.	2,200	196,460
Express Scripts, Inc. (a)	1,300	113,347
HCA, Inc.	7,000	374,990
Health Management Associates, Inc.	4,100	107,338
Humana, Inc. (a)	2,700	86,238
IMS Health, Inc.	3,900	95,121
Laboratory Corp Of America Holdings (a)	2,300	110,860
Manor Care, Inc.	1,500	54,540
McKesson Corp.	5,000	188,750
Medco Health Solutions, Inc. (a)	4,688	232,384
Quest Diagnostics Inc.	1,500	157,695
Tenet Healthcare Corp. (a)	7,950	91,664
UnitedHealth Group, Inc.	10,800	1,030,104
Wellpoint, Inc. (a)	5,200	651,820
		4,688,558
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.	8,900	461,109
Darden Restaurants, Inc.	2,500	76,700
Harrah's Entertainment, Inc.	1,900	122,702
Hilton Hotels Corp.	6,500	145,275
International Game Technology	5,800	154,628
Marriott International, Inc. - Class A	3,400	227,324
McDonald's Corp.	21,500	669,510
Starbucks Corp. (a)	6,800	351,288
Starwood Hotels & Resorts Worldwide, Inc.	3,600	216,108
Wendy's International, Inc.	1,900	74,176
Yum! Brands, Inc.	4,900	253,869
		2,752,689
Household Durables - 0.5%
Centex Corp.	2,100	120,267
Fortune Brands, Inc.	2,400	193,512
KB Home	700	82,222
Leggett & Platt, Inc.	3,200	92,416
Maytag Corp.	1,300	18,161
Newell Rubbermaid, Inc.	4,600	100,924
Pulte Homes, Inc.	2,000	147,260
Snap-On, Inc.	1,000	31,790
The Black & Decker Corp.	1,400	110,586
The Stanley Works	1,300	58,851
Whirlpool Corp.	1,100	74,503
		1,030,492
Household Products - 1.8%
Clorox Co.	2,600	163,774
Colgate-Palmolive Co.	8,900	464,313
Kimberly-Clark Corp.	8,100	532,413
Procter & Gamble Co.	42,600	2,257,800
		3,418,300
Industrial Conglomerates - 4.7%
3M Co.	13,000	1,113,970
General Electric Co.	179,100	6,458,346
Textron, Inc.	2,300	171,626
Tyco International Ltd.	34,000	1,149,200
		8,893,142
Insurance - 4.0%
ACE Ltd.	4,800	198,096
AFLAC, Inc.	8,500	316,710
Ambac Financial Group, Inc.	1,800	134,550
American International Group, Inc.	44,000	2,438,040
Aon Corp.	5,300	121,052
Cincinnati Financial Corp.	2,635	114,912
Hartford Financial Services Group, Inc.	5,000	342,800
Jefferson-Pilot Corp.	2,300	112,815
Lincoln National Corp.	2,900	130,906
Loews Corp.	2,700	198,558
Marsh & McLennan Companies, Inc.	8,900	270,738
MBIA, Inc.	2,400	125,472
MetLife, Inc.	12,400	484,840
Prudential Financial, Inc.	8,900	510,860
Safeco Corp.	2,100	102,291
The Allstate Corp.	11,500	621,690
The Chubb Corp.	3,200	253,664
The Progressive Corp.	3,400	311,984
The St. Paul Travelers Companies Inc.	11,359	417,216
Torchmark Corp.	1,800	93,960
UnumProvident Corp.	5,000	85,100
XL Capital Ltd.	2,300	166,451
		7,552,705
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	20,400	760,104

Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	22,000	745,800

IT Services - 1.1%
Affiliated Computer Services, Inc. (a)	2,100	111,804
Automatic Data Processing, Inc.	9,900	445,005
Computer Sciences Corp. (a)	3,200	146,720
Convergys Corp. (a)	2,400	35,832
Electronic Data Systems Corp.	8,700	179,829
First Data Corp.	13,547	532,533
Fiserv, Inc. (a)	3,300	131,340
Paychex, Inc.	6,000	196,920
Sabre Holdings Corp.	2,200	48,136
SunGard Data Systems, Inc. (a)	4,900	169,050
Unisys Corp. (a)	5,700	40,242
		2,037,411
Leisure Equipment & Products - 0.2%
Brunswick Corp.	1,600	74,960
Eastman Kodak Co.	4,800	156,240
Hasbro, Inc.	2,800	57,260
Mattel, Inc.	7,000	149,450
		437,910
Machinery - 1.4%
Caterpillar, Inc.	5,800	530,352
Cummins, Inc.	700	49,245
Danaher Corp.	4,600	245,686
Deere & Co.	4,200	281,946
Dover Corp.	3,400	128,486
Eaton Corp.	2,600	170,040
Illinois Tool Works, Inc.	4,600	411,838
Ingersoll-Rand Co. Ltd.	2,900	230,985
ITT Industries, Inc.	1,600	144,384
Navistar International Corp. (a)	1,100	40,040
PACCAR, Inc.	2,950	213,551
Pall Corp.	2,100	56,952
Parker Hannifin Corp.	2,000	121,840
		2,625,345
Media - 3.8%
Clear Channel Communications, Inc.	8,900	306,783
Comcast Corp. (a)	37,402	1,263,440
Dow Jones & Co, Inc.	1,200	44,844
Gannett Co, Inc.	4,200	332,136
Interpublic Group of Companies, Inc. (a)	7,100	87,188
Knight-Ridder, Inc.	1,300	87,425
Meredith Corp.	800	37,400
News Corp.	48,400	818,928
Omnicom Group	3,100	274,412
The McGraw-Hill Companies, Inc.	3,200	279,200
The New York Times Co.	2,500	91,450
The Walt Disney Co.	34,600	994,058
Time Warner, Inc. (a)	77,600	1,361,880
Tribune Co.	5,000	199,350
Univision Communications, Inc. (a)	4,900	135,681
Viacom, Inc. - Class B	28,800	1,003,104
		7,317,279
Metals & Mining - 0.7%
Alcoa, Inc.	14,700	446,733
Allegheny Technologies, Inc.	1,500	36,165
Freeport-McMoRan Copper & Gold, Inc.	3,000	118,830
Newmont Mining Corp.	7,500	316,875
Nucor Corp.	2,700	155,412
Phelps Dodge Corp.	1,600	162,768
United States Steel Corp.	1,900	96,615
		1,333,398
Multiline Retail - 1.1%
Big Lots, Inc. (a)	1,900	22,838
Dillard's Inc.	1,200	32,280
Dollar General Corp.	5,100	111,741
Family Dollar Stores, Inc.	2,800	85,008
Federated Department Stores, Inc.	2,900	184,556
JC Penney Co. Inc.	4,800	249,216
Kohl's Corp. (a)	5,500	283,965
Nordstrom, Inc.	2,100	116,298
Sears Holdings Corp. (a)	1,102	146,702
Target Corp.	15,100	755,302
The May Department Stores Co.	4,900	181,398
		2,169,304
Multi-Utilities & Unregulated Power - 0.9%
Calpine Corp. (a)	9,000	25,200
CMS Energy Corp. (a)	3,300	43,032
Constellation Energy Group, Inc.	3,000	155,100
Dominion Resources Inc.	5,800	431,694
Duke Energy Corp.	15,800	442,558
Dynegy, Inc. - Class A (a)	5,600	21,896
Public Service Enterprise Group, Inc.	4,000	217,560
Sempra Energy	4,000	159,360
The AES Corp. (a)	11,000	180,180
		1,676,580
Office Electronics - 0.1%
Xerox Corp. (a)	16,200	245,430

Oil & Gas - 7.3%
Amerada Hess Corp.	1,400	134,694
Anadarko Petroleum Corp.	4,000	304,400
Apache Corp.	5,522	338,112
Ashland, Inc.	1,100	74,217
Burlington Resources, Inc.	6,500	325,455
ChevronTexaco Corp.	35,600	2,075,836
ConocoPhillips	11,722	1,264,100
Devon Energy Corp.	8,100	386,775
El Paso Corp.	10,900	115,322
EOG Resources, Inc.	4,000	194,960
Exxon Mobil Corp.	107,900	6,430,840
Kerr-McGee Corp.	2,800	219,324
Kinder Morgan, Inc.	1,900	143,830
Marathon Oil Corp.	5,900	276,828
Occidental Petroleum Corp.	6,700	476,839
Sunoco, Inc.	1,200	124,224
Unocal Corp.	4,600	283,774
Valero Energy Corp.	4,300	315,061
Williams Cos., Inc.	9,600	180,576
XTO Energy, Inc.	5,833	191,556
		13,856,723
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.	4,400	156,156
International Paper Co.	8,300	305,357
Louisiana-Pacific Corp.	1,900	47,766
MeadWestvaco Corp.	3,400	108,188
Weyerhaeuser Co.	4,100	280,850
		898,317
Personal Products - 0.7%
Alberto-Culver Co.	1,400	67,004
Avon Products, Inc.	8,000	343,520
The Gillette Co.	16,700	843,016
		1,253,540
Pharmaceuticals - 6.8%
Abbott Laboratories	26,300	1,226,106
Allergan, Inc.	2,200	152,834
Bristol-Myers Squibb Co.	33,000	840,180
Eli Lilly & Co.	19,100	995,110
Forest Laboratories, Inc. (a)	5,900	218,005
Johnson & Johnson	50,200	3,371,432
King Pharmaceuticals, Inc. (a)	4,100	34,071
Merck & Co., Inc.	37,300	1,207,401
Mylan Laboratories Inc.	4,500	79,740
Pfizer, Inc.	126,030	3,310,808
Schering-Plough Corp.	24,900	451,935
Watson Pharmaceuticals, Inc. (a)	1,800	55,314
Wyeth	22,600	953,268
		12,896,204
Real Estate - 0.5%
Apartment Investment & Management Co.	1,600	59,520
Archstone-Smith Trust	3,400	115,974
Equity Office Properties Trust	6,800	204,884
Equity Residential	4,800	154,608
Plum Creek Timber Co Inc.	3,100	110,670
ProLogis	3,100	115,010
Simon Property Group, Inc.	3,700	224,146
		984,812
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	6,400	345,152
CSX Corp.	3,600	149,940
Norfolk Southern Corp.	6,800	251,940
Union Pacific Corp.	4,400	306,680
		1,053,712
Semiconductor & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	6,700	108,004
Altera Corp. (a)	6,300	124,614
Analog Devices, Inc.	6,300	227,682
Applied Materials, Inc. (a)	28,200	458,250
Applied Micro Circuits Corp. (a)	5,200	17,108
Broadcom Corp. (a)	4,900	146,608
Freescale Semiconductor, Inc. (a)	6,817	117,593
Intel Corp.	105,200	2,443,796
KLA-Tencor Corp. (a)	3,300	151,833
Linear Technology Corp.	5,200	199,212
LSI Logic Corp. (a)	6,500	36,335
Maxim Integrated Products, Inc.	5,500	224,785
Micron Technology, Inc. (a)	10,400	107,536
National Semiconductor Corp.	6,000	123,660
Novellus Systems, Inc. (a)	2,400	64,152
NVIDIA Corp. (a)	2,800	66,528
PMC - Sierra, Inc. (a)	3,000	26,400
Teradyne, Inc. (a)	3,300	48,180
Texas Instruments, Inc.	29,100	741,759
Xilinx, Inc.	5,900	172,457
		5,606,492
Software - 3.6%
Adobe Systems, Inc.	4,100	275,397
Autodesk, Inc.	3,900	116,064
BMC Software, Inc. (a)	3,700	55,500
Citrix Systems, Inc. (a)	2,900	69,078
Computer Associates International, Inc.	9,000	243,900
Compuware Corp. (a)	6,500	46,800
Electronic Arts, Inc. (a)	5,200	269,256
Intuit, Inc. (a)	3,100	135,687
Mercury Interactive Corp. (a)	1,400	66,332
Microsoft Corp.	170,900	4,130,653
Novell, Inc. (a)	6,400	38,144
Oracle Corp. (a)	75,900	947,232
Parametric Technology Corp. (a)	4,600	25,714
Siebel Systems, Inc. (a)	8,700	79,431
Symantec Corp. (a)	12,000	255,960
VERITAS Software Corp. (a)	7,100	164,862
		6,920,010
Specialty Retail - 2.2%
AutoNation, Inc. (a)	3,800	71,972
AutoZone, Inc. (a)	1,100	94,270
Bed Bath & Beyond, Inc. (a)	5,100	186,354
Best Buy Co, Inc.	5,050	272,751
Circuit City Stores, Inc.	3,200	51,360
Limited Brands, Inc.	6,500	157,950
Lowe's Cos. Inc.	13,100	747,879
Office Depot, Inc. (a)	5,300	117,554
OfficeMax Inc.	1,600	53,600
RadioShack Corp.	2,700	66,150
Staples, Inc.	8,400	264,012
The Gap Inc.	12,450	271,908
The Home Depot	37,100	1,418,704
The Sherwin-Williams Co.	2,100	92,379
Tiffany & Co.	2,500	86,300
TJX Cos. Inc.	8,100	199,503
Toys "R" Us, Inc. (a)	3,600	92,736
		4,245,382
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	3,200	181,216
Jones Apparel Group, Inc.	2,100	70,329
Liz Claiborne, Inc.	1,800	72,234
Nike, Inc.	3,900	324,909
Reebok International Ltd.	900	39,870
V.F. Corp.	1,700	100,538
		789,096
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	9,798	318,043
Fannie Mae	16,400	892,980
Freddie Mac	11,600	733,120
Golden West Financial Corp.	4,800	290,400
MGIC Investment Corp.	1,600	98,672
Sovereign Bancorp, Inc.	6,300	139,608
Washington Mutual, Inc.	14,750	582,625
		3,055,448
Tobacco - 1.4%
Altria Group, Inc.	34,900	2,282,111
Reynolds American, Inc.	2,000	161,180
UST, Inc.	2,800	144,760
		2,588,051
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	1,400	87,178

Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. (a)	19,000	539,980

Total Common Stocks (Cost $181,769,058)		$182,660,463

		Fair
Exchange Traded Funds - 0.8%	Shares	Value
SPDR Trust Series 1	13,625	$1,607,205
Total Exchange Traded Funds (Cost $1,606,424)		$1,607,205

	Face	Fair
Short-Term Notes - 2.9%	Amount	Value
Consumer Finance - 2.9%
American Express Co.
2.670% 04/04/05	$ 2,135,000	$2,134,509
Prudential Funding Corp.
2.650% 04/01/05	3,298,000	3,298,000
Total Short-Term Notes (Cost $5,432,509) (b)		$5,432,509

Total Investments - 99.7% (Cost $188,807,991) (c)		$189,700,177
Other Assets in Excess of Liabilities - 0.3%		663,510
Total Net Assets - 100.0%		$190,363,687

	Number of	Aggregate	Aggregate
	Contracts/	Notional	Fair	Unrealized
Futures Contracts	Multiplier	Value	Value	Depreciation
S&P 500 Index Futures (Long - June 2005, notional rate $1,228.50) (b)	20/250	$ 6,142,500	$ 5,919,500	$ (223,000)

(a) Represents a non-income producing security.
(b) The short-term notes, deposits with brokers for margin requirements on futures, and variation margin on futures are pledged as collateral for the S&P 500 Index Futures contracts on margin. The fair value of these instruments totals $6,073,615.

(c) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund, Inc.
Blue Chip Portfolio
March 31, 2005 (Unaudited)

		Fair
Common Stocks - 95.1%	Shares	Value
Aerospace & Defense - 1.0%
Northrop Grumman Corp.	5,956	$321,505

Auto Components - 1.7%
Johnson Controls, Inc.	5,200	289,952
The Goodyear Tire & Rubber Co. (a)	18,200	242,970
		532,922
Biotechnology - 0.5%
Biogen Idec, Inc. (a)	4,100	141,491

Building Products - 1.0%
Masco Corp.	8,700	301,629

Capital Markets - 4.1%
Morgan Stanley	16,700	956,075
The Goldman Sachs Group, Inc.	2,900	318,971
		1,275,046
Chemicals - 1.1%
PPG Industries, Inc.	4,700	336,144

Commercial Banks - 9.9%
Bank of America Corp.	22,400	987,840
Fifth Third Bancorp	7,700	330,946
US Bancorp	10,700	308,374
Wachovia Corp.	13,200	672,012
Wells Fargo & Co.	13,500	807,300
		3,106,472
Communications Equipment - 0.9%
Motorola, Inc.	18,700	279,939

Computers & Peripherals - 1.0%
International Business Machines Corp.	3,400	310,692

Consumer Finance - 1.4%
MBNA Corp.	18,000	441,900

Diversified Financial Services - 3.5%
Citigroup, Inc.	11,133	500,317
JPMorgan Chase & Co.	17,600	608,960
		1,109,277
Diversified Telecommunication Services - 4.1%
BellSouth Corp.	5,400	141,966
SBC Communications, Inc.	15,900	376,671
Sprint Corp.	12,900	293,475
Verizon Communications, Inc.	13,230	469,665
		1,281,777
Electric Utilities - 2.7%
American Electric Power Co, Inc.	11,200	381,472
Edison International	13,700	475,664
		857,136
Food & Staples Retailing - 2.0%
Safeway, Inc. (a)	15,600	289,068
SUPERVALU, Inc.	9,700	323,495
		612,563
Food Products - 1.4%
Tyson Foods, Inc.	26,600	443,688

Gas Utilities - 1.7%
NiSource, Inc.	23,700	540,123

Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	9,300	316,014

Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	7,800	446,862
HCA, Inc.	2,300	123,211
McKesson Corp.	15,400	581,350
		1,151,423
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	14,900	463,986

Household Durables - 0.5%
Koninklijke Philips Electronics NV ADR	5,700	156,864

Industrial Conglomerates - 2.9%
Tyco International Ltd.	26,600	899,080

Insurance - 11.8%
ACE Ltd.	10,900	449,843
American International Group, Inc.	9,600	531,936
Hartford Financial Services Group, Inc.	6,300	431,928
MBIA, Inc.	8,300	433,924
MetLife, Inc.	8,800	344,080
Nationwide Financial Services	8,200	294,380
Renaissance Re Holdings Ltd.	7,800	364,260
The Allstate Corp.	15,800	854,148
		3,704,499
IT Services - 0.5%
SunGard Data Systems, Inc. (a)	4,500	155,250

Leisure Equipment & Products - 0.8%
Mattel, Inc.	11,600	247,660

Machinery - 1.2%
Eaton Corp.	3,500	228,900
Parker Hannifin Corp.	2,500	152,300
		381,200
Media - 5.5%
Comcast Corp. (a)	8,800	293,920
Interpublic Group of Companies, Inc. (a)	30,600	375,768
News Corp.	17,200	291,024
Time Warner, Inc. (a)	28,300	496,665
Viacom, Inc. - Class B	7,235	251,995
		1,709,372
Metals & Mining - 0.8%
Alcoa, Inc.	7,800	237,042

Oil & Gas - 9.5%
Apache Corp.	7,600	465,348
BP PLC ADR	9,700	605,280
ChevronTexaco Corp.	15,800	921,298
Exxon Mobil Corp.	13,512	805,315
Total SA ADR	1,400	164,122
		2,961,363
Pharmaceuticals - 2.3%
Abbott Laboratories	7,100	331,002
Pfizer, Inc.	15,033	394,917
		725,919
Semiconductor & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	6,900	249,366
Applied Materials, Inc. (a)	18,500	300,625
Intel Corp.	20,400	473,892
		1,023,883
Software - 1.9%
BMC Software, Inc. (a)	19,500	292,500
Microsoft Corp.	12,800	309,376
		601,876
Specialty Retail - 2.5%
The Gap Inc.	21,100	460,824
The Home Depot	8,700	332,688
		793,512
Thrifts & Mortgage Finance - 4.3%
Fannie Mae	5,800	315,810
Freddie Mac	12,300	777,360
New York Community Bancorp, Inc.	13,900	252,424
		1,345,594
Tobacco - 2.6%
Altria Group, Inc.	12,500	817,375

Wireless Telecommunication Services - 0.5%
Vodafone Group PLC ADR	6,000	159,360

Total Common Stocks (Cost $27,264,974)		$29,743,576

	Face	Fair
Repurchase Agreements - 3.9%	Amount	Value
Commercial Banks - 3.9%
US Bank 1.900% 04/01/05	$ 1,201,000	$1,201,000
Repurchase price $1,201,063
Collateralized by: Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $1,225,068

Total Repurchase Agreements (Cost $1,201,000)		$1,201,000

Total Investments - 99.0% (Cost $28,465,974) (b)		$30,944,576
Other Assets in Excess of Liabilities - 1.0%		325,461
Total Net Assets - 100.0%		$31,270,037

ADR American Depository Receipt
(a) Represents a non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund Inc.
High Income Bond Portfolio
March 31, 2005 (Unaudited)

	Face	Fair
Corporate Bonds - 92.3%	Amount	Value
Aerospace & Defense - 1.8%
Alliant Techsystems Inc. 8.500% 05/15/11	$ 75,000	$79,875
Argo Tech Corp. 9.250% 06/01/11	75,000	81,000
Hawk Corp. 8.750% 11/01/14	100,000	103,000
K&F Acquisition Inc. 7.750% 11/15/14 (b)	50,000	48,750
K&F Parent, Inc. 11.500% 02/01/15 (b)	50,000	49,250
L-3 Communications Corp. 6.125% 01/15/14	225,000	222,750
Standard Aero Holdings Inc. 8.250% 09/01/14 (b)	100,000	104,000
TransDigm, Inc. 8.375% 07/15/11	100,000	103,125
		791,750
Auto Components - 2.6%
Advanced Accessory Systems LLC 10.750% 06/15/11	100,000	84,000
Collins & Aikman Floorcoverings, Inc. 9.750% 02/15/10	100,000	107,000
Cooper Standard Auto 8.375% 12/15/14 (b)	125,000	102,187
Eagle-Picher Inds. Inc. 9.750% 09/01/13	100,000	64,500
Lear Corp. Ser. B 7.960% 05/15/05	50,000	50,237
Stanadyne Corp. 10.000% 08/15/14	125,000	129,375
Stanadyne Corp. 02/15/15 0% to 08/15/09 then 12.000% (b)	75,000	43,875
Stoneridge Inc. 11.500% 05/01/12	100,000	111,250
Tenneco Automotive, Inc. 8.625% 11/15/14 (b)	100,000	97,750
TRW Automotive Inc. 11.000% 02/15/13	173,000	194,625
United Components, Inc. 9.375% 06/15/13	125,000	125,313
		1,110,112
Automobiles - 0.5%
General Motors Corp. 7.125% 07/15/13	100,000	86,292
General Motors Corp. 8.375% 07/15/33	150,000	128,670
		214,962
Beverages - 0.8%
Constellation Brands Inc. 8.000% 02/15/08	75,000	80,437
Cott Beverages Inc. 8.000% 12/15/11	50,000	53,125
Reddy Ice Group Inc. 8.875% 08/01/11	75,000	83,813
Reddy Ice Holdings Inc. 11/01/12 0% to 11/01/08 then 10.500% (b)	150,000	108,000
		325,375
Building Products - 2.3%
Associated Materials, Inc. 03/01/14 0% to 03/01/09 then 11.250%	125,000	87,500
Associated Materials, Inc. 9.750% 04/15/12	50,000	54,000
Brand Services Inc. 12.000% 10/15/12	150,000	167,250
Euramax International Inc. 8.500% 08/15/11	125,000	129,375
Goodman Global Holdings Inc. 5.760% 06/15/12 (b)(c)	50,000	49,750
Goodman Global Holdings Inc. 7.875% 12/15/12 (b)	150,000	138,000
Neenah Corp. 11.000% 09/30/10 (b)	100,000	111,500
Neenah Corp. 13.000% 09/30/13 (b)	62,056	63,918
Nortek Holdings, Inc. 10.750% 03/01/14 (b)	125,000	67,187
Nortek Holdings, Inc. 8.500% 09/01/14	50,000	48,500
Ply Gem Inds. Inc. 9.000% 02/15/12	75,000	71,250
		988,230
Chemicals - 4.9%
Aventine Renewable Energy 9.010% 12/15/11 (b)(c)	100,000	102,000
BCP Caylux Hldgs. Lux SCA 9.625% 06/15/14 (b)	100,000	114,500
Borden US Finance Corp. 9.000% 07/15/14 (b)	125,000	135,625
Compass Minerals Group 10.000% 08/15/11	50,000	54,625
Compass Minerals Int'l 12/15/12 0% to 12/15/07 then 12.750%	50,000	43,250
Crystal US Holdings 10/01/14 0% to 10/01/09 then 10.500% (b)	160,000	112,800
Equistar Chemical Funding 10.125% 09/01/08	100,000	111,000
FMC Corp. 10.250% 11/01/09	50,000	56,000
Huntsman Advanced Materials 11.000% 07/15/10 (b)	50,000	57,625
Huntsman ICI Chemicals 10.125% 07/01/09	106,000	110,770
Koppers Inc. 9.875% 10/15/13	75,000	84,000
Lyondell Chemical Co. 9.625% 05/01/07	50,000	53,875
Lyondell Chemical Co. Ser. A 9.875% 05/01/07	50,000	51,500
Lyondell Chemical Co. 9.500% 12/15/08	100,000	107,500
Lyondell Chemical Co. 10.875% 05/01/09	75,000	78,187
Lyondell Chemical Co. 10.500% 06/01/13	75,000	86,625
Nalco Company 7.750% 11/15/11	50,000	52,250
Nalco Company 8.875% 11/15/13	100,000	107,500
Invista 9.250% 05/01/12 (b)	100,000	110,500
Nalco Finance Holdings Inc. 02/01/14 0% to 02/01/09 then 9.000%	66,000	50,160
Polypore Inc. 8.750% 05/15/12	125,000	117,500
PQ Corp. 7.500% 02/15/13 (b)	50,000	49,500
Rockwood Specialties Group 7.500% 11/15/14 (b)	50,000	50,250
Salt Holdings/Compass Minerals 06/01/13 0% to 06/01/08 then 12.000%	100,000	83,500
Union Carbide Chemical & Plastics 8.750% 08/01/22	50,000	51,875
Union Carbide Chemical & Plastics 7.875% 04/01/23	50,000	52,713
Union Carbide Corp. 7.500% 06/01/25	50,000	52,010
		2,137,640
Commercial Services & Supplies - 3.5%
Aearo Corp. 8.250% 04/15/12	125,000	132,500
Allied Waste North America 8.875% 04/01/08	225,000	233,719
Allied Waste North America 9.250% 09/01/12	75,000	80,625
Clean Harbors Inc. 11.250% 07/15/12 (b)	100,000	112,000
Danka Business Systems 11.000% 06/15/10	50,000	48,250
Hydrochem Industrial Services Inc. 9.250% 02/15/13 (b)	100,000	98,500
Insurance Auto Auctions, Inc. 11.000% 04/01/13 (b)	100,000	99,867
Knowledge Learning Corp. 7.750% 02/01/15 (b)	125,000	121,250
NationsRent Cos. 9.500% 10/15/10	100,000	107,500
Norcross Safety Products 9.875% 08/15/11	100,000	106,500
NSP Holdings/Cap Corp. 11.750% 01/01/12 (b)	75,000	76,875
Sitel Corp. 9.250% 03/15/06	90,000	90,450
Synagro Technologies Inc. 9.500% 04/01/09	50,000	54,625
The Brickman Group 11.750% 12/15/09	75,000	85,125
United Rentals Inc. 6.500% 02/15/12	50,000	48,875
		1,496,661
Communications Equipment - 0.3%
Telex Communications Inc. 11.500% 10/15/08	100,000	110,000

Computers & Peripherals - 0.5%
Seagate Technology 8.000% 05/15/09	100,000	106,750
Smart Modular Technologies 8.350% 04/01/12 (b)(c)	125,000	124,375
		231,125
Construction Materials - 0.2%
US Concrete Inc. 8.375% 04/01/14	100,000	100,000

Containers & Packaging - 2.9%
AEP Industries Inc. 7.875% 03/15/13 (b)	50,000	50,463
Berry Plastics Corp. 10.750% 07/15/12	100,000	113,250
Graham Packaging Co. 8.500% 10/15/12 (b)	50,000	50,250
Graphic Packaging International Corp. 9.500% 08/15/13	125,000	133,125
Greif Inc. 8.875% 08/01/12	125,000	135,625
Jefferson Smurfit Corp. 8.250% 10/01/12	100,000	103,250
JSG Funding plc 9.625% 10/01/12	50,000	54,000
Owens-Brockway Glass 8.250% 05/15/13	150,000	159,375
Owens-Brockway Glass 6.750% 12/01/14 (b)	125,000	123,125
Owens-Illinois Inc. 8.100% 05/15/07	125,000	130,000
Pliant Corp. 13.000% 06/01/10	100,000	85,000
Russell-Stanley Holdings Inc. 9.000% 11/30/08 (b) (d)	8,924	89
Stone Container Corp. 9.750% 02/01/11	75,000	80,625
Tekni-Plex Inc. 12.750% 06/15/10	50,000	42,000
		1,260,177
Diversified Financial Services - 3.4%
Dow Jones CDX NA HY T2 6.375% 12/29/09 (b)	450,000	443,812
Global Cash Access LLC 8.750% 03/15/12	125,000	133,125
Targeted Return Index Securities (High Yield TRAINS) 8.210% 08/01/15 (b) (c)	869,930	905,213
		1,482,150
Diversified Telecommunication Services - 5.5%
Alaska Communications Systems Holdings Inc. 9.875% 08/15/11	82,000	86,920
AT&T Corp. 9.750% 11/15/31	525,000	643,125
Cincinnati Bell, Inc. 7.250% 07/15/13	100,000	100,000
Cincinnati Bell, Inc. 8.375% 01/15/14	75,000	74,250
Citizens Communications Co. 9.250% 05/15/11	50,000	55,000
Citizens Communications Co. 6.250% 01/15/13	100,000	94,500
Citizens Communications Co. 9.000% 08/15/31	100,000	104,500
MCI, Inc. 8.735% 05/01/14	200,000	220,500
Primus Telecommunications GP 8.000% 01/15/14	75,000	54,375
Qwest Capital Funding Inc. 7.250% 02/15/11	50,000	46,875
Qwest Corp. 9.125% 03/15/12 (b)	375,000	409,687
Qwest Services Corp. 13.500% 12/15/10 (b)	325,000	377,813
Valor Telecommunications 7.750% 02/15/15 (b)	100,000	100,000
		2,367,545
Electric Utilities - 2.3%
Caithness Coso Funding Corp. 9.050% 12/15/09	110,039	118,292
Nevada Power Co. 6.500% 04/15/12	50,000	51,875
Nevada Power Co. 9.000% 08/15/13	175,000	197,312
Nevada Power Co. 5.875% 01/15/15 (b)	50,000	49,000
NRG Energy Inc. 8.000% 12/15/13 (b)	59,000	62,687
PSEG Energy Holdings LLC 10.000% 10/01/09	125,000	140,938
Reliant Energy Inc. 9.500% 07/15/13	175,000	191,188
Reliant Energy Inc. 6.750% 12/15/14	50,000	46,875
Texas Genco LLC/Financing 6.875% 12/15/14 (b)	150,000	151,125
		1,009,292
Electrical Equipment - 1.1%
ALH Finance LLC/ALH Finance Corp. 8.500% 01/15/13	125,000	122,500
Coleman Cable Inc. 9.875% 10/01/12 (b)	75,000	76,875
ERICO International Corp. 8.8750% 03/01/12	125,000	132,008
Superior Essex Communications 9.000% 04/15/12	125,000	127,500
		458,883
Electronic Equipment & Instruments - 0.7%
Ingram Micro, Inc. 9.875% 08/15/08	150,000	159,750
Sensus Metering Systems 8.625% 12/15/13	125,000	128,437
		288,187
Energy Equipment & Services - 0.2%
Petroleum Helicopters 9.375% 05/01/09	100,000	106,750

Food & Staples Retailing - 1.2%
Couche Tard Financing Co. 7.500% 12/15/13	125,000	131,875
General Nutrition Center 8.500% 12/01/10	50,000	42,750
Jean Coutu Group Inc. 8.500% 08/01/14	175,000	170,844
Rite Aid Corp. 8.125% 05/01/10	175,000	178,500
		523,969
Food Products - 4.7%
American Seafoods Group 10.125% 04/15/10	125,000	135,000
ASG Consolidated LLC/Finance Inc. 11/01/11 0% to 11/01/08 then 11.500% (b)	200,000	141,000
B & G Foods Holding Corp. 8.000% 10/01/11	75,000	78,375
Birds Eye Foods, Inc. 11.875% 11/01/08	24,000	25,020
Del Monte Corp. 8.625% 12/15/12	50,000	54,375
Del Monte Corp. 6.750% 02/15/15 (b)	225,000	220,500
Dole Food Co, Inc. 8.625% 05/01/09	100,000	105,500
Dole Food Co, Inc. 7.250% 06/15/10	100,000	101,500
Dole Food Co, Inc. 8.875% 03/15/11	60,756	65,616
Eagle Family Foods Inc. 8.750% 01/15/08	75,000	62,625
Gold Kist, Inc. 10.250% 03/15/14	49,000	56,105
Michael Foods, Inc. 8.000% 11/15/13	125,000	130,625
National Beef Packaging 10.500% 08/01/11	75,000	76,875
Pierre Foods, Inc. 9.875% 07/15/12	175,000	184,188
Pilgrim's Pride Corp. 9.625% 09/15/11	50,000	54,500
Pilgrim's Pride Corp. 9.250% 11/15/13	75,000	82,875
Smithfield Foods Inc. 8.000% 10/15/09	175,000	186,375
Smithfield Foods Inc. 7.750% 05/15/13	125,000	133,125
Swift & Co. 10.125% 10/01/09	50,000	55,125
Swift & Co. 12.500% 01/01/10	50,000	56,625
United Agri Products Inc. 9.000% 12/15/11	45,000	47,025
		2,052,954
Gas Utilities - 2.3%
ANR Pipeline Co. 8.875% 03/15/10	50,000	54,321
El Paso Production Holding Co. 7.750% 06/01/13	100,000	101,750
El Paso Corp. 6.750% 05/15/09	100,000	98,000
El Paso Corp. 8.050% 10/15/30	125,000	120,000
El Paso Corp. 7.800% 08/01/31	175,000	165,375
Markwest Energy Partners LP 6.875% 11/01/14 (b)	50,000	50,250
SEMCO Energy Inc. 7.125% 05/15/08	50,000	51,143
Tennessee Gas Pipeline Co. 8.375% 06/15/32	250,000	279,071
Transcontinental Gas Pipe Line Corp. 8.875% 07/15/12	50,000	58,875
		978,785
Health Care Equipment & Supplies - 1.6%
Bio/Rad Laboratories Inc. 6.125% 12/15/14 (b)	100,000	98,500
CDRV Investors Inc. 01/01/15 0% to 01/01/10 then 9.625% (b)	300,000	182,250
Fisher Scientific International 8.000% 09/01/13	125,000	136,562
Fisher Scientific International 6.750% 08/15/14 (b)	50,000	51,000
Medical Device Manufacturing, Inc. 10.000% 07/15/12	125,000	134,375
Sybron Dental Specialties Inc. 8.125% 06/15/12	75,000	80,813
		683,500
Health Care Providers & Services - 4.7%
AmeriPath Inc. 10.500% 04/01/13	175,000	175,000
AMR Holdco Inc/Emcare Holdco 10.000% 02/15/15 (b)	50,000	52,250
Ardent Health Services Inc. 10.000% 08/15/13	125,000	148,750
Concentra Operating Corp. 9.500% 08/15/10	50,000	53,750
Concentra Operating Corp. 9.125% 06/01/12	50,000	53,250
Davita Inc. 7.250% 03/15/15 (b)	125,000	123,125
Hanger Orthopedic Group Inc. 10.375% 02/15/09	50,000	49,875
HCA Inc. 6.910% 06/15/05	125,000	126,406
HCA Inc. 8.750% 09/01/10	175,000	197,677
HCA Inc. 6.750% 07/15/13	225,000	231,589
HCA Inc. 6.375% 01/15/15	150,000	149,646
HCA Inc. 7.500% 11/06/33	125,000	127,900
Magellan Health Services Inc. 9.375% 11/15/08	50,000	54,062
National Mentor, Inc. 9.625% 12/01/12 (b)	125,000	130,937
Rural/Metro Operating Co. LLC 9.875% 03/15/15 (b)	75,000	77,438
Tenet Healthcare Corp. 9.875% 07/01/14	75,000	78,375
Tenet Healthcare Corp. 9.250% 02/01/15 (b)	75,000	75,188
Vanguard Health Holdings 9.000% 10/01/14	75,000	79,313
VWR Int'l Inc. 8.000% 04/15/14	50,000	50,875
		2,035,406
Hotels, Restaurants & Leisure - 7.6%
155 East Tropicana LLC 8.750% 04/01/12 (b)	75,000	74,438
Boyd Gaming Corp. 8.750% 04/15/12	50,000	54,375
Boyd Gaming Corp. 7.750% 12/15/12	50,000	52,625
Caesars Entertainment Inc. 7.875% 03/15/10	150,000	164,250
Caesars Entertainment Inc. 8.125% 05/15/11	100,000	111,250
Carrols Corp. 9.000% 01/15/13 (b)	75,000	77,625
Domino's, Inc. 8.250% 07/01/11	55,000	57,750
Gaylord Entertainment Co. 6.750% 11/15/14 (b)	75,000	71,437
Harrah's Operating Co. Inc. 7.875% 12/15/05	75,000	76,688
Herbst Gaming Inc. 7.000% 11/15/14 (b)	50,000	50,000
Intrawest Corp. 7.500% 10/15/13	150,000	151,125
Isle of Capri Casinos Inc. 9.000% 03/15/12	50,000	54,625
Isle of Capri Casinos Inc. 7.000% 03/01/14	100,000	99,500
Kerzner International Ltd. 8.875% 08/15/11	100,000	107,750
Landry's Restaurants Inc. 7.500% 12/15/14 (b)	150,000	146,250
Majestic Star Casino LLC 9.500% 10/15/10	75,000	78,844
Mandalay Resort Group 10.250% 08/01/07	175,000	191,187
Mandalay Resort Group 9.375% 02/15/10	50,000	55,625
MGM Mirage 9.750% 06/01/07	150,000	162,000
MGM Mirage 6.000% 10/01/09	25,000	24,781
MGM Mirage 8.500% 09/15/10	75,000	82,500
MGM Mirage 8.375% 02/01/11	100,000	108,500
MGM Mirage 5.875% 02/27/14	75,000	71,156
Mohegan Tribal Gaming Authority 6.375% 07/15/09	50,000	49,875
Mohegan Tribal Gaming Authority 8.000% 04/01/12	50,000	53,250
MTR Gaming Group Inc. 9.750% 04/01/10	100,000	109,500
Penn National Gaming Inc. 6.750% 03/01/15 (b)	150,000	148,500
Royal Caribbean Cruises 8.000% 05/15/10	75,000	82,781
Starwood Hotels & Resorts Worldwide Inc. 7.375% 05/01/07	150,000	155,625
Starwood Hotels & Resorts Worldwide Inc. 7.875% 05/01/12	75,000	82,313
Station Casinos Inc. 6.000% 04/01/12	50,000	49,875
Station Casinos Inc. 6.500% 02/01/14	100,000	99,750
Universal City Development Partners 11.750% 04/01/10	200,000	229,000
Universal City Florida 7.493% 05/01/10 (b)(c)	50,000	52,000
Universal City Florida 8.375% 05/01/10 (b)	50,000	51,250
		3,288,000
Household Durables - 2.1%
Ames True Temper Inc. 10.000% 07/15/12	150,000	128,250
Da-Lite Screen Co. Inc. 9.500% 05/15/11	75,000	81,750
Hines Nurseries Inc. 10.250% 10/01/11	75,000	81,375
Norcraft Companies LLC 9.000% 11/01/11	75,000	78,000
Norcraft Holdings/Capital 09/01/12 0% to 09/01/08 then 9.750%	225,000	160,875
Sealy Mattress Co. 8.250% 06/15/14	100,000	104,750
Simmons Co. 7.8750% 01/15/14	75,000	76,875
Simmons Co. 12/15/14 0% to 12/15/09 then 10.000% (b)	125,000	78,750
Tempur-Pedic Inc 10.250% 08/15/10	108,000	121,770
		912,395
Household Products - 0.9%
Church & Dwight Inc. 6.000% 12/15/12 (b)	75,000	73,500
Jarden Corp. 9.750% 05/01/12	125,000	133,750
Rayovac Corp. 7.375% 02/01/15 (b)	200,000	192,500
		399,750
Industrial Conglomerates - 0.6%
Tyco International Group SA 6.375% 06/15/05	125,000	125,643
Tyco International Group SA 5.800% 08/01/06	150,000	153,200
		278,843
IT Services - 0.2%
Unisys Corp. 6.875% 03/15/10	100,000	100,250

Leisure Equipment & Products - 1.2%
Jostens Holding Corp. 12/01/13 0% to 12/01/08 then 10.250%	250,000	183,750
Visant Corp. 7.625% 10/01/12 (b)	125,000	124,375
K2 Corp. 7.375% 07/01/14	100,000	104,000
True Temper Sports Inc. 8.375% 09/15/11	100,000	93,500
		505,625
Machinery - 1.5%
AGCO Corp. 9.500% 05/01/08	75,000	78,937
Amsted Industries Inc. 10.250% 10/15/11 (b)	50,000	54,750
Case New Holland Inc. 9.250% 08/01/11 (b)	175,000	187,250
Columbus McKinnon Corp. 8.500% 04/01/08	100,000	100,500
Columbus McKinnon Corp. 10.000% 08/01/10	50,000	54,625
Rexnord Corp. 10.125% 12/15/12	100,000	110,500
Valmont Inds. Inc. 6.875% 05/01/14	50,000	49,750
		636,312
Marine - 0.4%
Stena AB 9.625% 12/01/12	150,000	166,875

Media - 11.5%
AAC Group Holding Corp. 10/01/12 0% to 10/01/08 then 10.250% (b)	100,000	72,500
Advanstar Communications Inc. 12.000% 02/15/11	150,000	161,625
Advanstar Inc. 10/15/11 0% to 10/15/05 then 15.000%	100,000	92,000
Affinity Group Inc. 9.000% 02/15/12	75,000	79,125
AMC Entertainment Inc. 9.875% 02/01/12	150,000	159,000
American Achievement Corp. 8.250% 04/01/12	50,000	52,000
American Media Operations Inc. 10.250% 05/01/09	75,000	77,625
American Media Operations Inc. 8.875% 01/15/11	100,000	103,500
CableVision Systems Corp. 8.000% 04/15/12 (b)	100,000	103,250
Cadmus Communications Corp. 8.375% 06/15/14	50,000	52,500
CBD Media Holdings / Finance 9.250% 07/15/12	175,000	179,375
Charter Communications Holdings II 10.250% 09/15/10	250,000	256,250
Charter Communications Holdings LLC 9.920% 04/01/11	200,000	154,500
Cinemark Inc. 03/15/14 0% to 03/15/09 then 9.750%	275,000	196,625
Cinemark USA Inc. 9.000% 02/01/13	50,000	54,500
CSC Holdings Inc. 7.250% 07/15/08	150,000	154,500
CSC Holdings Inc. 8.125% 07/15/09	50,000	53,000
CSC Holdings Inc. 6.750% 04/15/12 (b)	50,000	49,875
Dex Media East LLC 12.125% 11/15/12	130,000	154,700
Dex Media West LLC 9.875% 08/15/13	122,000	136,640
Dex Media, Inc. 11/15/13 0% to 11/15/08 then 9.000%	275,000	210,375
DirecTV Holdings LLC 8.375% 03/15/13	125,000	135,937
EchoStar DBS Corp. 5.750% 10/01/08	200,000	198,000
EchoStar DBS Corp. 6.375% 10/01/11	50,000	49,250
EchoStar DBS Corp. 6.625% 10/01/14 (b)	50,000	48,563
Houghton Mifflin Co. 10/15/13 0% to 10/15/08 then 11.500%	175,000	122,500
Interpublic Group Cos. Inc. 6.250% 11/15/14	50,000	47,500
Kabel Deutschland GmbH 10.625% 07/01/14 (b)	200,000	222,000
Lamar Media Corp. 7.250% 01/01/13	50,000	52,250
LCE Acquisition Corp. 9.000% 08/01/14 (b)	200,000	200,000
Lodgenet Entertainment Corp. 9.500% 06/15/13	75,000	82,125
Primedia, Inc. 8.875% 05/15/11	100,000	104,750
Quebecor Media, Inc. 11.125% 07/15/11	50,000	55,500
Quebecor Media, Inc. 07/15/11 0% to 07/01/06 then 13.750%	50,000	49,250
Rainbow National Services LLC 10.375% 09/01/14 (b)	175,000	196,438
RH Donnelley Financial Corp. 10.875% 12/15/12	50,000	57,875
RH Donnelley Financial Corp. 10.875% 12/15/12 (b)	50,000	57,875
Sinclair Broadcast Group Inc. 8.750% 12/15/11	100,000	105,500
The Reader's Digest Association Inc. 6.500% 03/01/11	100,000	100,250
Vertis Inc. 10.875% 06/15/09	250,000	242,500
WDAC Subsidiary Corp. 8.375% 12/01/14 (b)	150,000	140,250
XM Satellite Radio Holdings, Inc. 12.000% 06/15/10	47,000	54,990
Yell Finance BV 10.750% 08/01/11	33,000	37,331
Yell Finance BV 08/01/01 0% to 08/01/06 then 13.500%	65,000	65,000
		4,979,099
Metals & Mining - 1.2%
California Steel Industries Inc. 6.125% 03/15/14	75,000	71,625
IMCO Recycling Inc. 10.375% 10/15/10	125,000	139,375
IMCO Recycling Escrow Inc. 9.000% 11/15/14 (b)	50,000	52,750
Ispat Inland ULC 9.750% 04/01/14	24,000	28,200
Novelis Inc. 7.250% 02/15/15 (b)	100,000	98,500
Ryerson Tull Inc. 9.125% 07/15/06	75,000	77,625
United States Steel Corp. 9.750% 05/15/10	63,000	70,087
		538,162
Multiline Retail - 0.5%
JC Penney Co. Inc. 9.000% 08/01/12	200,000	209,000

Multi-Utilities & Unregulated Power - 0.7%
Calpine Canada Energy 8.500% 05/01/08	75,000	53,625
Calpine Corp. 8.500% 02/15/11	50,000	35,500
CMS Energy Corp. 8.900% 07/15/08	50,000	53,937
FPL Energy National Wind Portfolio 6.125% 03/25/19 (b)	100,000	99,467
Northwestern Corp. 5.875% 11/01/14 (b)	50,000	49,991
		292,520
Office Electronics - 0.7%
Xerox Corp. 9.750% 01/15/09	175,000	198,188
Xerox Corp. 7.625% 06/15/13	100,000	105,000
		303,188
Oil & Gas - 2.6%
Compton Petroleum Corp. 9.900% 05/15/09	100,000	109,000
Holly Energy Partners LP 6.250% 03/01/15 (b)	150,000	144,750
Inergy LP/Inergy Fin 6.875% 12/15/14 (b)	50,000	48,250
Pacific Energy Partners LP 7.125% 06/15/14	100,000	104,000
Pogo Producing Co. 6.625% 03/15/15 (b)	125,000	125,625
Range Resources Corp. 7.375% 07/15/13	50,000	51,250
Range Resources Corp. 6.375% 03/15/15 (b)	50,000	48,250
Swift Energy Co. 9.375% 05/01/12	125,000	136,250
Williams Cos. Inc. 7.625% 07/15/19	75,000	81,563
Williams Cos. Inc. 7.875% 09/01/21	250,000	273,750
		1,122,688
Paper & Forest Products - 2.4%
Abitibi-Consolidated, Inc. 8.375% 04/01/15	150,000	146,625
Boise Cascade 5.535% 10/15/12 (b)(c)	50,000	51,250
Boise Cascade 7.125% 10/15/14 (b)	50,000	50,875
Georgia-Pacific Corp. 7.500% 05/15/06	150,000	153,750
Georgia-Pacific Corp. 8.125% 05/15/11	125,000	138,437
Georgia-Pacific Corp. 9.375% 02/01/13	225,000	252,562
Mercer International, Inc. 9.250% 02/15/13	150,000	142,500
Tembec Industries Inc. 8.500% 02/01/11	125,000	119,063
		1,055,062
Personal Products - 0.9%
Chattem Inc. 7.000% 03/01/14	75,000	75,750
Leiner Health Products Inc. 11.000% 06/01/12	100,000	108,000
Playtex Products Inc. 9.375% 06/01/11	150,000	156,750
WH Holdings / WH Capital 9.500% 04/01/11	45,000	48,825
		389,325
Real Estate - 1.2%
American Real Estate Partners 7.125% 02/15/13 (b)	125,000	123,125
CB Richard Ellis Services Inc 9.750% 05/15/10	49,000	55,615
Host Marriott LP 6.375% 03/15/15 (b)	50,000	48,000
Host Marriott LP 7.125% 11/01/13	150,000	149,625
Host Marriott Corp. 7.875% 08/01/08	38,000	38,950
Ventas Realty LP/Capital Corp. 6.625% 10/15/14	100,000	99,750
		515,065
Road & Rail - 0.1%
Allied Holdings Inc. 8.625% 10/01/07	50,000	37,750

Semiconductor & Semiconductor Equipment - 0.5%
AMI Semiconductor Inc. 10.750% 02/01/13	57,000	68,542
Freescale Semiconductor Inc. 7.125% 07/15/14	75,000	78,750
Magnachip Semiconductor 8.000% 12/15/14 (b)	50,000	51,375
		198,667
Software - 0.8%
Activant Solutions Inc. 9.090% 04/01/10 (b)(c)	50,000	51,250
Activant Solutions Inc. 10.500% 06/15/11	125,000	133,750
UGS Corp. 10.000% 06/01/12 (b)	150,000	166,500
		351,500
Specialty Retail - 1.2%
Affinity Group Inc. 10.875% 02/15/12 (b)	100,000	97,500
FTD Inc. 7.750% 02/15/14	125,000	128,750
Lazy Days RV Center 11.750% 05/15/12	75,000	81,187
Michaels Stores Inc. 9.250% 07/01/09	75,000	79,594
NBC Acquisition Corp. 03/15/13 0% to 03/15/08 then 11.000%	50,000	36,000
Nebraska Book Co. 8.625% 03/15/12	50,000	48,625
United Auto Group Inc. 9.625% 03/15/12	50,000	53,000
		524,656
Textiles, Apparel & Luxury Goods - 0.5%
Phillips-Van Heusen Corp. 8.125% 05/01/13	50,000	52,625
Warnaco Group Inc. 8.875% 06/15/13	100,000	107,750
William Carter Co. Ser. B 10.875% 08/15/11	65,000	72,150
		232,525
Tobacco - 1.0%
Commonwealth Brands Inc. 10.625% 09/01/08 (b)	150,000	161,250
Dimon Inc. 9.625% 10/15/11	75,000	85,031
Dimon Inc. 7.750% 06/01/13	50,000	56,250
Standard Commercial Corp. 8.000% 04/15/12	100,000	115,500
		418,031
Trading Companies & Distributors - 0.9%
Builders FirstSource Inc. 7.024% 02/15/12 (b)(c)	125,000	123,750
InterLine Brands Inc. 11.500% 05/15/11	82,000	93,890
Mueller Group Inc. 10.000% 05/01/12	75,000	81,375
UAP Holding Corp. 07/15/12 0% to 01/15/08 then 10.750%	125,000	100,000
		399,015
Wireless Telecommunication Services - 3.1%
Inmarsat Fin II PLC 11/15/12 0% to 11/15/08 then 10.375%	50,000	35,500
Inmarsat Finance PLC 7.625% 06/30/12	50,000	50,000
Intelsat Ltd. 7.805% 01/15/12 (b)(c)	100,000	102,000
Intelsat Ltd. 8.625% 01/15/15 (b)	75,000	76,875
Newskies Satellites NV 9.125% 11/01/12 (b)	50,000	51,250
Nextel Communications 7.375% 08/01/15	275,000	291,844
PanAmSat Corp. 9.000% 08/15/14	125,000	132,500
PanAmSat Holding Corp. 11/01/14 0% to 11/01/09 then 10.375% (b)	300,000	196,500
Rogers Wireless Inc. 6.135% 12/15/10 (c)	75,000	78,000
Rogers Wireless Inc. 8.000% 12/15/12	100,000	103,250
Rogers Wireless Inc. 6.375% 03/01/14	75,000	73,125
Rogers Wireless Inc. 7.500% 03/15/15	50,000	51,875
US Unwired Inc. 10.000% 06/15/12	100,000	111,250
		1,353,969

Total Corporate Bonds (Cost $38,990,550)		$39,961,725

	Face	Fair
Convertible Bonds - 0.1%	Amount	Value
Hotels, Restaurants & Leisure - 0.1%
Magna Entertainment Corp. 7.250% 12/15/09	$ 50,000	$50,187

Total Convertible Bonds (Cost $51,045)		$50,187

		Fair
Preferred Stocks - 0.4%	Shares	Value
Food & Staples Retailing - 0.2%
General Nutrition Centers (a)	75	$60,187

Media - 0.2%
Primedia Inc. Series H	650	62,725
Primedia Inc. Series F	400	40,200
		102,925

Total Preferred Stocks (Cost $171,987)		$163,112

		Fair
Common Stocks - 0.1%	Shares	Value
Chemicals - 0.0%
General Chemical Ind. Products (a) (d)	17	$2,605

Diversified Telecommunication Services - 0.0%
Viatel Holding Ltd. (a)	796	537

Food Products - 0.1%
B & G Foods Holdings Inc.	2,685	40,007

Media - 0.0%
NTL Inc. (a)	203	12,925

Total Common Stocks (Cost $265,270)		$56,074

		Fair
Warrants - 0.1%	Shares	Value
Building Products - 0.1%
ACP Holdings Co. (a) (b) (Strike price $.01, Expiration 9/30/13)	9,945	$20,139

Containers & Packaging - 0.0%
MDP Acquisitions PLC (a) (b) (Strike price .001EUR, Expiration 10/01/13)	50	1
Pliant Corp. (a) (b) (Strike price $.01, Expiration 9/30/13)	75	1
		2
Media - 0.0%
XM Satellite Radio Holdings, Inc. (a) (b) (Strike price $.01, Expiration 6/01/10)	50	3,550

Total Warrants (Cost $0)		$23,691

	Face	Fair
Repurchase Agreements - 5.5%	Amount	Value
Commercial Banks - 5.5%
US Bank 1.900% 04/01/05	$ 2,404,000	$2,404,000
Repurchase price $2,404,127
Collateralized by: Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $2,452,176

Total Repurchase Agreements (Cost $2,404,000)		$2,404,000

Total Investments - 98.5% (Cost $41,882,852) (e)		$42,658,789
Other Assets in Excess of Liabilities - 1.5%		656,703
Total Net Assets - 100.0%		$43,315,492

(a) Represents a non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $10,868,561 or 25.1% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Security is a variable rate instrument in which the coupon rate is adjusted quarterly or semi-annually in concert with U.S.
LIBOR. Interest rates stated are those in effect at period end.
(d) Represents a security deemed to be illiquid.
(e) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund, Inc.
Capital Growth Portfolio
March 31, 2005 (Unaudited)

		Fair
Common Stocks - 98.2%	Shares	Value
Auto Components - 0.5%
Gentex Corp.	4,225	$134,777

Biotechnology - 3.6%
deCODE genetics, Inc. (a)	30,425	173,422
Dendreon Corp. (a)	9,350	50,958
Martek Biosciences Corp. (a)	13,600	791,384
		1,015,764
Commercial Services & Supplies - 6.0%
Corrections Corp. of America (a)	11,625	448,725
Duratek, Inc. (a)	20,045	399,898
Waste Connections, Inc. (a)	24,862	863,954
		1,712,577
Communications Equipment - 1.9%
C-COR, Inc. (a)	30,850	187,568
Tekelec (a)	22,450	357,853
		545,421
Computers & Peripherals - 1.7%
Applied Films Corp. (a)	2,375	54,910
UNOVA, Inc. (a)	20,400	421,260
		476,170
Consumer Finance - 1.5%
Cash America International, Inc.	12,350	270,835
Primus Guaranty Ltd. (a)	12,450	162,224
		433,059
Electrical Equipment - 1.6%
General Cable Corp. (a)	37,350	450,814

Electronic Equipment & Instruments - 3.0%
Anixter International, Inc.	2,375	85,856
Littelfuse, Inc. (a)	4,630	132,650
OYO Geospace Corp. (a)	8,880	175,824
RadiSys (a)	32,700	463,032
		857,362
Energy Equipment & Services - 9.9%
Maverick Tube Corp. (a)	10,635	345,744
Patterson-UTI Energy, Inc.	44,100	1,103,382
TETRA Technologies, Inc. (a)	10,000	284,400
Unit Corp. (a)	23,600	1,066,012
		2,799,538
Food Products - 2.2%
Delta & Pine Land Co.	23,000	621,000

Health Care Equipment & Supplies - 12.4%
American Medical Systems Holdings, Inc. (a)	33,100	568,658
Arrow International, Inc.	8,100	278,235
Cooper Cos. Inc.	8,975	654,277
DJ Orthopedics, Inc. (a)	11,775	294,964
Inamed Corp. (a)	14,950	1,044,706
Respironics, Inc. (a)	11,850	690,500
		3,531,340
Health Care Providers & Services - 6.0%
American Healthways, Inc. (a)	13,675	451,548
Centene Corp. (a)	8,775	263,162
Eclipsys Corp. (a)	29,775	460,917
Horizon Health Corp. (a)	12,325	523,813
		1,699,440
Hotels, Restaurants & Leisure - 4.6%
Alliance Gaming Corp. (a)	61,000	584,990
Nevada Gold & Casinos, Inc. (a)	11,000	140,800
Shuffle Master, Inc. (a)	19,862	575,204
		1,300,994
Household Durables - 4.7%
Tempur-Pedic International, Inc. (a)	29,775	555,602
Universal Electronics, Inc. (a)	46,925	792,094
		1,347,696
Insurance - 2.5%
Direct General Corp.	7,900	162,266
Philadelphia Consolidated Holding Co. (a)	6,975	540,772
		703,038
Internet Software & Services - 1.6%
eCollege.com, Inc. (a)	14,425	186,659
Internet Capital Group, Inc. (a)	37,100	260,442
		447,101
IT Services - 2.1%
Global Payments, Inc.	9,275	598,145

Leisure Equipment & Products - 1.5%
SCP Pool Corp.	13,625	434,093

Machinery - 1.5%
Actuant Corp. (a)	9,225	414,387

Media - 3.0%
Lions Gate Entertainment Corp. (a)	76,150	841,457

Metals & Mining - 3.6%
Aleris International, Inc. (a)	41,400	1,032,930

Oil & Gas - 1.6%
OMI Corp.	24,225	463,909

Pharmaceuticals - 1.0%
Medicis Pharmaceutical Corp.	9,450	283,311

Semiconductor & Semiconductor Equipment - 2.0%
Integrated Device Technology, Inc. (a)	48,100	578,643

Software - 9.2%
Altiris, Inc. (a)	17,100	407,835
Ansys, Inc. (a)	11,800	403,678
Datastream Systems, Inc. (a)	88,306	619,908
FactSet Research Systems, Inc.	21,412	706,810
Netsmart Technologies, Inc. (a)	25,700	238,239
Radware Ltd. (a)	10,100	237,047
		2,613,517
Specialty Retail - 6.5%
Build-A-Bear Workshop (a)	20,625	632,156
Cabela's, Inc. (a)	19,050	393,001
Genesco, Inc. (a)	28,675	814,944
		1,840,101
Textiles, Apparel & Luxury Goods - 0.1%
Orange 21, Inc. (a)	4,150	26,975

Thrifts & Mortgage Finance - 1.0%
Bank Mutual Corp.	11,933	141,048
BankAtlantic Bancorp, Inc.	7,525	130,935
		271,983
Wireless Telecommunication Services - 1.4%
EMS Technologies, Inc. (a)	29,000	394,400

Total Common Stocks (Cost $22,843,988)		$27,869,942

	Face	Fair
Repurchase Agreements - 2.9%	Amount	Value
Commercial Banks - 2.9%
US Bank 1.900% 04/01/05	$ 807,000	$807,000
Repurchase price $807,043
Collateralized by: Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $823,172

Total Repurchase Agreements (Cost $807,000)		$807,000

Total Investments - 101.1% (Cost $23,650,988) (b)		$28,676,942
Liabilities in Excess of Other Assets - (1.1)%		(303,246)
Total Net Assets - 100.0%		$28,373,696

(a) Represents a non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund, Inc.
Nasdaq - 100 Index Portfolio
March 31, 2005 (Unaudited)

		Fair
Common Stocks - 81.9%	Shares	Value
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,175	$60,548
Expeditors International of Washington, Inc.	1,475	78,986
		139,534
Biotechnology - 6.7%
Amgen, Inc. (a)	8,222	478,603
Biogen Idec, Inc. (a)	5,075	175,138
Chiron Corp. (a)	3,650	127,969
Genzyme Corp. (a)	4,375	250,425
Gilead Sciences, Inc. (a)	5,975	213,905
Invitrogen Corp. (a)	690	47,748
Medimmune, Inc. (a)	3,720	88,573
Millennium Pharmaceuticals, Inc. (a)	4,715	39,700
		1,422,061
Chemicals - 0.3%
Sigma-Aldrich Corp.	925	56,656

Commercial Services & Supplies - 1.7%
Apollo Group, Inc. (a)	2,600	192,556
Career Education Corp. (a)	1,450	49,677
Cintas Corp.	2,875	118,766
		360,999
Communications Equipment - 10.3%
Cisco Systems, Inc. (a)	32,325	578,294
Comverse Technology, Inc. (a)	2,880	72,633
Garmin Ltd.	1,400	64,848
JDS Uniphase Corp. (a)	23,010	38,427
Juniper Networks, Inc. (a)	5,000	110,300
QUALCOMM, Inc.	27,795	1,018,687
Research In Motion Ltd. (a)	2,650	202,513
Telefonaktiebolaget LM Ericsson ADR (a)	2,300	64,860
Tellabs, Inc. (a)	3,700	27,010
		2,177,572
Computers & Peripherals - 7.0%
Apple Computer, Inc. (a)	15,945	664,428
Dell, Inc. (a)	12,675	486,973
Network Appliance, Inc. (a)	5,360	148,258
QLogic Corp. (a)	1,320	53,460
SanDisk Corp. (a)	2,100	58,380
Sun Microsystems, Inc. (a)	20,570	83,103
		1,494,602
Containers & Packaging - 0.3%
Smurfit-Stone Container Corp. (a)	3,475	53,758

Diversified Telecommunication Services - 1.1%
Level 3 Communications, Inc. (a)	9,475	19,519
MCI, Inc.	4,900	122,108
NTL, Inc. (a)	1,350	85,955
		227,582
Electrical Equipment - 0.3%
American Power Conversion Corp.	2,700	70,497

Electronic Equipment & Instruments - 1.2%
CDW Corp.	1,205	68,299
Flextronics International Ltd. (a)	8,600	103,544
Molex, Inc.	1,380	36,377
Sanmina-SCI Corp. (a)	7,820	40,821
		249,041
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	3,485	153,967
Whole Foods Market, Inc.	875	89,364
		243,331
Health Care Equipment & Supplies - 1.1%
Biomet, Inc.	4,775	173,332
DENTSPLY International, Inc.	1,075	58,491
		231,823
Health Care Providers & Services - 1.1%
Express Scripts, Inc. (a)	925	80,651
Lincare Holdings, Inc. (a)	1,350	59,710
Patterson Cos., Inc. (a)	1,855	92,657
		233,018
Hotels Restaurants & Leisure - 2.4%
Starbucks Corp. (a)	7,775	401,657
Wynn Resorts Ltd. (a)	1,500	101,610
		503,267
Internet & Catalog Retail - 4.1%
Amazon.Com, Inc. (a)	3,800	130,226
eBay, Inc. (a)	14,035	522,944
IAC/InterActiveCorp (a)	10,030	223,368
		876,538
Internet Software & Services - 1.9%
VeriSign, Inc. (a)	3,355	96,289
Yahoo!, Inc. (a)	9,310	315,609
		411,898
IT Services - 2.0%
BEA Systems, Inc. (a)	5,225	41,643
Cognizant Technology Solutions Corp. (a)	1,825	84,315
Fiserv, Inc. (a)	3,387	134,803
Paychex, Inc.	5,020	164,756
		425,517
Machinery - 0.9%
PACCAR, Inc.	2,737	198,131

Media - 4.6%
Comcast Corp. (a)	13,340	450,625
EchoStar Communications Corp.	3,110	90,967
Lamar Advertising Co. (a)	1,200	48,348
Liberty Media International, Inc. (a)	2,425	106,070
Pixar (a)	820	79,991
Sirius Satellite Radio, Inc. (a)	19,150	107,623
XM Satellite Radio Holdings, Inc. - Class A (a)	3,050	96,075
		979,699
Multiline Retail - 1.6%
Dollar Tree Stores, Inc. (a)	1,525	43,813
Sears Holdings Corp. (a)	2,250	299,633
		343,446
Pharmaceuticals - 0.9%
Teva Pharmaceutical Industries, Ltd. ADR	6,385	197,935

Semiconductor & Semiconductor Equipment - 11.3%
Altera Corp. (a)	7,325	144,889
Applied Materials, Inc. (a)	12,075	196,219
ATI Technologies, Inc. (a)	3,475	59,978
Broadcom Corp. (a)	3,500	104,720
Intel Corp.	30,520	708,980
Intersil Corp.	2,125	36,805
KLA-Tencor Corp. (a)	3,325	152,983
Lam Research Corp. (a)	2,025	58,442
Linear Technology Corp.	5,755	220,474
Marvell Technology Group Ltd. (a)	3,650	139,941
Maxim Integrated Products, Inc.	6,415	262,181
Microchip Technology, Inc.	2,400	62,424
Novellus Systems, Inc. (a)	2,000	53,460
Xilinx, Inc.	6,480	189,410
		2,390,906
Software - 14.2%
Adobe Systems, Inc.	3,340	224,348
Autodesk, Inc.	3,350	99,696
Check Point Software Technologies Ltd. (a)	3,570	77,612
Citrix Systems, Inc. (a)	2,825	67,291
Electronic Arts, Inc. (a)	4,355	225,502
Intuit, Inc. (a)	3,265	142,909
Mercury Interactive Corp. (a)	1,250	59,225
Microsoft Corp.	52,425	1,267,112
Oracle Corp. (a)	30,485	380,453
Siebel Systems, Inc. (a)	8,350	76,235
Symantec Corp. (a)	10,390	221,619
Synopsys, Inc. (a)	1,880	34,028
VERITAS Software Corp. (a)	6,060	140,713
		3,016,743
Specialty Retail - 2.2%
Bed Bath & Beyond, Inc. (a)	5,700	208,278
PETsMart, Inc.	2,025	58,219
Ross Stores, Inc.	2,030	59,154
Staples, Inc.	4,650	146,149
		471,800
Trading Companies & Distributors - 0.3%
Fastenal Co.	1,025	56,693

Wireless Telecommunication Services - 2.6%
Nextel Communications, Inc. (a)	19,580	556,464

Total Common Stocks (Cost $18,682,484)		$17,389,511

		Fair
Exchange Traded Funds - 17.5%	Shares	Value
Nasdaq-100 Index Tracking Stock	101,865	$3,723,166

Total Exchange Traded Funds (Cost $3,834,117)		$3,723,166

	Face	Fair
Short-Term Notes - 1.3%	Amount	Value
Consumer Finance - 1.3%
American Express Co.
2.760% 04/01/05	$ 276,000	$276,000

Total Short-Term Notes (Cost $276,000)		$276,000

Total Investments - 100.7% (Cost $22,792,601) (b)		$21,388,677
Liabilities in Excess of Other Assets - (0.7)%		(140,681)
Total Net Assets - 100.0%		$21,247,996

ADR American Depository Receipt
(a) Represents a non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund, Inc.
Bristol Portfolio
March 31, 2005 (Unaudited)

		Fair
Common Stocks - 97.7%	Shares	Value
Aerospace & Defense - 8.0%
General Dynamics Corp.	2,800	$299,740
Honeywell International, Inc.	7,700	286,517
L-3 Communications Holdings, Inc.	3,900	276,978
United Technologies Corp.	2,900	294,814
		1,158,049
Air Freight & Logistics - 1.9%
FedEx Corp.	3,000	281,850

Beverages - 2.0%
PepsiCo, Inc.	5,400	286,362

Biotechnology - 4.3%
Affymetrix, Inc. (a)	1,900	81,396
Amgen, Inc. (a)	5,100	296,871
Celgene Corp. (a)	7,400	251,970
		630,237
Capital Markets - 6.1%
Franklin Resources, Inc.	4,200	288,330
Morgan Stanley	5,100	291,975
The Goldman Sachs Group, Inc.	2,700	296,973
		877,278
Chemicals - 2.1%
Monsanto Co.	4,800	309,600

Commercial Banks - 3.0%
Bank of America Corp.	8,100	357,210
US Bancorp	2,700	77,814
		435,024
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	15,800	282,662
QUALCOMM, Inc.	2,400	87,960
		370,622
Computers & Peripherals - 2.0%
International Business Machines Corp.	3,200	292,416

Consumer Finance - 1.5%
MBNA Corp.	8,700	213,585

Containers & Packaging - 1.3%
Temple-Inland, Inc.	2,600	188,630

Diversified Financial Services - 4.2%
Citigroup, Inc.	7,000	314,580
JPMorgan Chase & Co.	8,400	290,640
		605,220
Diversified Telecommunication Services - 2.0%
Sprint Corp.	12,800	291,200

Energy Equipment & Services - 1.1%
Transocean, Inc. (a)	3,200	164,672

Food Products - 1.4%
General Mills, Inc.	4,200	206,430

Health Care Equipment & Supplies - 2.4%
PerkinElmer, Inc.	2,500	51,575
Thermo Electron Corp. (a)	11,600	293,364
		344,939
Health Care Providers & Services - 8.9%
Caremark Rx, Inc. (a)	2,300	91,494
Community Health Systems, Inc. (a)	6,500	226,915
Health Net, Inc. (a)	7,700	251,867
LifePoint Hospitals, Inc. (a)	1,700	74,528
Triad Hospitals, Inc. (a)	1,200	60,120
UnitedHealth Group, Inc.	2,900	276,602
Wellpoint, Inc. (a)	2,400	300,840
		1,282,366
Household Durables - 1.7%
Sony Corp. ADR	6,000	240,120

Household Products - 2.3%
Procter & Gamble Co.	6,200	328,600

Industrial Conglomerates - 6.5%
3M Co.	3,000	257,070
General Electric Co.	11,500	414,690
Tyco International Ltd.	8,100	273,780
		945,540
Insurance - 3.0%
American International Group, Inc.	4,800	265,968
Hartford Financial Services Group, Inc.	2,400	164,544
		430,512
Media - 1.9%
The Walt Disney Co.	9,700	278,681

Multiline Retail - 1.9%
Nordstrom, Inc.	5,000	276,900

Oil & Gas - 7.1%
Apache Corp.	4,200	257,166
Exxon Mobil Corp.	4,800	286,080
Occidental Petroleum Corp.	3,300	234,861
Suncor Energy, Inc.	6,400	257,344
		1,035,451
Pharmaceuticals - 3.9%
IVAX Corp. (a)	14,300	282,711
Pfizer, Inc.	10,700	281,089
		563,800
Semiconductor & Semiconductor Equipment - 5.6%
Altera Corp. (a)	14,300	282,854
Maxim Integrated Products, Inc.	6,800	277,916
Xilinx, Inc.	8,700	254,301
		815,071
Software - 3.5%
Electronic Arts, Inc. (a)	4,100	212,298
Oracle Corp. (a)	23,200	289,536
		501,834
Specialty Retail - 2.0%
The Home Depot	7,600	290,624

Textiles, Apparel & Luxury Goods - 1.5%
Reebok International Ltd.	4,900	217,070

Tobacco - 2.0%
Altria Group, Inc.	4,400	287,716

Total Common Stocks (Cost $13,939,981)		$14,150,399

	Face	Fair
Repurchase Agreements - 3.2%	Amount	Value
Commercial Banks - 3.2%
US Bank 1.900% 04/01/05	$ 463,000	$463,000
Repurchase price $463,024
Collateralized by: Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $472,279

Total Repurchase Agreements (Cost $463,000)		$463,000

Total Investments - 100.9% (Cost $14,402,981) (b)		$14,613,399
Liabilities in Excess of Other Assets - (0.9)%		(124,892)
Total Net Assets - 100.0%		$14,488,507

ADR American Depository Receipt
(a) Represents a non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund, Inc.
Bryton Growth Portfolio
March 31, 2005 (Unaudited)

		Fair
Common Stocks - 95.9%	Shares	Value
Aerospace & Defense - 4.4%
DRS Technologies, Inc. (a)	3,000	$127,500
Engineered Support Systems, Inc.	2,300	123,096
Hexcel Corp. (a)	7,700	119,427
		370,023
Biotechnology - 8.7%
Cubist Pharmaceuticals, Inc. (a)	9,800	104,076
Enzon Pharmaceuticals, Inc. (a)	9,100	92,729
Exelixis, Inc. (a)	17,000	115,260
NeoPharm, Inc. (a)	10,000	77,700
Protein Design Labs, Inc. (a)	8,450	135,115
Serologicals Corp. (a)	5,084	124,253
Vion Pharmaceuticals, Inc. (a)	30,000	85,500
		734,633
Commercial Banks - 1.2%
Southwest Bancorp. of Texas Inc.	5,700	104,595

Commercial Services & Supplies - 1.4%
Navigant Consulting, Inc. (a)	4,500	122,535

Communications Equipment - 1.4%
Comtech Telecommunications Corp. (a)	2,226	115,975

Computers & Peripherals - 1.6%
Brocade Communications Systems, Inc. (a)	22,500	133,200

Electronic Equipment & Instruments - 2.9%
Aeroflex, Inc. (a)	12,220	114,013
TTM Technologies, Inc. (a)	12,500	130,750
		244,763
Food Products - 1.4%
Corn Products International, Inc.	4,500	116,955

Health Care Equipment & Supplies - 11.0%
Advanced Neuromodulation Systems, Inc. (a)	4,300	115,283
ArthroCare Corp. (a)	4,900	139,650
Inamed Corp. (a)	1,780	124,386
Integra LifeSciences Holdings Corp. (a)	3,400	119,748
Kinetic Concepts, Inc. (a)	1,370	81,721
PerkinElmer, Inc.	5,800	119,654
Sybron Dental Specialties, Inc. (a)	3,000	107,700
Syneron Medical Ltd. (a)	3,700	117,882
		926,024
Health Care Providers & Services - 8.6%
Accredo Health, Inc. (a)	3,800	168,758
Covance, Inc. (a)	3,000	142,830
LCA-Vision, Inc.	4,375	145,687
LifePoint Hospitals, Inc. (a)	3,200	140,288
Sierra Health Services (a)	2,000	127,680
		725,243
Hotels, Restaurants & Leisure - 1.4%
IHOP Corp.	2,500	119,200

Household Durables - 1.2%
WCI Communities, Inc. (a)	3,500	105,280

Insurance - 1.6%
Endurance Specialty Holdings Ltd.	3,600	136,224

Internet Software & Services - 4.2%
Akamai Technologies, Inc. (a)	9,600	122,208
InfoSpace, Inc. (a)	2,870	117,182
ValueClick, Inc. (a)	10,580	112,254
		351,644
IT Services - 2.9%
CheckFree Corp. (a)	3,000	122,280
eFunds Corp. (a)	5,700	127,224
		249,504
Machinery - 5.5%
Actuant Corp. (a)	2,200	98,824
Manitowoc Co.	3,200	129,248
Terex Corp. (a)	2,500	108,250
Watts Water Technologies, Inc.	3,860	125,875
		462,197
Oil & Gas - 7.3%
Berry Petroleum Co. - Class A	2,400	123,480
Comstock Resources, Inc. (a)	5,090	146,287
Forest Oil Corp. (a)	3,000	121,500
Opti Canada, Inc. (a)(b)	3,800	82,267
Plains Exploration & Production Co. (a)	4,000	139,600
		613,134
Personal Products - 1.4%
Elizabeth Arden, Inc. (a)	5,000	118,700

Semiconductor & Semiconductor Equipment - 7.9%
Actel Corp. (a)	7,500	115,350
ASM International N V (a)	6,600	108,636
MEMC Electronic Materials, Inc. (a)	9,000	121,050
PMC - Sierra, Inc. (a)	10,700	94,160
Sigmatel, Inc. (a)	3,000	112,290
Silicon Image, Inc. (a)	11,400	114,684
		666,170
Software - 6.8%
Business Objects SA ADR (a)	4,500	121,005
Hyperion Solutions Corp. (a)	2,400	105,864
Macromedia, Inc. (a)	4,100	137,350
Quest Software, Inc. (a)	9,000	124,560
TIBCO Software, Inc. (a)	11,000	81,950
		570,729
Specialty Retail - 7.5%
AC Moore Arts & Crafts, Inc. (a)	4,830	128,768
Claire's Stores, Inc.	5,448	125,522
Dick's Sporting Goods, Inc. (a)	3,474	127,600
Linens 'N Things, Inc. (a)	5,170	128,371
PETCO Animal Supplies, Inc. (a)	3,435	126,442
		636,703
Textiles, Apparel & Luxury Goods - 4.3%
Fossil, Inc. (a)	4,800	124,440
Quiksilver, Inc. (a)	4,100	119,023
The Warnaco Group Inc. (a)	4,900	117,796
		361,259
Thrifts & Mortgage Finance - 1.3%
Flagstar Bancorp, Inc.	5,510	107,720

Total Common Stocks (Cost $7,545,689)		$8,092,410

	Face	Fair
Repurchase Agreements - 3.5%	Amount	Value
Commercial Banks - 3.5%
US Bank 1.900% 04/01/05	$ 295,000	$295,000
Repurchase price $295,016
Collateralized by: Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $300,912

Total Repurchase Agreements (Cost $295,000)		$295,000

Total Investments - 99.4% (Cost $7,840,689) (c)		$8,387,410
Other Assets in Excess of Liabilities - 0.6%		46,791
Total Net Assets - 100.0%		$8,434,201

ADR American Depository Receipt
(a) Represents a non-income producing security.
(b) Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent 1.0% of the
Portfolio's net assets.
(c) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund, Inc.
U.S. Equity Portfolio
March 31, 2005 (Unaudited)

		Fair
Common Stocks - 95.3%	Shares	Value
Aerospace & Defense - 2.0%
EDO Corp.	1,070	$32,154
L-3 Communications Holdings, Inc.	790	56,106
Lockheed Martin Corp.	270	16,486
Northrop Grumman Corp.	230	12,415
		117,161
Airlines - 0.9%
SkyWest, Inc.	2,790	51,866

Automobiles - 0.7%
Harley-Davidson, Inc.	680	39,277

Building Products - 2.6%
Masco Corp.	1,140	39,524
Simpson Manufacturing Co., Inc.	1,700	52,530
Universal Forest Products, Inc.	1,440	55,944
		147,998
Capital Markets - 5.0%
American Capital Strategies Ltd.	1,190	37,378
Eaton Vance Corp.	900	21,096
Investment Technology Group, Inc. (a)	1,740	30,450
Investors Financial Services Corp.	570	27,879
Legg Mason, Inc.	450	35,163
Lehman Brothers Holdings, Inc.	410	38,605
SEI Investments Co.	520	18,803
The Bear Stearns Companies Inc.	200	19,980
The Goldman Sachs Group, Inc.	280	30,797
Waddell & Reed Financial, Inc.	1,500	29,610
		289,761
Chemicals - 2.8%
Eastman Chemical Co.	470	27,730
Methanex Corp.	2,170	42,163
PPG Industries, Inc.	360	25,747
RPM International, Inc.	1,580	28,883
Wellman, Inc.	2,400	34,704
		159,227
Commercial Banks - 0.5%
Bank of America Corp.	590	26,019

Commercial Services & Supplies - 2.5%
John H Harland Co.	920	31,611
Labor Ready, Inc. (a)	3,500	65,275
Portfolio Recovery Associates, Inc. (a)	1,450	49,344
		146,230
Communications Equipment - 0.5%
Nokia Corp. ADR	1,760	27,157

Computers & Peripherals - 5.2%
Dell, Inc. (a)	600	23,052
Diebold, Inc.	700	38,395
EMC Corp. (a)	4,910	60,491
Logitech International SA ADR (a)	700	42,616
Overland Storage, Inc. (a)	3,440	50,499
SanDisk Corp. (a)	2,000	55,600
Stratasys, Inc. (a)	1,000	28,330
		298,983
Construction & Engineering - 0.7%
Granite Construction, Inc.	1,500	39,405

Construction Materials - 2.2%
Cemex S.A. de C.V. ADR	1,000	36,250
Eagle Materials, Inc.	670	54,230
Florida Rock Industries, Inc.	420	24,704
Texas Industries, Inc.	230	12,363
		127,547
Consumer Finance - 2.4%
First Cash Financial Services, Inc. (a)	1,560	33,025
Providian Financial Corp. (a)	2,460	42,214
World Acceptance Corp. (a)	2,510	64,055
		139,294
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	1,420	35,699

Diversified Financial Services - 1.3%
Citigroup, Inc.	940	42,244
ING Groep NV ADR	1,110	33,555
		75,799
Diversified Telecommunication Services - 0.9%
Sprint Corp.	880	20,020
Telefonos de Mexico SA de CV ADR	900	31,077
		51,097
Electric Utilities - 1.8%
Allegheny Energy, Inc. (a)	880	18,181
FPL Group, Inc.	640	25,696
PNM Resources, Inc.	660	17,609
TECO Energy, Inc.	2,700	42,336
		103,822
Electronic Equipment & Instruments - 2.0%
Benchmark Electronics, Inc. (a)	1,010	32,148
Global Imaging Systems, Inc. (a)	1,500	53,190
Itron, Inc. (a)	410	12,152
Paxar Corp. (a)	910	19,420
		116,910
Food & Staples Retailing - 0.5%
Nash Finch Co.	830	31,532

Health Care Equipment & Supplies - 2.7%
CONMED Corp. (a)	1,230	37,048
Cooper Cos. Inc.	460	33,534
SurModics, Inc. (a)	1,400	44,674
West Pharmaceutical Services, Inc.	1,800	43,020
		158,276
Health Care Providers & Services - 11.3%
Aetna, Inc.	880	65,956
Caremark Rx, Inc. (a)	1,480	58,874
Centene Corp. (a)	1,440	43,186
CIGNA Corp.	630	56,259
Community Health Systems, Inc. (a)	1,700	59,347
Henry Schein, Inc. (a)	1,400	50,176
Laboratory Corp Of America Holdings (a)	910	43,862
Medco Health Solutions, Inc. (a)	1,200	59,484
Quest Diagnostics Inc.	570	59,924
Renal Care Group, Inc. (a)	1,370	51,978
UnitedHealth Group, Inc.	640	61,043
WellChoice, Inc. (a)	760	40,516
		650,605
Hotels, Restaurants & Leisure - 1.8%
CEC Entertainment, Inc. (a)	660	24,156
McDonald's Corp.	1,010	31,451
Royal Caribbean Cruises Ltd.	210	9,385
Sonic Corp. (a)	1,090	36,406
		101,398
Household Durables - 0.8%
D.R. Horton, Inc.	1,560	45,614

Insurance - 4.8%
AmerUs Group Co.	460	21,735
Hartford Financial Services Group, Inc.	710	48,678
HCC Insurance Holdings, Inc.	1,380	49,901
LandAmerica Financial Group, Inc.	450	22,513
Prudential Financial, Inc.	790	45,346
RLI Corp.	800	33,160
Selective Insurance Group	820	37,909
The Allstate Corp.	370	20,002
		279,244
Internet Software & Services - 1.8%
Digital Insight Corp. (a)	2,770	45,428
j2 Global Communications, Inc. (a)	1,680	57,641
		103,069
IT Services - 0.7%
Anteon International Corp. (a)	1,000	38,930

Leisure Equipment & Products - 0.8%
Brunswick Corp.	530	24,830
Eastman Kodak Co.	740	24,087
		48,917
Machinery - 2.8%
Flowserve Corp. (a)	2,240	57,949
Manitowoc Co.	1,440	58,161
Watts Water Technologies, Inc.	1,310	42,719
		158,829
Media - 1.2%
News Corp.	1,693	28,649
The Walt Disney Co.	1,330	38,211
		66,860
Metals & Mining - 0.8%
Steel Dynamics, Inc.	410	14,125
Steel Technologies, Inc.	1,260	30,227
		44,352
Multiline Retail - 0.8%
Dollar Tree Stores, Inc. (a)	690	19,824
Kohl's Corp. (a)	510	26,331
		46,155
Multi-Utilities & Unregulated Power - 1.0%
Duke Energy Corp.	720	20,167
ONEOK, Inc.	350	10,787
Public Service Enterprise Group, Inc.	480	26,107
		57,061
Oil & Gas - 3.2%
General Maritime Corp. (a)	850	41,174
Nordic American Tanker Shipping	800	37,960
Teekay Shipping Corp.	1,150	51,692
Ultra Petroleum Corp. (a)	1,010	51,308
		182,134
Road & Rail - 6.8%
Arkansas Best Corp.	1,380	52,136
Burlington Northern Santa Fe Corp.	920	49,616
CSX Corp.	1,590	66,223
Knight Transportation, Inc.	1,680	41,446
Norfolk Southern Corp.	1,640	60,762
Old Dominion Freight Line (a)	1,940	60,431
Yellow Roadway Corp. (a)	1,040	60,882
		391,496
Semiconductor & Semiconductor Equipment - 3.7%
ATI Technologies, Inc. (a)	3,240	55,923
KLA-Tencor Corp. (a)	440	20,244
Marvell Technology Group Ltd. (a)	1,330	50,992
Texas Instruments, Inc.	3,260	83,097
		210,256
Specialty Retail - 7.8%
Finish Line, Inc.	2,880	66,672
Jos. A Bank Clothiers, Inc. (a)	1,450	42,485
Michaels Stores, Inc.	1,190	43,197
O'Reilly Automotive, Inc. (a)	1,050	52,006
Pacific Sunwear Of California (a)	1,910	53,442
Ross Stores, Inc.	1,700	49,538
The Home Depot	1,600	61,184
The Sherwin-Williams Co.	780	34,312
Urban Outfitters, Inc. (a)	1,000	47,970
		450,806
Textiles, Apparel & Luxury Goods - 3.7%
Brown Shoe Co., Inc.	1,880	64,428
Polo Ralph Lauren Corp.	720	27,936
Quiksilver, Inc. (a)	1,880	54,576
Reebok International Ltd.	1,470	65,121
		212,061
Transportation - 1.1%
Dampskibsselskabet Torm AS ADR (a)	1,200	64,188

Water Utilities - 1.1%
American States Water Co.	2,450	61,985

Wireless Telecommunication Services - 1.5%
America Movil SA de CV ADR	1,680	86,688

Total Common Stocks (Cost $5,124,487)		$5,483,708

	Face	Fair
Short Term Notes - 4.7%	Amount	Value
U.S. Government Agency Issues - 4.7%
Federal Home Loan Bank Discount Note
2.433% 04/01/05	$ 274,000	$274,000

Variable Rate Demand Notes - 0.0%
Wisconsin Corporate Central Credit Union
2.520% 12/31/31 (b)	556	556

Total Short Term Notes (Cost $274,556)		$274,556

Total Investments - 100.0% (Cost $5,399,043) (c)		$5,758,264
Other Assets in Excess of Liabilities - 0.0%		(2,865)
Total Net Assets - 100.0%		$5,755,399

ADR American Depository Receipt
(a) Represents a non-income producing security.
(b) Security is a variable rate instrument in which the coupon rate is adjusted weekly based on the one-month
LIBOR rate. The interest rate stated is the rate in effect at period-end.
(c) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund, Inc.
Balanced Portfolio
March 31, 2005 (Unaudited)

		Fair
Common Stocks - 67.2%	Shares	Value
Aerospace & Defense - 1.8%
Goodrich Corp.	450	$17,231
L-3 Communications Holdings, Inc.	140	9,943
Lockheed Martin Corp.	170	10,380
		37,554
Airlines - 0.5%
SkyWest, Inc.	600	11,154

Capital Markets - 3.4%
AG Edwards, Inc.	330	14,784
Eaton Vance Corp.	580	13,595
Investment Technology Group, Inc. (a)	840	14,700
Morgan Stanley	150	8,587
SEI Investments Co.	260	9,402
The Bear Stearns Companies Inc.	120	11,988
		73,056
Chemicals - 2.6%
E.I. Du Pont de Nemours & Co.	280	14,347
Eastman Chemical Co.	130	7,670
Methanex Corp.	700	13,601
PPG Industries, Inc.	160	11,443
The Dow Chemical Co.	170	8,475
		55,536
Commercial Banks - 0.4%
Bank of America Corp.	200	8,820

Communications Equipment - 1.3%
Nokia Corp. ADR	640	9,875
Spectralink Corp.	1,320	18,639
		28,514
Computers & Peripherals - 1.1%
EMC Corp. (a)	820	10,103
Logitech International SA ADR (a)	230	14,002
		24,105
Construction Materials - 1.4%
Eagle Materials, Inc.	200	16,188
Florida Rock Industries, Inc.	240	14,117
		30,305
Consumer Finance - 2.3%
AmeriCredit Corp. (a)	630	14,767
Providian Financial Corp. (a)	1,010	17,332
World Acceptance Corp. (a)	660	16,843
		48,942
Containers & Packaging - 1.5%
Owens-Illinois, Inc. (a)	770	19,358
Silgan Holdings, Inc.	210	13,646
		33,004
Diversified Financial Services - 1.4%
Citigroup, Inc.	340	15,280
ING Groep NV ADR	514	15,538
		30,818
Electric Utilities - 2.5%
CenterPoint Energy, Inc.	1,770	21,293
PPL Corp.	280	15,117
TECO Energy, Inc.	1,070	16,778
		53,188
Electronic Equipment & Instruments - 0.6%
Mettler-Toledo International, Inc. (a)	260	12,350

Food & Staples Retailing - 0.9%
BJ's Wholesale Club, Inc. (a)	590	18,325

Food Products - 1.6%
Fresh Del Monte Produce, Inc.	540	16,481
General Mills, Inc.	380	18,677
		35,158
Health Care Equipment & Supplies - 2.1%
Cooper Cos. Inc.	230	16,767
Smith & Nephew PLC ADR	200	9,404
West Pharmaceutical Services, Inc.	760	18,164
		44,335
Health Care Providers & Services - 5.6%
Alliance Imaging, Inc. (a)	1,430	13,656
AMERIGROUP Corp. (a)	430	15,721
Centene Corp. (a)	540	16,195
CIGNA Corp.	230	20,539
Computer Programs & Systems, Inc.	670	18,813
Medco Health Solutions, Inc. (a)	410	20,324
Owens & Minor, Inc.	540	14,661
		119,909
Hotels, Restaurants & Leisure - 1.9%
CEC Entertainment, Inc. (a)	250	9,150
McDonald's Corp.	400	12,456
Sonic Corp. (a)	570	19,038
		40,644
Household Durables - 1.6%
Hovnanian Enterprises, Inc. (a)	350	17,850
Ryland Group, Inc.	280	17,366
		35,216
Industrial Conglomerates - 0.9%
Textron, Inc.	260	19,401

Insurance - 2.5%
RLI Corp.	290	12,021
Selective Insurance Group	290	13,407
The Allstate Corp.	240	12,974
Unitrin, Inc.	330	14,982
		53,384
Internet Software & Services - 0.8%
j2 Global Communications, Inc. (a)	510	17,498

IT Services - 0.7%
Cognizant Technology Solutions Corp. (a)	300	13,860

Leisure Equipment & Products - 0.8%
Eastman Kodak Co.	540	17,577

Machinery - 2.7%
Manitowoc Co.	470	18,983
Stewart & Stevenson Services	950	21,746
The Toro Co.	190	16,815
		57,544
Metals & Mining - 1.2%
Steel Dynamics, Inc.	470	16,192
Steel Technologies, Inc.	400	9,596
		25,788
Multi-Utilities & Unregulated Power - 0.9%
ONEOK, Inc.	590	18,184

Oil & Gas - 3.1%
ConocoPhillips	160	17,254
General Maritime Corp. (a)	340	16,470
Nordic American Tanker Shipping	290	13,760
Ultra Petroleum Corp. (a)	360	18,288
		65,772
Pharmaceuticals - 1.6%
Abbott Laboratories	250	11,655
Johnson & Johnson	340	22,834
		34,489
Road & Rail - 4.1%
Arkansas Best Corp.	290	10,956
Burlington Northern Santa Fe Corp.	380	20,493
Canadian National Railway Co.	230	14,561
J.B. Hunt Transport Services, Inc.	210	9,192
Knight Transportation, Inc.	375	9,251
Norfolk Southern Corp.	310	11,486
Yellow Roadway Corp. (a)	200	11,708
		87,647
Semiconductor & Semiconductor Equipment - 1.6%
Marvell Technology Group Ltd. (a)	430	16,486
Texas Instruments, Inc.	690	17,588
		34,074
Specialty Retail - 3.5%
Abercrombie & Fitch Co. - Class A	330	18,889
Finish Line, Inc.	970	22,455
GameStop Corp. (a)	480	10,637
Michaels Stores, Inc.	400	14,520
The Sherwin-Williams Co.	200	8,798
		75,299
Textiles, Apparel & Luxury Goods - 3.2%
Brown Shoe Co, Inc.	500	17,135
Quiksilver, Inc. (a)	600	17,418
Reebok International Ltd.	370	16,391
V.F. Corp.	310	18,333
		69,277
Tobacco - 2.5%
Altria Group, Inc.	260	17,001
Reynolds American, Inc.	200	16,118
UST, Inc.	390	20,163
		53,282
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	585	15,912
Hughes Supply, Inc.	240	7,140
		23,052
Water Utilities - 1.5%
American States Water Co.	600	15,180
California Water Service Group	510	17,019
		32,199

Total Common Stocks (Cost $1,306,217)		$1,439,260

	Face	Fair
U.S. Treasury Obligations - 8.1%	Amount	Value
U.S. Treasury Bond 7.500% 11/15/16	$ 30,000	$37,622
U.S. Treasury Bond 6.875% 08/15/25	20,000	25,105
U.S. Treasury Bond 5.250% 02/15/29	30,000	31,600
U.S. Treasury Note 1.625% 04/30/05	30,000	29,981
U.S. Treasury Note 5.000% 02/15/11	30,000	31,169
U.S. Treasury Note 3.875% 02/15/13	19,000	18,346
Total U.S. Treasury Obligations (Cost $175,068)		$173,823

	Face	Fair
U.S. Government Agency Issues - 6.9%	Amount	Value
Fannie Mae 1.875% 09/15/05	$ 60,000	$59,631
Fannie Mae 6.250% 05/15/29	20,000	23,002
Fannie Mae 7.125% 01/15/30	20,000	25,444
Federal Home Loan Bank 4.500% 09/16/13	20,000	19,711
Federal Home Loan Bank 5.375% 08/15/18	20,000	20,711
Total U.S. Government Agency Issues (Cost $146,218)		$148,499

	Face	Fair
Corporate Bonds - 11.0%	Amount	Value
Capital Markets - 0.5%
Merrill Lynch & Co, Inc.
5.000% 02/03/14	$ 10,000	$9,814

Commercial Banks - 0.9%
First Tennessee Bank
2.760% 11/18/05 (b)	20,000	19,999

Commercial Services & Supplies - 0.7%
United Rentals North America, Inc.
7.750% 11/15/13	15,000	14,625

Consumer Finance - 0.4%
General Motors Acceptance Corp.
5.125% 05/09/08	10,000	9,265

Diversified Financial Services - 0.5%
Citigroup, Inc.
5.125% 05/05/14	10,000	10,016

Diversified Telecommunication Services - 0.4%
Bell Atlantic Pennsylvania, Inc.
6.000% 12/01/28	10,000	9,643

Electronic Equipment & Instruments - 1.0%
Avnet, Inc.
8.000% 11/15/06	20,000	21,100

Food Products - 0.6%
Archer-Daniels-Midland Co.
8.375% 04/15/17	10,000	12,581

Gas Utilities - 0.7%
SEMCO Energy, Inc.
8.000% 06/30/16	14,000	14,472

Health Care Providers & Services - 0.6%
Curative Health Services, Inc.
10.750% 05/01/11	15,000	12,412

Hotels, Restaurants & Leisure - 0.1%
Bally Total Fitness Holding Corp.
10.500% 07/15/11	2,000	1,980

Industrial Conglomerates - 0.7%
General Electric Co.
5.000% 02/01/13	15,000	15,002

Insurance - 0.9%
AFC Capital Trust I
8.207% 02/03/27	10,000	10,672
Fairfax Financial Holdings Ltd
7.750% 04/26/12	10,000	9,700
		20,372
IT Services - 0.7%
First Data Corp.
4.700% 11/01/06	15,000	15,136

Machinery - 0.4%
Caterpillar Financial Services Corp.
4.000% 07/15/09	10,000	9,663

Media - 0.5%
Mediacom Broadband LLC
11.000% 07/15/13	10,000	10,750

Thrifts & Mortgage Finance - 0.7%
Countrywide Home Loans, Inc.
4.000% 03/22/11	15,000	14,220

Tobacco - 0.7%
Altria Group, Inc.
6.950% 06/01/06	15,000	15,443

Total Corporate Bonds (Cost $240,374)		$236,493

	Face	Fair
Short Term Notes - 6.2%	Amount	Value
U.S. Government Agency Issues - 6.2%
Federal Home Loan Bank Discount Note
2.433% 04/01/05	$ 132,000	$132,000

Variable Rate Demand Notes - 0.0%
Wisconsin Corporate Central Credit Union
2.520% 12/31/31 (c)	735	735

Total Short Term Notes (Cost $132,735)		$132,735

Total Investments - 99.4% (Cost $2,000,612) (d)		$2,130,810
Other Assets in Excess of Liabilities - 0.6%		12,164
Total Net Assets - 100.0%		$2,142,974

ADR American Depository Receipt
(a) Represents a non-income producing security.
(b) Security is a variable rate instrument in which the coupon rate is adjusted quarterly based on the three-month
LIBOR rate minus six basis points. The interest rate stated is the rate in effect at period-end.
(c) Security is a variable rate instrument in which the coupon rate is adjusted weekly based on the one-month
LIBOR rate. The interest rate stated is the rate in effect at period-end.
(d) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund, Inc.
Covered Call Portfolio
March 31, 2005 (Unaudited)

		Fair
Common Stocks - 97.2%	Shares	Value
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc. (a)	300	$ 21,435
Lockheed Martin Corp.	400	24,424
		45,859
Air Freight & Logistics - 1.1%
CNF, Inc.	600	28,074

Airlines - 0.9%
Alaska Air Group, Inc. (a)	400	11,776
SkyWest, Inc.	700	13,013
		24,789
Automobiles - 0.4%
Harley-Davidson, Inc.	200	11,552

Beverages - 0.8%
Constellation Brands, Inc. - Class A (a)	400	21,148

Building Products - 2.1%
Lennox International, Inc.	800	17,536
Masco Corp.	400	13,868
NCI Building Systems, Inc.	600	23,160
		54,564
Capital Markets - 2.8%
AG Edwards, Inc.	700	31,360
Investment Technology Group, Inc. (a)	600	10,500
Lehman Brothers Holdings, Inc.	200	18,832
The Goldman Sachs Group, Inc.	100	10,999
		71,691
Chemicals - 1.3%
Headwaters, Inc. (a)	600	19,692
PPG Industries, Inc.	200	14,304
		33,996
Commercial Services & Supplies - 1.4%
Labor Ready, Inc. (a)	900	16,785
Waste Connections, Inc. (a)	600	20,850
		37,635
Computers & Peripherals - 2.6%
Avid Technology, Inc. (a)	300	16,236
Dell, Inc. (a)	500	19,210
Overland Storage, Inc. (a)	1,200	17,616
SanDisk Corp. (a)	300	8,340
Stratasys, Inc. (a)	200	5,666
		67,068
Construction & Engineering - 1.5%
Granite Construction, Inc.	400	10,508
Jacobs Engineering Group, Inc. (a)	400	20,768
The Shaw Group Inc. (a)	400	8,720
		39,996
Construction Materials - 1.6%
Eagle Materials, Inc.	300	24,282
Lafarge North America, Inc.	300	17,535
		41,817
Consumer Finance - 1.6%
Capital One Financial Corp.	300	22,431
Providian Financial Corporation (a)	900	15,444
SLM Corporation	100	4,984
		42,859
Containers & Packaging - 1.2%
Owens-Illinois, Inc. (a)	1,200	30,168

Electric Utilities - 1.1%
DTE Energy Co.	300	13,644
PPL Corp.	300	16,197
		29,841
Electronic Equipment & Instruments - 1.6%
Amphenol Corp.	600	22,224
Nam Tai Electronics, Inc.	700	18,620
		40,844
Food & Staples Retailing - 0.7%
Nash Finch Co.	500	18,995

Food Products - 0.8%
Corn Products International, Inc.	800	20,792

Health Care Equipment & Supplies - 1.1%
Diagnostic Products Corp.	600	28,980

Health Care Providers & Services - 14.6%
Aetna, Inc.	600	44,970
American Healthways, Inc. (a)	900	29,718
AMERIGROUP Corp. (a)	500	18,280
CIGNA Corp.	400	35,720
Community Health Systems, Inc. (a)	600	20,946
Coventry Health Care, Inc. (a)	300	20,442
HCA, Inc.	700	37,499
Health Net, Inc. (a)	600	19,626
Laboratory Corp Of America Holdings (a)	500	24,100
LifePoint Hospitals, Inc. (a)	400	17,536
Patterson Cos., Inc. (a)	400	19,980
Quest Diagnostics Inc.	300	31,539
United Surgical Partners International, Inc. (a)	600	27,462
Universal Health Services, Inc.	600	31,440
		379,258
Hotels, Restaurants & Leisure - 2.8%
CBRL Group, Inc.	400	16,520
Jack in the Box, Inc. (a)	700	25,970
RARE Hospitality International, Inc. (a)	300	9,264
Sonic Corp. (a)	600	20,040
		71,794
Household Durables - 1.6%
Hovnanian Enterprises, Inc. (a)	300	15,300
Toll Brothers, Inc. (a)	200	15,770
Yankee Candle Co., Inc.	300	9,510
		40,580
Insurance - 6.7%
ACE Ltd.	300	12,381
Everest Re Group Ltd.	300	25,533
Hartford Financial Services Group, Inc.	500	34,280
Loews Corp.	400	29,416
Prudential Financial, Inc.	400	22,960
Selective Insurance Group	600	27,738
The Allstate Corp.	400	21,624
		173,932
Internet Software & Services - 1.8%
Digital Insight Corp. (a)	1,200	19,680
j2 Global Communications, Inc. (a)	600	20,586
WebEx Communications, Inc. (a)	300	6,477
		46,743
IT Services - 1.2%
Anteon International Corp.	200	7,786
Cognizant Technology Solutions Corp. (a)	500	23,100
		30,886
Leisure Equipment & Products - 0.6%
Eastman Kodak Co.	500	16,275

Machinery - 3.3%
Ingersoll-Rand Co. Ltd.	300	23,895
Oshkosh Truck Corp.	300	24,597
Reliance Steel & Aluminum Co.	500	20,005
The Toro Co.	200	17,700
		86,197
Metals & Mining - 2.2%
Aleris International, Inc. (a)	600	14,970
Nucor Corp.	300	17,268
Steel Dynamics, Inc.	700	24,115
		56,353
Multi-Utilities & Unregulated Power - 2.5%
Public Service Enterprise Group, Inc.	500	27,195
Questar Corp.	300	17,775
Sempra Energy	500	19,920
		64,890
Oil & Gas - 5.8%
Ashland, Inc.	200	13,494
General Maritime Corporation (a)	300	14,532
Newfield Exploration Co. (a)	200	14,852
Nordic American Tanker Shipping Limited	200	9,490
OMI Corporation	1,200	22,980
Overseas Shipholding Group, Inc.	400	25,164
Teekay Shipping Corp.	300	13,485
Top Tankers, Inc.	400	7,420
Ultra Petroleum Corp. (a)	500	25,400
XTO Energy, Inc.	134	4,401
		151,218
Road & Rail - 6.3%
Arkansas Best Corp.	300	11,334
Burlington Northern Santa Fe Corp.	700	37,751
CSX Corp.	700	29,155
J.B. Hunt Transport Services, Inc.	600	26,262
Knight Transportation, Inc.	550	13,569
Norfolk Southern Corp.	600	22,230
Swift Transportation Co., Inc. (a)	600	13,284
Yellow Roadway Corp. (a)	200	11,708
		165,293
Semiconductor & Semiconductor Equipment - 3.1%
ATI Technologies, Inc.	500	8,630
International Rectifier Corp. (a)	300	13,650
KLA-Tencor Corp.	300	13,803
Omnivision Technologies, Inc. (a)	400	6,060
Texas Instruments, Inc.	1,500	38,235
		80,378
Software - 1.0%
Fair Isaac Corp.	400	13,776
SS&C Technologies, Inc.	200	4,560
Take-Two Interactive Software, Inc. (a)	200	7,820
		26,156
Specialty Retail - 8.1%
Abercrombie & Fitch Co. - Class A	400	22,896
Best Buy Co., Inc.	200	10,802
Hot Topic, Inc. (a)	1,300	28,405
Lowe's Cos. Inc.	300	17,127
Michaels Stores, Inc.	600	21,780
O'Reilly Automotive, Inc. (a)	100	4,953
Pacific Sunwear Of California, Inc. (a)	600	16,788
Ross Stores, Inc.	900	26,226
The Finish Line, Inc.	700	16,205
The Home Depot	700	26,768
The Sherwin-Williams Company	400	17,596
		209,546
Textiles, Apparel & Luxury Goods - 4.2%
Nike, Inc.	100	8,331
Polo Ralph Lauren Corp.	300	11,640
Quiksilver, Inc. (a)	800	23,224
Reebok International Ltd.	500	22,150
The Timberland Company (a)	300	21,279
V.F. Corp.	400	23,656
		110,280
Tobacco - 2.0%
Altria Group, Inc.	500	32,695
Reynolds American, Inc.	100	8,059
UST, Inc.	200	10,340
		51,094
Trading Companies & Distributors - 0.7%
W.W. Grainger, Inc.	300	18,681

Wirless Telecommunication Services - 2.3%
America Movil SA de CV	700	36,120
NII Holdings, Inc. (a)	200	11,500
SpectraSite, Inc. (a)	200	11,594
		59,214

Total Common Stocks (Cost $2,336,563)		$2,529,435

	Face	Fair
Short-Term Notes - 7.7%	Amount	Value
U.S. Government Agency Issues - 7.7%
Federal Home Loan Bank Discount Note	$ 200,000	$200,000
2.433% 04/01/05

Variable Rate Demand Notes - 0.0%
Wisconsin Corporate Central Credit Union	666	666
2.520% 12/31/31 (b)

Total Short-Term Notes (Cost $200,666)		$200,666

Total Investments - 104.9% (Cost $2,537,229) (d)		$2,730,101
Liabilities in Excess of Other Assets - (4.9)%		(128,442)
Total Net Assets - 100.0%		$2,601,659

(a) Represents a non-income producing security.
(b) Security is a variable rate instrument in which the coupon rate is adjusted weekly based on the one-month
LIBOR rate. The interest rate stated is the rate in effect at period-end.
(c) All common stocks are fully or partially pledged as collateral for call options outstanding, which are presented in the following schedule of outstanding call options.
(d) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 4.

Ohio National Fund, Inc.
Covered Call Portfolio
Outstanding Call Options
March 31, 2005 (Unaudited)

Underlying Security					Fair
Expiration Date/Exercise Price				Contracts*	Value

Abercrombie & Fitch Co. - Class A
Expiration	April-05	Exercise Price	$ 55.00	2	$ 600

ACE Ltd.
Expiration	May-05	Exercise Price	$ 45.00	3	90

Aetna, Inc.
Expiration	April-05	Exercise Price	$ 75.00	3	525
Expiration	May-05	Exercise Price	$ 75.00	1	330

AG Edwards, Inc.
Expiration	April-05	Exercise Price	$ 45.00	5	300

Alaska Air Group, Inc.
Expiration	April-05	Exercise Price	$ 30.00	4	280

Aleris International, Inc.
Expiration	May-05	Exercise Price	$ 30.00	6	225

Alliant Techsystems, Inc.
Expiration	May-05	Exercise Price	$ 75.00	2	165

Altria Group, Inc.
Expiration	April-05	Exercise Price	$ 65.00	4	480

America Movil SA de CV
Expiration	April-05	Exercise Price	$ 55.00	6	75
Expiration	May-05	Exercise Price	$ 55.00	1	110

American Healthways, Inc.
Expiration	April-05	Exercise Price	$ 35.00	6	105
Expiration	May-05	Exercise Price	$ 35.00	3	247

AMERIGROUP Corp.
Expiration	May-05	Exercise Price	$ 35.00	2	540

Amphenol Corp.
Expiration	May-05	Exercise Price	$ 40.00	3	157

Anteon International Corp.
Expiration	April-05	Exercise Price	$ 40.00	2	80

Arkansas Best Corp.
Expiration	April-05	Exercise Price	$ 40.00	2	80
Expiration	April-05	Exercise Price	$ 45.00	1	250

Ashland, Inc.
Expiration	April-05	Exercise Price	$ 70.00	2	160

ATI Technologies, Inc.
Expiration	April-05	Exercise Price	$ 17.50	5	150

Avid Technology, Inc.
Expiration	April-05	Exercise Price	$ 55.00	2	230
Expiration	May-05	Exercise Price	$ 55.00	1	295

Best Buy Co., Inc.
Expiration	April-05	Exercise Price	$ 55.00	2	230

Burlington Northern Santa Fe Corp.
Expiration	April-05	Exercise Price	$ 50.00	4	1,640

Capital One Financial Corp.
Expiration	April-05	Exercise Price	$ 75.00	3	338

CBRL Group, Inc.
Expiration	April-05	Exercise Price	$ 45.00	4	50

CIGNA Corp.
Expiration	April-05	Exercise Price	$ 90.00	4	640

CNF, Inc.
Expiration	April-05	Exercise Price	$ 47.50	1	67
Expiration	April-05	Exercise Price	$ 50.00	5	62

Cognizant Technology Solutions Corp.
Expiration	April-05	Exercise Price	$ 45.00	3	570

Community Health Systems, Inc.
Expiration	May-05	Exercise Price	$ 35.00	6	780

Constellation Brands, Inc. - Class A
Expiration	April-05	Exercise Price	$ 50.00	1	307
Expiration	April-05	Exercise Price	$ 55.00	2	55
Expiration	May-05	Exercise Price	$ 55.00	1	85

Corn Products International, Inc.
Expiration	April-05	Exercise Price	$ 27.50	8	440

Coventry Health Care, Inc.
Expiration	April-05	Exercise Price	$ 65.00	2	720
Expiration	April-05	Exercise Price	$ 70.00	1	60

CSX Corp.
Expiration	May-05	Exercise Price	$ 45.00	7	193

Dell, Inc.
Expiration	April-05	Exercise Price	$ 40.00	5	75

Diagnostic Products Corp.
Expiration	April-05	Exercise Price	$ 50.00	4	190
Expiration	May-05	Exercise Price	$ 50.00	2	285

Digital Insight Corp.
Expiration	April-05	Exercise Price	$ 17.50	11	138
Expiration	May-05	Exercise Price	$ 17.50	1	45

DTE Energy Co.
Expiration	April-05	Exercise Price	$ 45.00	2	180

Eagle Materials, Inc.
Expiration	April-05	Exercise Price	$ 85.00	3	480

Eastman Kodak Co.
Expiration	April-05	Exercise Price	$ 32.50	2	130
Expiration	April-05	Exercise Price	$ 35.00	3	30

Everest Re Group Ltd.
Expiration	April-05	Exercise Price	$ 90.00	2	50
Expiration	May-05	Exercise Price	$ 90.00	1	73

Fair Isaac Corp.
Expiration	May-05	Exercise Price	$ 35.00	3	277

General Maritime Corporation
Expiration	April-05	Exercise Price	$ 50.00	3	240

Granite Construction, Inc.
Expiration	April-05	Exercise Price	$ 25.00	1	143

Harley-Davidson, Inc.
Expiration	April-05	Exercise Price	$ 60.00	2	100

Hartford Financial Services Group, Inc.
Expiration	April-05	Exercise Price	$ 70.00	1	60
Expiration	April-05	Exercise Price	$ 75.00	4	30

HCA, Inc.
Expiration	April-05	Exercise Price	$ 47.50	5	3,100
Expiration	May-05	Exercise Price	$ 55.00	2	250

Headwaters, Inc.
Expiration	May-05	Exercise Price	$ 35.00	6	540

Hot Topic, Inc.
Expiration	May-05	Exercise Price	$ 22.50	13	975

Hovnanian Enterprises, Inc.
Expiration	April-05	Exercise Price	$ 55.00	3	150

Ingersoll-Rand Co. Ltd.
Expiration	May-05	Exercise Price	$ 90.00	3	113

International Rectifier Corp.
Expiration	April-05	Exercise Price	$ 45.00	2	290

Investment Technology Group, Inc.
Expiration	April-05	Exercise Price	$ 20.00	6	60

j2 Global Communications, Inc.
Expiration	April-05	Exercise Price	$ 35.00	2	190
Expiration	April-05	Exercise Price	$ 40.00	4	30

Jack in the Box, Inc.
Expiration	May-05	Exercise Price	$ 40.00	7	315

Jacobs Engineering Group, Inc.
Expiration	April-05	Exercise Price	$ 55.00	3	37
Expiration	May-05	Exercise Price	$ 55.00	1	78

J.B. Hunt Transport Services, Inc.
Expiration	April-05	Exercise Price	$ 45.00	2	135
Expiration	May-05	Exercise Price	$ 50.00	4	170

KLA-Tencor Corp.
Expiration	April-05	Exercise Price	$ 47.50	2	110

Knight Transportation, Inc.
Expiration	April-05	Exercise Price	$ 25.00	3	90
Expiration	May-05	Exercise Price	$ 25.00	2	185

Labor Ready, Inc.
Expiration	May-05	Exercise Price	$ 20.00	8	400

Laboratory Corp Of America Holdings
Expiration	April-05	Exercise Price	$ 45.00	1	330
Expiration	April-05	Exercise Price	$ 50.00	2	25
Expiration	May-05	Exercise Price	$ 47.50	2	395

Lafarge North America, Inc.
Expiration	April-05	Exercise Price	$ 60.00	2	95

Lehman Brothers Holdings, Inc.
Expiration	April-05	Exercise Price	$ 95.00	1	140

Lennox International, Inc.
Expiration	April-05	Exercise Price	$ 22.50	5	112
Expiration	May-05	Exercise Price	$ 22.50	3	173

LifePoint Hospitals, Inc.
Expiration	May-05	Exercise Price	$ 40.00	2	880
Expiration	May-05	Exercise Price	$ 45.00	2	310

Lockheed Martin Corp.
Expiration	May-05	Exercise Price	$ 60.00	2	470

Loews Corp.
Expiration	April-05	Exercise Price	$ 75.00	3	120
Expiration	May-05	Exercise Price	$ 75.00	1	145

Lowe's Cos. Inc.
Expiration	May-05	Exercise Price	$ 60.00	3	150

Masco Corp.
Expiration	April-05	Exercise Price	$ 35.00	3	75

Michaels Stores, Inc.
Expiration	May-05	Exercise Price	$ 35.00	4	920

Nam Tai Electronics, Inc.
Expiration	May-05	Exercise Price	$ 30.00	7	280

Nash Finch Co.
Expiration	April-05	Exercise Price	$ 35.00	2	620
Expiration	April-05	Exercise Price	$ 40.00	2	65
Expiration	May-05	Exercise Price	$ 40.00	1	115

NCI Building Systems, Inc.
Expiration	April-05	Exercise Price	$ 40.00	4	230
Expiration	May-05	Exercise Price	$ 40.00	2	265

Newfield Exploration Co.
Expiration	April-05	Exercise Price	$ 75.00	2	280

NII Holdings, Inc.
Expiration	April-05	Exercise Price	$ 60.00	2	500

Nike, Inc.
Expiration	April-05	Exercise Price	$ 85.00	1	75

Nordic American Tanker Shipping Limited
Expiration	April-05	Exercise Price	$ 50.00	2	100

Norfolk Southern Corp.
Expiration	May-05	Exercise Price	$ 40.00	6	240

Nucor Corp.
Expiration	April-05	Exercise Price	$ 65.00	3	90

OMI Corporation
Expiration	April-05	Exercise Price	$ 20.00	10	250
Expiration	May-05	Exercise Price	$ 20.00	2	170

Omnivision Technologies, Inc.
Expiration	April-05	Exercise Price	$ 17.50	4	40

O'Reilly Automotive, Inc.
Expiration	May-05	Exercise Price	$ 50.00	1	160

Oshkosh Truck Corp.
Expiration	April-05	Exercise Price	$ 80.00	2	600

Overland Storage, Inc.
Expiration	April-05	Exercise Price	$ 15.00	10	350

Overseas Shipholding Group, Inc.
Expiration	April-05	Exercise Price	$ 65.00	3	270
Expiration	May-05	Exercise Price	$ 65.00	1	240

Owens-Illinois, Inc.
Expiration	May-05	Exercise Price	$ 25.00	8	1,100

PPG Industries, Inc.
Expiration	May-05	Exercise Price	$ 75.00	2	110

PPL Corp.
Expiration	April-05	Exercise Price	$ 55.00	2	40
Expiration	May-05	Exercise Price	$ 55.00	1	60

Pacific Sunwear Of California, Inc.
Expiration	April-05	Exercise Price	$ 30.00	6	105

Patterson Cos., Inc.
Expiration	April-05	Exercise Price	$ 50.00	4	360

Polo Ralph Lauren Corp.
Expiration	April-05	Exercise Price	$ 40.00	1	35
Expiration	May-05	Exercise Price	$ 40.00	2	180

Providian Financial Corporation
Expiration	May-05	Exercise Price	$ 17.50	5	300

Prudential Financial, Inc.
Expiration	April-05	Exercise Price	$ 60.00	3	37
Expiration	May-05	Exercise Price	$ 60.00	1	83

Public Service Enterprise Group, Inc.
Expiration	April-05	Exercise Price	$ 55.00	4	150
Expiration	May-05	Exercise Price	$ 55.00	1	75

Quest Diagnostics Inc.
Expiration	April-05	Exercise Price	$ 100.00	1	535
Expiration	May-05	Exercise Price	$ 105.00	1	325

Questar Corp.
Expiration	April-05	Exercise Price	$ 55.00	3	1,320

Quiksilver, Inc.
Expiration	April-05	Exercise Price	$ 30.00	6	330
Expiration	April-05	Exercise Price	$ 35.00	2	25

RARE Hospitality International, Inc.
Expiration	April-05	Exercise Price	$ 30.00	2	225

Reebok International Ltd.
Expiration	April-05	Exercise Price	$ 45.00	3	173

Reliance Steel & Aluminum Co.
Expiration	May-05	Exercise Price	$ 45.00	3	232

Reynolds American, Inc.
Expiration	May-05	Exercise Price	$ 80.00	1	330

Ross Stores, Inc.
Expiration	May-05	Exercise Price	$ 30.00	9	900

SanDisk Corp.
Expiration	April-05	Exercise Price	$ 27.50	1	125
Expiration	April-05	Exercise Price	$ 30.00	1	25
Expiration	May-05	Exercise Price	$ 30.00	1	130

Selective Insurance Group
Expiration	April-05	Exercise Price	$ 45.00	3	472
Expiration	April-05	Exercise Price	$ 50.00	1	13

Sempra Energy
Expiration	April-05	Exercise Price	$ 40.00	1	52
Expiration	May-05	Exercise Price	$ 40.00	2	235

SkyWest, Inc.
Expiration	May-05	Exercise Price	$ 20.00	7	210

SLM Corp.
Expiration	April-05	Exercise Price	$ 50.00	1	110

Sonic Corp.
Expiration	April-05	Exercise Price	$ 35.00	4	80
Expiration	May-05	Exercise Price	$ 35.00	2	170

SpectraSite, Inc.
Expiration	April-05	Exercise Price	$ 60.00	1	57
Expiration	May-05	Exercise Price	$ 60.00	1	173

SS&C Technologies, Inc.
Expiration	May-05	Exercise Price	$ 25.00	2	125

Steel Dynamics, Inc.
Expiration	April-05	Exercise Price	$ 40.00	7	175

Stratasys, Inc.
Expiration	April-05	Exercise Price	$ 30.00	2	50

Swift Transportation Co., Inc.
Expiration	April-05	Exercise Price	$ 22.50	2	110
Expiration	May-05	Exercise Price	$ 25.00	4	120

Take-Two Interactive Software, Inc.
Expiration	April-05	Exercise Price	$ 40.00	1	77
Expiration	April-05	Exercise Price	$ 42.50	1	25

Teekay Shipping Corp.
Expiration	April-05	Exercise Price	$ 50.00	3	45

Texas Instruments, Inc.
Expiration	May-05	Exercise Price	$ 27.50	15	750

The Allstate Corp.
Expiration	May-05	Exercise Price	$ 55.00	4	340

The Finish Line, Inc. - Class A
Expiration	May-05	Exercise Price	$ 22.50	6	870

The Goldman Sachs Group, Inc.
Expiration	May-05	Exercise Price	$ 115.00	1	120

The Home Depot
Expiration	April-05	Exercise Price	$ 40.00	7	70

The Shaw Group Inc.
Expiration	April-05	Exercise Price	$ 20.00	2	410

The Sherwin-Williams Co.
Expiration	May-05	Exercise Price	$ 45.00	2	210

The Timberland Company
Expiration	April-05	Exercise Price	$ 75.00	3	68

The Toro Co.
Expiration	May-05	Exercise Price	$ 95.00	2	235

Toll Brothers, Inc.
Expiration	April-05	Exercise Price	$ 85.00	2	80

Top Tankers, Inc.
Expiration	May-05	Exercise Price	$ 20.00	4	300

Ultra Petroleum Corp.
Expiration	April-05	Exercise Price	$ 55.00	1	40
Expiration	May-05	Exercise Price	$ 55.00	4	740

United Surgical Partners International, Inc.
Expiration	April-05	Exercise Price	$ 45.00	4	610
Expiration	May-05	Exercise Price	$ 47.50	2	285

Universal Health Services, Inc.
Expiration	April-05	Exercise Price	$ 50.00	4	1,070
Expiration	May-05	Exercise Price	$ 55.00	2	170

UST, Inc.
Expiration	April-05	Exercise Price	$ 55.00	1	25
Expiration	May-05	Exercise Price	$ 55.00	1	37

V.F. Corp.
Expiration	April-05	Exercise Price	$ 60.00	4	230

Waste Connections, Inc.
Expiration	May-05	Exercise Price	$ 35.00	4	350

WebEx Communications, Inc.
Expiration	April-05	Exercise Price	$ 22.50	3	75

W.W. Grainger, Inc.
Expiration	April-05	Exercise Price	$ 60.00	1	258

XTO Energy, Inc.
Expiration	April-05	Exercise Price	$ 35.00	1	25

Yankee Candle Co., Inc.
Expiration	April-05	Exercise Price	$ 35.00	3	15

Yellow Roadway Corp.
Expiration	April-05	Exercise Price	$ 60.00	1	83

Total Options Outstanding (Premiums received of $47,794)				554	$ 47,810

* 100 shares per contract.

Ohio National Fund, Inc.
Notes to the Schedule of Investments
March 31, 2005 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund consists of twenty one separate investment portfolios (the “Portfolios”) that seek the following objectives and investment strategies:

■	Equity Portfolio - Long-term growth of capital by investing primarily in common stocks or other equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■	Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio - Total return on assets by investing primarily in equity securities of foreign companies.

■	Capital Appreciation Portfolio - Long term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Discovery Portfolio - Maximum capital growth by investing primarily in common stocks of small sized companies.

■	International Small Company Portfolio - Long-term growth of capital by investing primarily in equity securities of foreign companies having a market capitalization at time of purchase of $5 billion or less.

■	Aggressive Growth Portfolio - Long-term capital growth by investing primarily in equity securities with attractive growth opportunities.

■	Small Cap Growth Portfolio - Long-term capital appreciation by investing in stocks of small companies with strong business franchises and competitive positions that generate rapidly rising earnings or profits.

■	Mid Cap Opportunity Portfolio - Long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

■	S&P 500 Index Portfolio - Total return that approximates that of the Standard & Poor's 500 Index ("S&P 500") by investing in common stocks and in stock index futures contracts hedged by U.S. Government obligations, investment-grade corporate bonds and money market instruments.

■	Blue Chip Portfolio - Growth of capital and income by investing primarily in securities of high quality companies.

■	High Income Bond Portfolio - High current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by S&P or Fitch.

■	Capital Growth Portfolio - Long-term capital appreciation by investing in and actively managing equity securities in small cap growth companies.

■	Nasdaq-100 Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100 Index. Unlike the other Portfolios, the Nasdaq-100 Index Portfolio is a non-diversified portfolio.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	U.S. Equity Portfolio - Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing within under-priced sectors and industries.

■	Balanced Portfolio - Capital appreciation and income by investing within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Covered Call Portfolio - Modest capital appreciation by investing within under-priced sectors and industries and maximization of realized gains from writing covered call options.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information (“SAI”) of Ohio National Fund, Inc. There are no assurances these objectives will be met. Each Portfolio, except the Nasdaq-100 Index Portfolio, is classified as a diversified fund.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each class represents an undivided interest in the assets of the Portfolio corresponding to that class. Each share of a Portfolio may participate equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 270,000,000 of its capital shares. 30,000,000 shares are allocated to the Money Market Portfolio, 20,000,000 shares each are allocated to the Equity, Omni, International and S&P 500 Index Portfolios, and 10,000,000 shares are allocated to each of the other Portfolios.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

All investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 1940 Act. Should the money market component of the Omni Portfolio maintain a dollar-weighted average maturity of 120 days or less and have no maturities greater than one year, such money market component of the Omni Portfolio will be valued at amortized cost. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less are consistently valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating interest rates on the fair value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolios would receive if a security were sold.

Investments, other than those securities aforementioned, are priced at fair value as determined by pricing procedures approved by the Fund’s Board of Directors (the “Board’). The following is an overview of these procedures:

Domestic equity securities that are traded on U.S. exchanges are valued at the daily closing price on the exchange on which each security is principally traded. Over-the-counter domestic equity securities are valued at the last sale price reported daily as of 4:00 pm Eastern Time. If, on a particular day, a domestic equity security is not traded, the mean between the bid and ask prices reported at 4:00 pm Eastern Time will generally be used for valuation purposes. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Fixed income securities with a remaining maturity exceeding sixty days, other than U.S. Government and agency securities, are valued using specific market quotations or a matrix method provided by independent pricing services approved by the Board. If such information is unavailable, the mean between the daily close bid and ask prices is used. U.S. Government and agency securities are valued at the mean between the daily close bid and ask prices.

Repurchase agreements are valued at original cost.

Restricted securities, illiquid securities, and other investments for which market quotations are not readily available are valued at estimated fair value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the last sale price at the close of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and the ask quotes at daily close, or the last sale price when appropriate. Non-traded foreign equity securities are priced on last trades or at the mean value between the daily close bid and ask quotes where readily available. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Securities that are primarily traded on foreign exchanges are further subjected to fair pricing valuation procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time. Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related ADRs, NY registered shares, iShares, and futures. The assumptions selected by the Fund that are used in the valuation include a zero-basis trigger using the S&P 500 Index and a 75% confidence interval. These assumptions result in the performance of the pricing procedures each day there is a change in the S&P 500 index from the time of local close to the 4:00 pm Eastern Time. U.S. market close for each individual security where there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by the management of the Fund as well as the Fund’s Board. Prior results have indicated that the fair value procedures have been effective in reaching valuation objectives.

The differences between cost and fair values of investments are reflected as unrealized appreciation or unrealized depreciation.

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are determined daily at 4:00 pm EST. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions. Events that could impact the exchange rates may occur between the time at which the exchange rates are determined and the time the Portfolios’ net assets are valued. For those Portfolios holding foreign investments, the computation of the respective net asset value would not include the impact of such events. If such events are detected and are determined to materially affect the currency exchange rates during such time period, the securities are valued at their estimated fair value as determined in good faith by Fund’s Pricing Committee under the supervision of the Board.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by Federal income tax regulations.

All Portfolios of the Fund may invest in foreign investments, although foreign securities purchased by the Money Market Portfolio must be denominated in U.S. dollars and held in custody in the United States of America. The International and International Small Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Options

Each Portfolio, other than the Money Market Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio's total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. The S&P 500 Index and Covered Call Portfolios are not subject to the above limitations, as these Portfolios may engage in the purchase or selling of put or call options in accordance with the Portfolios’ stated investment objectives. Options are recorded at fair value, and the related realized and unrealized gains and losses are included in the statement of operations. The Portfolios making use of options bear the market risk of an unfavorable change in the price of securities or indices underlying the options and are subject to the risk that the options will expire before being exercised. A further risk associated with investing in options is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established market.

Futures Contracts

Each Portfolio, other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts. Futures contracts are used for the purpose of hedging its existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash, commercial paper, or receivables for securities sold equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets. A further risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established market.

The S&P 500 Index Portfolio may purchase or sell stock index futures contracts, and options thereon, and the Nasdaq-100 Index Portfolio may purchase or sell derivative securities designed to replicate the Nasdaq-100 Index in accordance with their stated investment objectives.

Foreign Currency Contracts, Futures, and Options

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency exchange contracts, foreign currency options, and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described for options and futures, generally. A forward contract involves an obligation to purchase or sell a foreign currency at a future date, at a negotiated rate. These contracts are recorded at fair value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Portfolios could be exposed to foreign currency fluctuations. The use of foreign currency hedging transactions might not successfully protect a Portfolio against a loss resulting from the movements of foreign currency in relation to the U.S. dollar and do not eliminate fluctuations in the prices of other securities.

Repurchase Agreements

The Portfolios may acquire repurchase agreements from member banks of the Federal Reserve System which are deemed creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). At March 31, 2005, certain Portfolios invested in repurchase agreements, which in the aggregate amounted to $. These securities are collateralized by various U.S. Treasury bonds and agency obligations with a fair value of $. The Fund only pays for such securities upon physical delivery or evidence of book entry transfer to the account of the Fund through its custodian.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Section 4(2) commercial paper is issued pursuant to section 4(2) of the 1933 Act which exempts an issue from registration. This paper is used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. 144(A) securities, in which the Portfolios also invest, may include securities issued by corporations without registration under the 1933 Act, in reliance on the private resale of securities to institutions in Section 5 of the 1933 Act ("Rule 144(A)"). Rule 144(A) securities are exempt from the registration requirements for the resale of restricted securities to qualified institutional buyers. Investments by a Portfolio in Rule 144(A) securities could have the effect of decreasing the liquidity of the Portfolio during any period in which institutional investors were no longer interested in purchasing these securities.

Not all restricted securities are considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its assets in illiquid securities.

Borrowing and Securities Lending

Certain Portfolios in the Fund are allowed to borrow for investment purposes. This is generally unsecured borrowing, except to the extent the Portfolios enter into reverse repurchase agreements. The 1940 Act requires the Portfolios to maintain continuous asset coverage equal to three times the amount borrowed. No borrowing was conducted by the Fund during the period ended March 31, 2005.

All Portfolios, with the exception of the Money Market Portfolio, are able to lend securities if the loan is adequately secured, is immediately callable, allows for all interest and dividend payments, and the aggregate value of securities loaned does not exceed one third of the total assets. There were no Fund securities lent during the period ended March 31, 2005.

Securities Transactions and Related Income

In the normal course of business, securities transactions are accounted for no later than the first calculation on the first business day following the trade date basis. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

(3)	Financial Futures Contracts

The S&P 500 Index Portfolio held investments in S&P 500 Index Futures Contracts as of March 31, 2005. These are stock index futures contracts, which are developed by and traded on national commodity exchanges, whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange.

The contracts in the S&P 500 Index Portfolio are fully collateralized with commercial paper and cash on deposit with brokers. The futures contracts in the Portfolio at March 31, 2005 are as follows:

Purchased contracts	Expiration	Notional value	Unrealized depreciation	Collateral held for margin requirements

Long S&P 500 Index Contracts	June 2005	$6,142,500	($223,000)	$6,073,615

(4)	Federal Income Tax Information

Cost basis for Federal income tax purposes differs from the cost basis for financial reporting purposes. The table below details the unrealized appreciation/depreciation and cost basis for Federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Discovery
Gross unrealized:
Appreciation	$163,579,961	$5,823,113	$5,229,977	$15,647,332	$15,785,062	$13,616,207
Depreciation	(45,867,697)	(1,408,322)	(1,845,429)	(4,176,435)	(5,769,771)	(4,918,563)
Net unrealized: Appreciation (depreciation)	$117,712,264	$4,414,791	$3,384,548	$11,470,897	$10,015,291	$8,697,644
Aggregate cost of securities:	$365,045,616	$112,443,933	$65,141,075	$127,566,429	$126,489,821	$68,647,539

	International Small Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500 Index	Blue Chip
Gross unrealized:
Appreciation	$9,913,592	$3,116,568	$5,431,786	$14,462,544	$33,347,858	$4,809,878
Depreciation	(373,329)	(473,346)	(1,056,483)	(2,223,226)	(32,109,126)	(1,069,003)
Net unrealized: Appreciation (depreciation)	$9,540,263	$2,643,222	$4,375,303	$12,239,318	$1,238,732	$3,740,875
Aggregate cost of securities:	$26,320,708	$12,383,054	$12,336,973	$77,451,051	$188,461,445	$27,203,701

	High Income Bond	Capital Growth	Nasdaq-100 Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$2,656,892	$6,926,327	$3,185,546	$909,409	$1,171,990	$550,989
Depreciation	(925,634)	(1,549,795)	(5,691,815)	(391,936)	(415,227)	(126,692)
Net unrealized: Appreciation (depreciation)	$1,731,258	$5,376,532	$(2,506,269)	$517,473	$756,763	$424,297
Aggregate cost of securities:	$40,927,531	$23,121,721	$23,894,946	$14,095,926	$7,630,647	$5,333,967

	Balanced	Covered Call
Gross unrealized:
Appreciation	$150,580	$276,805
Depreciation	(29,843)	(54,743)
Net unrealized: Appreciation (depreciation)	$120,737	$222,062
Aggregate cost of securities:	$2,010,073	$2,508,039

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the registrant are effective.
(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ohio National Fund, Inc.

By (Signature and Title) /s/John J. Palmer
John J. Palmer
President and Director

Date May 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/John J. Palmer
John J. Palmer
President and Director

Date May 18, 2005

By (Signature and Title) /s/R. Todd Brockman
R. Todd Brockman
Treasurer

Date  May 18, 2005